UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03715

ELFUN INCOME FUND

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: December 31, 2019

Item 1. Shareholder Report.

Annual Report

December 31, 2019

Elfun Funds

Elfun International Equity Fund

Elfun Trusts

Elfun Diversified Fund

Elfun Tax-Exempt Income Fund

Elfun Income Fund

Elfun Government Money Market Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com/geam), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund by calling
800-242-0134.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 800-242-0134. Your election to receive reports in paper will apply to all funds held in your account, if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.

Elfun Funds

Annual Report

December 31,  2019

This report has been prepared for shareholders and may be distributed to others only if accompanied with a current prospectus and/or summary prospectus.

Elfun Funds

Notes to Performance — December 31, 2019 (Unaudited)

Information on the following performance pages relates to the Elfun Funds.

Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Funds’ website at http://www.ssga.com/geam for the most recent month-end performance data.

A portion of the Elfun Tax-Exempt Income Fund’s income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

The S&P 500® Index, MSCI® Europe, Australasia, Far East Index (“MSCI® EAFE® Index”), MSCI® All-Country World ex-U.S. Index (“MSCI® ACWI ex-U.S. Index”), Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Municipal Bond Index and 90 Day U.S. T-Bill are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index. The results shown for the foregoing indices assume the reinvestment of net dividends or interest and do not reflect the fees, expenses or taxes.

The S&P 500® Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.

The MSCI® EAFE® Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors.

The MSCI® ACWI ex-U.S. Index is a market-capitalization weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of U.S. based companies. The MSCI® ACWI ex-U.S. Index includes both developed and emerging markets.

The Bloomberg Barclays U.S. Aggregate Bond Index is a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. This index is designed to represent the performance of the U.S. investment-grade first-rate bond market.

The Bloomberg Barclays U.S. Municipal Bond Index is an unmanaged index comprised of investment-grade, fixed rate securities with maturities of at least eight years and less than twelve years.

The 90 Day U.S. T-Bill is an unmanaged measure/index of the performance of the most recently auctioned 90 Day U.S. Treasury bills (i.e. having a total maturity of 90 days) currently available in the marketplace.

The views, expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the Elfun Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

Notes to Performance	1

Elfun International Equity Fund

Management’s Discussion of Fund Performance — December 31, 2019 (Unaudited)

The Elfun International Equity Fund (the “Fund”) seeks to provide long-term growth of capital and future income by investing principally in foreign securities consistent with prudent investment management and the preservation of capital. The Fund’s benchmark is the MSCI EAFE Index (the “Index”).

For the 12-month period ended December 31, 2019 (the “Reporting Period”), the total return for the Fund was 30.14% and the Index was 22.01%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Outperformance and overweight in technology stocks, outperformance in financial stocks, and underperformance in energy stocks were primary drivers of Fund performance during the Reporting Period relative to the Index. The Fund benefitted from its largest sector overweight in information technology, which was the best performing sector in the Index during the Reporting Period. The Fund also outperformed the sector significantly driven largely by a strong rebound in semiconductor holdings that had fallen in late 2018 on fears of a cyclical downtrend and the trade war. As the trade war risk dissipated and signs of demand for semiconductors improved, these stocks surged. In financials, the Fund outperformed across a diverse range of holdings including capital markets (e.g. London Stock Exchange (UK) and Brookfield Asset Management (Canada)), banks (e.g. BNP Paribas (France) and ICICI Bank (India)), and insurance (e.g. AXA (France) and AIA Group (Hong Kong)). The Fund was helped by an underweight to the relatively weak energy sector during the Reporting Period, but the stocks the Fund did own in energy were particularly weak negatively impacting relative returns. Most notable of these was Norwegian oil and gas producer Equinor, which lagged on weak natural gas prices.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Nestle, ASML, and Hoya. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Suzuki Motor Corp, Seven Generations Energy, and Vodafone Group.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

2	Elfun International Equity Fund

Elfun International Equity Fund

Understanding Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2019.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value July 1, 2019	$1,000.00	$1,000.00
Ending Account Value December 31, 2019	$1,094.90	$1,023.34
Expenses Paid During the Period*	$1.95	$1.89

*

Expenses are equal to the Fund’s annualized expense ratio of 0.37%** (for the period July 1, 2019-December 31, 2019), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

Elfun International Equity Fund	3

Elfun International Equity Fund

Performance Summary — December 31, 2019 (Unaudited)

Top Ten Largest Holdings

as of December 31, 2019 (as a % of Fair Value) (a)(b)

Nestle S.A.	4.00%

Novartis AG	3.48%

Roche Holding AG	3.35%

AstraZeneca PLC	3.31%

Hoya Corp.	3.16%

AIA Group Ltd.	2.93%

SAP SE	2.76%

ASML Holding N.V.	2.66%

Schneider Electric SE	2.63%

Air Liquide S.A.	2.57%

Sector Allocation

Portfolio Composition as a % of Fair Value of $207,214 (in thousands) as of December 31, 2019 (a)(b)

Average Annual Total Return for the periods ended December 31, 2019

(Inception date: 01/01/88)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
Elfun International Equity Fund	30.14%	5.79%	4.83%	$16,021

MSCI EAFE Index	22.01%	5.67%	5.50%	$17,085

(a)	Fair Value basis is inclusive of short-term investment in affiliated money market funds.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

4	Elfun International Equity Fund

Elfun International Equity Fund

Performance Summary, continued — December 31, 2019 (Unaudited)

Elfun International Equity Fund	5

Elfun International Equity Fund

Schedule of Investments — December 31, 2019

	Number of Shares	Fair Value $

Common Stock - 96.6%†
Australia - 1.8%
BHP Group PLC	152,283	3,584,463

Belgium - 1.3%
Anheuser-Busch InBev S.A.	30,615	2,498,703

Brazil - 1.1%
Itau Unibanco Holding S.A. ADR (a)	230,070	2,105,140

Canada - 1.1%
Brookfield Asset Management Inc., Class A (a)	36,685	2,122,595

China - 0.5%
New Oriental Education & Technology Group Inc. ADR (a)(b)	8,169	990,491

France - 15.7%
Air Liquide S.A.	35,955	5,093,365
Airbus SE	27,361	4,007,394
AXA S.A.	136,443	3,845,777
BNP Paribas S.A.	74,771	4,434,044
Safran S.A.	31,928	4,933,261
Schneider Electric SE	50,822	5,219,862
Vivendi S.A.	129,138	3,742,798

		31,276,501

Germany - 4.7%
Fresenius SE & Company KGaA	17,202	968,937
HeidelbergCement AG	40,565	2,957,901
SAP SE	40,514	5,471,786

		9,398,624

Hong Kong - 2.9%
AIA Group Ltd.	554,567	5,821,964

India - 1.2%
ICICI Bank Ltd.	312,076	2,356,152

Ireland - 2.0%
Kerry Group PLC, Class A	31,424	3,918,877

Japan - 30.1%
Daikin Industries Ltd.	28,200	4,009,110
Disco Corp.	14,500	3,455,717
FANUC Corp.	13,000	2,431,930
Fast Retailing Company Ltd.	3,100	1,854,152
Hoya Corp.	65,200	6,269,519
Kao Corp.	43,100	3,579,273
Keyence Corp.	10,800	3,825,093
Komatsu Ltd.	123,100	2,992,686

	Number of Shares	Fair Value $
Mitsubishi UFJ Financial Group Inc.	702,500	3,834,580
Mitsui Fudosan Company Ltd.	131,818	3,241,019
Murata Manufacturing Company Ltd.	72,791	4,518,501
Nidec Corp.	18,200	2,512,915
Secom Company Ltd.	30,900	2,779,934
Shimadzu Corp.	96,700	3,060,943
Shiseido Company Ltd.	56,500	4,045,852
SoftBank Group Corp.	55,402	2,424,586
Suzuki Motor Corp.	51,200	2,151,649
Tokio Marine Holdings Inc.	52,798	2,972,818

		59,960,277

Netherlands - 4.7%
ASML Holding N.V.	17,847	5,282,767
ING Groep N.V.	338,789	4,064,545

		9,347,312

Norway - 1.7%
Equinor ASA	170,506	3,405,347

Portugal - 1.6%
Galp Energia SGPS S.A.	195,108	3,263,229

Sweden - 3.0%
Assa Abloy AB, Class B	181,251	4,240,333
Hexagon AB, Class B (a)	29,837	1,673,362

		5,913,695

Switzerland - 12.2%
Givaudan S.A.	912	2,854,621
Nestle S.A.	73,337	7,935,406
Novartis AG	72,758	6,905,004
Roche Holding AG	20,534	6,658,415

		24,353,446

Taiwan - 1.3%
Taiwan Semiconductor Manufacturing Company Ltd.	233,900	2,582,677

United Kingdom - 9.7%
AstraZeneca PLC	65,282	6,578,714
London Stock Exchange Group PLC	35,935	3,689,381
Prudential PLC	207,848	3,989,775
Smiths Group PLC	106,117	2,371,561
Vodafone Group PLC	1,428,580	2,777,451

		19,406,882

Total Common Stock (Cost $137,388,023)		192,306,375

See Notes to Schedules of Investments and Notes to Financial Statements.

6	Elfun International Equity Fund

Elfun International Equity Fund

Schedule of Investments, continued — December 31, 2019

	Number of Shares	Fair Value $

Short-Term Investments - 3.1%
State Street Institutional Treasury Money Market Fund - Premier Class 1.52% (c)(d)	3,100,915	3,100,915
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.57% (a)(c)(d)	3,096,155	3,096,155

Total Short-Term Investments (Cost $6,197,070)		6,197,070

Total Investments (Cost $143,585,093)		198,503,445

Other Assets and Liabilities, net - 0.3%		619,910

NET ASSETS - 100.0%		199,123,355

Other Information:

The Fund had the following long futures contracts open at December 31, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
MSCI EAFE Mini Index Futures	March 2020	28	$2,844,311	$2,851,100	$6,789

During the year ended December 31, 2019, average notional value related to long futures contracts was $219,315 or 0.1% of net assets.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At December 31, 2019, all or a portion of this security was pledged to cover collateral requirements for futures.
(b)	Non-income producing security.
(c)	Coupon amount represents effective yield.
(d)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of December 31, 2019.

Abbreviations:

ADR - American Depositary Receipt

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun International Equity Fund	7

Elfun International Equity Fund

Schedule of Investments, continued — December 31, 2019

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2019:

Fund	Investments	Level 1	Level 2	Level 3	Total

Elfun International Equity Fund	Investments in Securities

	Common Stock	$192,306,375	$—	$—	$192,306,375

	Short-Term Investments	6,197,070	—	—	6,197,070

	Total Investments in Securities	$198,503,445	$—	$—	$198,503,445

	Other Financial Instruments

	Long Futures Contracts - Unrealized Appreciation	$6,789	$—	$—	$6,789

The Fund was invested in the following sectors at December 31, 2019 (unaudited):

Sector	Percentage (based on Fair Value)

Pharmaceuticals	10.15%
Diversified Banks	8.46%
Packaged Foods & Meats	5.97%
Life & Health Insurance	4.94%
Aerospace & Defense	4.50%
Semiconductor Equipment	4.40%
Electronic Equipment & Instruments	4.31%
Building Products	4.16%
Electrical Components & Equipment	3.89%
Personal Products	3.84%
Integrated Oil & Gas	3.36%
Healthcare Supplies	3.16%
Application Software	2.76%
Wireless Telecommunication Services	2.62%
Industrial Gases	2.57%
Electronic Components	2.28%
Multi-Line Insurance	1.94%
Movies & Entertainment	1.89%
Financial Exchanges & Data	1.86%
Diversified Metals & Mining	1.81%
Diversified Real Estate Activities	1.63%

Sector	Percentage (based on Fair Value)

Construction Machinery & Heavy Trucks	1.51%
Property & Casualty Insurance	1.50%
Construction Materials	1.49%
Specialty Chemicals	1.44%
Security & Alarm Services	1.40%
Semiconductors	1.30%
Brewers	1.26%
Industrial Machinery	1.22%
Industrial Conglomerates	1.19%
Automobile Manufacturers	1.08%
Asset Management & Custody Banks	1.07%
Apparel Retail	0.93%
Education Services	0.50%
Healthcare Services	0.49%

96.88%

Short-Term Investments
Short-Term Investments	3.12%

3.12%

100.00%

Affiliate Table

	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	3,394,148	$3,394,148	$25,328,151	$25,621,384	$—	$—	3,100,915	$3,100,915	$48,963
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,740,984	2,740,984	16,046,962	15,691,791	—	—	3,096,155	3,096,155	32,859

TOTAL		$6,135,132	$41,375,113	$41,313,175	$—	$—		$6,197,070	$81,822

See Notes to Schedules of Investments and Notes to Financial Statements.

8	Elfun International Equity Fund

Elfun Trusts

Management’s Discussion of Fund Performance — December 31, 2019 (Unaudited)

Elfun Trusts (the “Fund”) seeks to provide long-term growth of capital and future income rather than current income. The Fund’s benchmark is the S&P 500 Index (the “Index”).

For the 12-month period ended December 31, 2019 (the “Reporting Period”), the total return for the Fund’s Investment Class was 35.57% and the Index was 31.49%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Broad-based outperformance in the technology, communications services, industrial and real estate sectors were primary drivers of Fund performance during the Reporting Period relative to the Index. The Fund benefitted from an overweight to the information technology sector, which was the best performing sector in the Index. In addition, the Fund’s holdings in the sector outperformed with strong performance from a rebound in semiconductor stocks (e.g. Applied Materials & ASML), IT services (Visa), and software (e.g. Servicenow & Microsoft). In communication services, the Fund’s second largest average overweight during the year, Charter Communications surged as it continued to realize synergistic benefit from its 2016 acquisition of Time Warner Cable and strength in its broadband business. A negative for the Fund was its overweight in healthcare. The healthcare sector was up nearly 21% during the Reporting Period, but this was significantly behind the market which was up more than 31%. While the sector overweight in healthcare was a detractor, it was partially offset by positive stock selection within the sector.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Microsoft, Apple, and Charter Communications. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Lyft, Pfizer, and Albemarle.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Elfun Trusts	9

Elfun Trusts

Understanding Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2019.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)

Actual Fund Return

Beginning Account Value July 1, 2019	$1,000.00	$1,000.00

Ending Account Value December 31, 2019	$1,125.70	$1,024.30

Expenses Paid During the Period*	$0.96	$0.92

*

Expenses are equal to the Fund’s annualized expense ratio of 0.18% (for the period July 1, 2019-December 31, 2019), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

10	Elfun Trusts

Elfun Trusts

Performance Summary — December 31, 2019 (Unaudited)

Top Ten Largest Holdings

as of December 31, 2019 (as a % of Fair Value) (a)(b)

Visa Inc., Class A	5.22%

JPMorgan Chase & Co.	4.83%

Mircosoft Corp.	4.61%

PepsiCo Inc.	4.37%

The Walt Disnet Co.	4.21%

American Tower Corp.	3.91%

CME Group Inc.	3.88%

Alphabet Inc., Class C	3.54%

Charter Communications Inc., Class A	3.41%

Apple Inc.	3.38%

Sector Allocation as of December 31, 2019

Portfolio composition as a % of Fair Value of $2,425,342 (in thousands) as of December 31, 2019 (a)(b)

Average Annual Total Return for the periods ended December 31, 2019

(Inception date: 5/27/35)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
Elfun Trusts	35.57%	12.16%	14.18%	$37,113

S&P 500 Index	31.49%	11.70%	13.56%	$35,666

(a)	Fair Value basis is inclusive of short-term investment in affiliated money market funds.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Elfun Trusts	11

Elfun Trusts

Performance Summary, continued — December 31, 2019 (Unaudited)

See Notes to Performance beginning on page 1 for further information.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

12	Elfun Trusts

Elfun Trusts

Schedule of Investments — December 31, 2019

	Number of Shares	Fair Value $

Common Stock - 97.1%†
Application Software - 2.3%
salesforce.com Inc. (a)	425,400	69,187,056

Biotechnology - 5.4%
Alexion Pharmaceuticals Inc. (a)	529,500	57,265,425
Gilead Sciences Inc.	691,100	44,907,678
Vertex Pharmaceuticals Inc. (a)	261,600	57,277,320

		159,450,423

Cable & Satellite - 3.2%
Charter Communications Inc., Class A (a)	198,000	96,045,840

Data Processing & Outsourced Services - 8.1%
Fidelity National Information Services Inc.	407,800	56,720,902
Mastercard Inc., Class A	90,000	26,873,100
Visa Inc., Class A	840,000	157,836,000

		241,430,002

Diversified Banks - 5.5%
JPMorgan Chase & Co.	1,170,000	163,098,000

Electronic Components - 1.0%
Corning Inc.	1,000,000	29,110,000

Financial Exchanges & Data - 5.3%
CME Group Inc.	396,800	79,645,696
S&P Global Inc.	287,000	78,365,350

		158,011,046

Healthcare Equipment - 2.0%
Boston Scientific Corp. (a)	1,316,000	59,509,520

Industrial Conglomerates - 2.1%
Honeywell International Inc.	346,900	61,401,300

Integrated Oil & Gas - 2.3%
Chevron Corp.	566,600	68,280,966

Interactive Media & Services - 7.5%
Alphabet Inc., Class A (a)	38,000	50,896,820
Alphabet Inc., Class C (a)	83,000	110,972,660
Facebook Inc., Class A (a)	297,700	61,102,925

		222,972,405

Internet & Direct Marketing Retail - 5.5%
Alibaba Group Holding Ltd. ADR (a)	151,100	32,048,310
Amazon.com Inc. (a)	62,900	116,229,136
Booking Holdings Inc. (a)	8,000	16,429,840

		164,707,286

	Number of Shares	Fair Value $
Managed Healthcare - 2.7%
UnitedHealth Group Inc.	274,100	80,579,918

Movies & Entertainment - 4.0%
The Walt Disney Co.	825,000	119,319,750

Multi-Utilities - 0.5%
Sempra Energy	99,300	15,041,964

Oil & Gas Equipment & Services - 2.3%
Schlumberger Ltd.	1,730,000	69,546,000

Pharmaceuticals - 8.3%
Allergan PLC	282,300	53,967,291
Elanco Animal Health Inc. (a)	1,102,500	32,468,625
Johnson & Johnson	541,300	78,959,431
Merck & Company Inc.	679,100	61,764,145
Pfizer Inc.	500,000	19,590,000

		246,749,492

Regional Banks - 2.5%
First Republic Bank	640,000	75,168,000

Semiconductor Equipment - 4.7%
Applied Materials Inc.	1,681,300	102,626,552
ASML Holding N.V.	131,100	38,797,734

		141,424,286

Soft Drinks - 3.4%
PepsiCo Inc.	730,000	99,769,100

Specialized REITs - 2.6%
American Tower Corp.	340,000	78,138,800

Specialty Chemicals - 0.8%
Albemarle Corp.	340,000	24,833,600

Systems Software - 7.5%
Microsoft Corp.	1,155,000	182,143,500
ServiceNow Inc. (a)	141,200	39,863,584

		222,007,084

Technology Hardware, Storage & Peripherals - 4.4%
Apple Inc.	445,900	130,938,535

Trading Companies & Distributors - 2.6%
United Rentals Inc. (a)	467,000	77,881,590

Trucking - 0.6%
Lyft Inc., Class A (a)	423,700	18,227,574

Total Common Stock (Cost $1,565,903,159)		2,892,829,537

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Trusts	13

Elfun Trusts

Schedule of Investments, continued — December 31, 2019

	Number of Shares	Fair Value $

Short-Term Investments - 2.8%
State Street Institutional Treasury Money Market Fund - Premier Class 1.52% (b)(c)	42,258,371	42,258,371
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.57% (b)(c)	40,744,978	40,744,978

Total Short-Term Investments (Cost $83,003,349)		83,003,349

Total Investments (Cost $1,648,906,508)		2,975,832,886

Other Assets and Liabilities, net - 0.1%		3,389,497

NET ASSETS - 100.0%		2,979,222,383

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	Coupon amount represents effective yield.
(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of December 31, 2019.

Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2019:

Fund	Investments	Level 1	Level 2	Level 3	Total

Elfun Trusts	Investments in Securities

	Common Stock	$2,892,829,537	$—	$—	$2,892,829,537

	Short-Term Investments	83,003,349	—	—	83,003,349

	Total Investments in Securities	$2,975,832,886	$—	$—	$2,975,832,886

Affiliate Table

	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	30,743,339	$30,743,339	$182,557,349	$171,042,317	$—	$—	42,258,371	$42,258,371	$677,423
State Street Institutional U.S. Government Money Market Fund, Class G Shares	29,975,892	29,975,892	181,811,401	171,042,315	—	—	40,744,978	40,744,978	674,499

TOTAL		$60,719,231	$364,368,750	$342,084,632	$—	$—		$83,003,349	$1,351,922

See Notes to Schedules of Investments and Notes to Financial Statements.

14	Elfun Trusts

Elfun Diversified Fund

Management’s Discussion of Fund Performance — December 31, 2019 (Unaudited)

The Elfun Diversified Fund (the “Fund”) seeks the highest total return consistent with prudent investment management and the preservation of capital (total return includes both income and capital appreciation). The Fund’s benchmarks are the S&P 500 Index, MSCI All Country World ex-U.S. Index and the Bloomberg Barclays U.S. Aggregate Bond Index (the “Indices”).

For the 12-month period ended December 31, 2019 (the “Reporting Period”), the total return for the Fund was 19.58% and the returns for the S&P 500 Index, the MSCI All Country World ex U.S. and the Bloomberg Barclays U.S. Aggregate Bond Index were 31.49%, 21.51% and 8.72%, respectively. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Indices are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The biggest drivers of the Fund’s performance were its positions in the S&P 500 Index and the MSCI All Country World ex-U.S. Index both of which posted strong positive returns for the Reporting Period. Additionally, investments in fixed income securities also produced positive absolute returns.

The Fund has a given strategic target allocation weighting of 35% investment in the S&P 500 Index (U.S. equities), 25% investment in the MSCI All Country World ex U.S. Index (international equities), and 40% investment in the Bloomberg Barclays U.S. Aggregate Bond Index (fixed income). The Fund began the Reporting Period neutral to U.S. and international equities, with a modest overweight to cash offset with an underweight to fixed income. The equity rally in the first half of the Reporting Period resulted in an overweight in the Fund to both U.S. and international equities and an increased underweight to fixed income. Tactical reductions in equity exposure were implemented in March and June to position the Fund defensively. In the middle of the third quarter the Fund further reduced equity exposure, opening a modest underweight to both U.S. and international equities, while using the proceeds along with a portion of the cash holdings to further reduce the fixed income underweight. There were no allocation changes made during the 4th quarter as the equity positions were allowed to appreciate as U.S. and international equities rallied to close the Reporting Period. Due to the strong 4th quarter equity rally, the Fund finished the Reporting Period with an overweight to international and U.S. equities, as well as an overweight to cash, and an underweight to fixed income.

In the U.S., an easing monetary condition was a persistent theme throughout the Reporting Period as the Federal Reserve provided stimulus in the form of three interest rate cuts. Additional support to sustain the U.S. economic expansion came when Jerome Powell announced an end to the balance sheet reduction program and began to increase the balance sheet in the 4th quarter. The multifaceted boosts to the financial market, including an easing monetary environment provided by the Federal Reserve, a strong U.S. consumer sentiment and a constructive progress between U.S. and China on trade negotiations that culminated in an announcement of a phase one trade deal in December, resulted in strong gains for the U.S. equity markets.

International equities, while trailing the U.S. markets return, also posted strong annual performance. Deterioration in global growth, political risk related to Brexit, trade tensions and a strong U.S. dollar were headwinds throughout 2019. Global central bank stimulus along with receding recession fears helped the market climb the “wall of worry”. International equities closed the Reporting Period strong as the 4th quarter yielded a mostly constructive global backdrop, reversing all of the headwinds that were overclouding at the beginning of 1st quarter 2019.

Within fixed income, bond prices benefitted from economic data largely disappointing during the first quarter. March resulted in a particularly steep drop in the 10-year Treasury yield as the Federal Fund futures began to price a greater likelihood of a rate cut than an increase in 2019. The trend lower in yields would continue through the third quarter as the US yield curve, measured using yields on the 10-year and 2-year notes, inverted for the first time since the Global Financial Crisis. Trade and monetary policy would continue to cause interest rates to ebb and flow throughout the fourth quarter. However, reports of the US-China phase one trade deal ultimately pushed yields higher with the 10-year yield finishing the 4th quarter 24 bps higher than where it started, but down 74 bps for the Reporting Period.

The Fund used equity and treasury futures, interest rate swaps and other derivatives in order to actively manage equity exposure and duration during the Reporting Period. The Fund’s use of these derivatives contributed to Fund liquidity and exposure management versus utilizing cash instruments only.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Elfun Diversified Fund	15

Elfun Diversified Fund

Understanding Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2019.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)

Actual Fund Return

Beginning Account Value July 1, 2019	$1,000.00	$1,000.00

Ending Account Value December 31, 2019	$1,063.90	$1,023.79

Expenses Paid During the Period*	$1.46	$1.43

*

Expenses are equal to the Fund’s annualized expense ratio of 0.28%** (for the period July 1, 2019-December 31, 2019), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

16	Elfun Diversified Fund

Elfun Diversified Fund

Performance Summary — December 31, 2019 (Unaudited)

Top Ten Largest Equity Holdings

as of December 31, 2019 (as a % of Fair Value) (a)(b)

Apple Inc.	1.51%

Microsoft Corp.	1.48%

Dreyfus Treasury Cash Management - Institutional Shares	1.30%

Amazon.com Inc.	0.95%

Facebook Inc., Class A	0.61%

Berkshire Hathaway Inc., Class B	0.55%

JPMorgan Chase & Co.	0.54%

Alphabet Inc., Class C	0.49%

Alphabet Inc., Class A	0.49%

Johnson & Johnson	0.47%

Sector Allocation

Portfolio composition as a % of Fair Value of $213,826 (in thousands) as of December 31, 2019 (a)(b)

Average Annual Total Return for the periods ended December 31, 2019

(Inception date: 01/01/88)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
Elfun Diversified Fund	19.58%	6.31%	7.24%	$20,110

S&P 500® Index	31.49%	11.70%	13.56%	$35,666

MSCI All Country World Index ex-U.S.	21.51%	5.51%	4.97%	$16,236

Bloomberg Barclays U.S. Aggregate Bond Index	8.72%	3.05%	3.75%	$14,445

(a)	Fair Value basis is inclusive of short-term investments in money market funds.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

(c)	Includes investment in State Street Global Equity ex-U.S. Index Portfolio.

Elfun Diversified Fund	17

Elfun Diversified Fund

Performance Summary, continued — December 31, 2019 (Unaudited)

See Notes to Performance beginning on page 1 for further information.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

18	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments — December 31, 2019

	Number of Shares	Fair Value $

Domestic Equity - 34.6%†
Common Stock - 34.6%
Advertising - 0.0%*
Omnicom Group Inc.	541	43,832
The Interpublic Group of Companies Inc.	966	22,314

		66,146

Aerospace & Defense - 0.9%
Arconic Inc.	1,019	31,354
General Dynamics Corp.	632	111,453
Huntington Ingalls Industries Inc.	118	29,604
L3Harris Technologies Inc.	578	114,369
Lockheed Martin Corp.	648	252,318
Northrop Grumman Corp.	411	141,372
Raytheon Co.	724	159,092
Textron Inc.	598	26,671
The Boeing Co.	1,411	459,647
TransDigm Group Inc.	134	75,040
United Technologies Corp.	2,122	317,791

		1,718,711

Agricultural & Farm Machinery - 0.1%
Deere & Co.	825	142,939

Agricultural Products - 0.0%*
Archer-Daniels-Midland Co.	1,475	68,366

Air Freight & Logistics - 0.2%
CH Robinson Worldwide Inc.	343	26,822
Expeditors International of Washington Inc.	439	34,251
FedEx Corp.	638	96,472
United Parcel Service Inc., Class B	1,827	213,869

		371,414

Airlines - 0.1%
Alaska Air Group Inc.	321	21,748
American Airlines Group Inc.	1,094	31,376
Delta Air Lines Inc.	1,500	87,720
Southwest Airlines Co.	1,272	68,662
United Airlines Holdings Inc. (a)	536	47,216

		256,722

Alternative Carriers - 0.0%*
CenturyLink Inc.	2,674	35,324

Apparel Retail - 0.2%
L Brands Inc.	587	10,636
Ross Stores Inc.	963	112,113

	Number of Shares	Fair Value $
The Gap Inc.	530	9,370
The TJX Companies Inc.	3,196	195,148

		327,267

Apparel, Accessories & Luxury Goods - 0.1%
Hanesbrands Inc.	996	14,791
PVH Corp.	208	21,871
Ralph Lauren Corp.	113	13,246
Tapestry Inc.	636	17,153
Under Armour Inc., Class A (a)	479	10,346
Under Armour Inc., Class C (a)	482	9,245
VF Corp.	872	86,903

		173,555

Application Software - 0.6%
Adobe Inc. (a)	1,277	421,167
ANSYS Inc. (a)	231	59,462
Autodesk Inc. (a)	586	107,507
Cadence Design Systems Inc. (a)	700	48,552
Citrix Systems Inc.	323	35,821
Intuit Inc.	677	177,327
salesforce.com Inc. (a)	2,339	380,415
Synopsys Inc. (a)	410	57,072

		1,287,323

Asset Management & Custody Banks - 0.3%
Ameriprise Financial Inc.	341	56,804
BlackRock Inc.	311	156,340
Franklin Resources Inc.	792	20,576
Invesco Ltd.	1,109	19,940
Northern Trust Corp.	564	59,919
State Street Corp. (b)	984	77,835
T Rowe Price Group Inc.	619	75,419
The Bank of New York Mellon Corp.	2,195	110,474

		577,307

Auto Parts & Equipment - 0.0%*
BorgWarner Inc.	539	23,382

Automobile Manufacturers - 0.1%
Ford Motor Co.	10,315	95,929
General Motors Co.	3,333	121,988

		217,917

Automotive Retail - 0.1%
Advance Auto Parts Inc.	195	31,231
AutoZone Inc. (a)	64	76,244
CarMax Inc. (a)	403	35,331
O’Reilly Automotive Inc. (a)	202	88,529

		231,335

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	19

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2019

	Number of Shares	Fair Value $

Biotechnology - 0.7%
AbbVie Inc.	3,870	342,650
Alexion Pharmaceuticals Inc. (a)	595	64,349
Amgen Inc.	1,567	377,757
Biogen Inc. (a)	473	140,353
Gilead Sciences Inc.	3,276	212,875
Incyte Corp. (a)	475	41,477
Regeneron Pharmaceuticals Inc. (a)	213	79,977
Vertex Pharmaceuticals Inc. (a)	676	148,010

		1,407,448

Brewers - 0.0%*
Molson Coors Brewing Co., Class B	481	25,926

Broadcasting - 0.1%
Discovery Inc., Class A (a)	361	11,819
Discovery Inc., Class C (a)	797	24,300
Fox Corp., Class A	997	36,959
Fox Corp., Class B (a)	483	17,581
ViacomCBS Inc., Class B	1,479	62,074

		152,733

Building Products - 0.1%
AO Smith Corp.	400	19,056
Fortune Brands Home & Security Inc.	378	24,699
Johnson Controls International PLC	2,080	84,677
Masco Corp.	773	37,096

		165,528

Cable & Satellite - 0.4%
Charter Communications Inc., Class A (a)	412	199,853
Comcast Corp., Class A	11,996	539,460
DISH Network Corp., Class A (a)	632	22,417

		761,730

Casinos & Gaming - 0.1%
Las Vegas Sands Corp.	900	62,136
MGM Resorts International	1,420	47,243
Wynn Resorts Ltd.	241	33,468

		142,847

Commodity Chemicals - 0.1%
Dow Inc. (a)	1,982	108,475
LyondellBasell Industries N.V., Class A	676	63,868

		172,343

	Number of Shares	Fair Value $
Communications Equipment - 0.3%
Arista Networks Inc. (a)	144	29,290
Cisco Systems Inc.	11,160	535,234
F5 Networks Inc. (a)	168	23,461
Juniper Networks Inc.	845	20,812
Motorola Solutions Inc.	453	72,996

		681,793

Computer & Electronics Retail - 0.0%*
Best Buy Company Inc.	618	54,260

Construction & Engineering - 0.0%*
Jacobs Engineering Group Inc.	356	31,980
Quanta Services Inc.	358	14,574

		46,554

Construction Machinery & Heavy Trucks - 0.2%
Caterpillar Inc.	1,453	214,579
Cummins Inc.	404	72,300
PACCAR Inc.	925	73,168
Westinghouse Air Brake Technologies Corp.	499	38,822

		398,869

Construction Materials - 0.1%
Martin Marietta Materials Inc.	167	46,700
Vulcan Materials Co.	348	50,108

		96,808

Consumer Electronics - 0.0%*
Garmin Ltd.	390	38,048

Consumer Finance - 0.2%
American Express Co.	1,765	219,725
Capital One Financial Corp.	1,251	128,741
Discover Financial Services	827	70,146
Synchrony Financial	1,616	58,192

		476,804

Copper - 0.0%*
Freeport-McMoRan Inc.	3,827	50,210

Data Processing & Outsourced Services - 1.4%
Alliance Data Systems Corp.	96	10,771
Automatic Data Processing Inc.	1,137	193,859
Broadridge Financial Solutions Inc.	304	37,556
Fidelity National Information Services Inc.	1,616	224,769
Fiserv Inc. (a)	1,514	175,064
FleetCor Technologies Inc. (a)	225	64,737
Global Payments Inc.	787	143,675

See Notes to Schedules of Investments and Notes to Financial Statements.

20	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2019

	Number of Shares	Fair Value $

Jack Henry & Associates Inc.	196	28,551
Mastercard Inc., Class A	2,345	700,194
Paychex Inc.	851	72,386
PayPal Holdings Inc. (a)	3,072	332,298
The Western Union Co.	1,191	31,895
Visa Inc., Class A	4,496	844,798

		2,860,553

Department Stores - 0.0%*
Kohl’s Corp.	452	23,030
Macy’s Inc.	919	15,623
Nordstrom Inc.	309	12,647

		51,300

Distillers & Vintners - 0.1%
Brown-Forman Corp., Class B	462	31,231
Constellation Brands Inc., Class A	454	86,147

		117,378

Distributors - 0.0%*
Genuine Parts Co.	370	39,305
LKQ Corp. (a)	836	29,845

		69,150

Diversified Banks - 1.6%
Bank of America Corp.	21,297	750,080
Citigroup Inc.	5,755	459,767
JPMorgan Chase & Co.	8,243	1,149,074
U.S. Bancorp	3,741	221,804
Wells Fargo & Co.	10,185	547,953

		3,128,678

Diversified Chemicals - 0.0%*
Eastman Chemical Co.	349	27,662

Diversified Support Services - 0.1%
Cintas Corp.	217	58,390
Copart Inc. (a)	560	50,927

		109,317

Drug Retail - 0.1%
Walgreens Boots Alliance Inc.	2,001	117,979

Electric Utilities - 0.7%
Alliant Energy Corp.	590	32,285
American Electric Power Company Inc.	1,301	122,957
Duke Energy Corp.	1,896	172,934
Edison International	943	71,112
Entergy Corp.	511	61,218

	Number of Shares	Fair Value $

Evergy Inc.	609	39,640
Eversource Energy	792	67,375
Exelon Corp.	2,610	118,990
FirstEnergy Corp.	1,462	71,053
NextEra Energy Inc.	1,278	309,480
Pinnacle West Capital Corp.	290	26,080
PPL Corp.	1,860	66,737
The Southern Co.	2,760	175,812
Xcel Energy Inc.	1,386	87,997

		1,423,670

Electrical Components & Equipment - 0.2%
AMETEK Inc.	613	61,140
Eaton Corporation PLC	1,108	104,950
Emerson Electric Co.	1,604	122,321
Rockwell Automation Inc.	307	62,220

		350,631

Electronic Components - 0.1%
Amphenol Corp., Class A	799	86,476
Corning Inc.	1,923	55,978

		142,454

Electronic Equipment & Instruments - 0.1%
FLIR Systems Inc.	373	19,422
Keysight Technologies Inc. (a)	500	51,315
Zebra Technologies Corp., Class A (a)	100	25,544

		96,281

Electronic Manufacturing Services - 0.0%*
IPG Photonics Corp. (a)	100	14,492

Environmental & Facilities Services - 0.1%
Republic Services Inc.	542	48,580
Rollins Inc.	350	11,606
Waste Management Inc.	1,046	119,202

		179,388

Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings Inc.	601	28,691
Corteva Inc. (a)	1,882	55,632
FMC Corp.	368	36,734
The Mosaic Co.	864	18,697

		139,754

Financial Exchanges & Data - 0.4%
Cboe Global Markets Inc.	287	34,440
CME Group Inc.	942	189,078
Intercontinental Exchange Inc.	1,459	135,031
MarketAxess Holdings Inc.	100	37,911

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	21

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2019

	Number of Shares	Fair Value $

Moody’s Corp.	439	104,223
MSCI Inc.	229	59,123
Nasdaq Inc.	308	32,987
S&P Global Inc.	642	175,298

		768,091

Food Distributors - 0.1%
Sysco Corp.	1,328	113,597

Food Retail - 0.0%*
The Kroger Co.	2,167	62,821

Footwear - 0.2%
NIKE Inc., Class B	3,284	332,702

Gas Utilities - 0.0%*
Atmos Energy Corp.	305	34,117

General Merchandise Stores - 0.2%
Dollar General Corp.	665	103,727
Dollar Tree Inc. (a)	620	58,311
Target Corp.	1,355	173,724

		335,762

Gold - 0.0%*
Newmont Goldcorp Corp.	2,200	95,590

Health Care REITs - 0.1%
Healthpeak Properties Inc.	1,327	45,742
Ventas Inc.	1,018	58,779
Welltower Inc.	1,009	82,516

		187,037

Healthcare Distributors - 0.1%
AmerisourceBergen Corp.	358	30,437
Cardinal Health Inc.	762	38,542
Henry Schein Inc. (a)	364	24,286
McKesson Corp.	467	64,596

		157,861

Healthcare Equipment - 1.0%
Abbott Laboratories	4,677	406,244
ABIOMED Inc. (a)	124	21,153
Baxter International Inc.	1,288	107,703
Becton Dickinson and Co.	704	191,467
Boston Scientific Corp. (a)	3,699	167,269
Danaher Corp.	1,696	260,302
Edwards Lifesciences Corp. (a)	556	129,709
Hologic Inc. (a)	686	35,816
IDEXX Laboratories Inc. (a)	236	61,627
Intuitive Surgical Inc. (a)	301	177,936
ResMed Inc.	369	57,184

	Number of Shares	Fair Value $

STERIS PLC	200	30,484
Stryker Corp.	845	177,399
Teleflex Inc.	126	47,431
Varian Medical Systems Inc. (a)	257	36,497
Zimmer Biomet Holdings Inc.	535	80,079

		1,988,300

Healthcare Facilities - 0.1%
HCA Healthcare Inc.	702	103,763
Universal Health Services Inc., Class B	215	30,844

		134,607

Healthcare Services - 0.3%
Cigna Corp. (a)	996	203,672
CVS Health Corp.	3,424	254,369
DaVita Inc. (a)	261	19,583
Laboratory Corporation of America Holdings (a)	269	45,507
Quest Diagnostics Inc.	351	37,483

		560,614

Healthcare Supplies - 0.1%
Align Technology Inc. (a)	189	52,739
DENTSPLY SIRONA Inc.	553	31,294
The Cooper Companies Inc.	126	40,482

		124,515

Healthcare Technology - 0.0%*
Cerner Corp.	826	60,620

Home Building - 0.1%
D.R. Horton Inc.	853	44,996
Lennar Corp., Class A	756	42,177
NVR Inc. (a)	9	34,276
PulteGroup Inc.	699	27,121

		148,570

Home Furnishings - 0.0%*
Leggett & Platt Inc.	394	20,027
Mohawk Industries Inc. (a)	173	23,594

		43,621

Home Improvement Retail - 0.4%
Lowe’s Companies Inc.	2,017	241,556
The Home Depot Inc.	2,881	629,153

		870,709

Hotel & Resort REITs - 0.0%*
Host Hotels & Resorts Inc.	2,033	37,712

See Notes to Schedules of Investments and Notes to Financial Statements.

22	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2019

	Number of Shares	Fair Value $

Hotels, Resorts & Cruise Lines - 0.2%
Carnival Corp.	1,099	55,862
Hilton Worldwide Holdings Inc.	760	84,291
Marriott International Inc., Class A	725	109,787
Norwegian Cruise Line Holdings Ltd. (a)	548	32,009
Royal Caribbean Cruises Ltd.	472	63,017

		344,966

Household Appliances - 0.0%*
Whirlpool Corp.	166	24,490

Household Products - 0.6%
Church & Dwight Company Inc.	655	46,073
Colgate-Palmolive Co.	2,226	153,238
Kimberly-Clark Corp.	921	126,683
The Clorox Co.	344	52,818
The Procter & Gamble Co.	6,550	818,095

		1,196,907

Housewares & Specialties - 0.0%*
Newell Brands Inc.	1,012	19,451

Human Resource & Employment Services - 0.0%*
Robert Half International Inc.	266	16,798

Hypermarkets & Super Centers - 0.4%
Costco Wholesale Corp.	1,172	344,474
Walmart Inc.	3,743	444,818

		789,292

Independent Power Producers & Energy Traders - 0.0%*
AES Corp.	1,655	32,935
NRG Energy Inc.	655	26,036

		58,971

Industrial Conglomerates - 0.5%
3M Co.	1,529	269,746
General Electric Co.	22,973	256,379
Honeywell International Inc.	1,883	333,291
Roper Technologies Inc.	271	95,996

		955,412

Industrial Gases - 0.1%
Air Products & Chemicals Inc.	583	136,999

Industrial Machinery - 0.3%
Dover Corp.	379	43,683
Flowserve Corp.	322	16,026
Fortive Corp.	790	60,348

	Number of Shares	Fair Value $

IDEX Corp.	200	34,400
Illinois Tool Works Inc.	773	138,854
Ingersoll-Rand PLC	634	84,271
Parker-Hannifin Corp.	339	69,773
Snap-on Inc.	147	24,902
Stanley Black & Decker Inc.	400	66,296
Xylem Inc.	463	36,480

		575,033

Industrial REITs - 0.1%
Duke Realty Corp.	980	33,977
Prologis Inc. REIT	1,602	142,802

		176,779

Insurance Brokers - 0.1%
Arthur J Gallagher & Co.	467	44,472
Marsh & McLennan Companies Inc.	1,323	147,396

		191,868

Integrated Oil & Gas - 0.7%
Chevron Corp.	4,992	601,586
Exxon Mobil Corp.	11,178	780,001
Occidental Petroleum Corp.	2,391	98,533

		1,480,120

Integrated Telecommunication Services - 0.7%
AT&T Inc.	19,134	747,756
Verizon Communications Inc.	10,877	667,848

		1,415,604

Interactive Home Entertainment - 0.1%
Activision Blizzard Inc.	2,025	120,326
Electronic Arts Inc. (a)	774	83,213
Take-Two Interactive Software Inc. (a)	294	35,994

		239,533

Interactive Media & Services - 1.7%
Alphabet Inc., Class A (a)(c)	787	1,054,100
Alphabet Inc., Class C (a)	785	1,049,561
Facebook Inc., Class A (a)	6,326	1,298,411
Twitter Inc. (a)	2,010	64,421

		3,466,493

Internet & Direct Marketing Retail - 1.2%
Amazon.com Inc. (a)	1,095	2,023,385
Booking Holdings Inc. (a)	110	225,910
eBay Inc.	2,050	74,026
Expedia Group Inc.	365	39,471

		2,362,792

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	23

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2019

	Number of Shares	Fair Value $

Internet Services & Infrastructure - 0.0%*
Akamai Technologies Inc. (a)	379	32,738
VeriSign Inc. (a)	266	51,253

		83,991

Investment Banking & Brokerage - 0.3%
E*TRADE Financial Corp.	574	26,042
Morgan Stanley	3,246	165,936
Raymond James Financial Inc.	347	31,043
The Charles Schwab Corp.	3,066	145,819
The Goldman Sachs Group Inc.	837	192,451

		561,291

IT Consulting & Other Services - 0.3%
Cognizant Technology Solutions Corp., Class A	1,461	90,611
DXC Technology Co.	734	27,591
Gartner Inc. (a)	232	35,751
International Business Machines Corp.	2,316	310,437
Leidos Holdings Inc.	300	29,367

		493,757

Leisure Products - 0.0%*
Hasbro Inc.	301	31,789

Life & Health Insurance - 0.2%
Aflac Inc.	1,914	101,251
Globe Life Inc.	285	29,996
Lincoln National Corp.	484	28,561
MetLife Inc.	2,020	102,959
Principal Financial Group Inc.	668	36,740
Prudential Financial Inc.	1,067	100,021
Unum Group	557	16,242

		415,770

Life Sciences Tools & Services - 0.4%
Agilent Technologies Inc.	811	69,186
Illumina Inc. (a)	392	130,042
IQVIA Holdings Inc. (a)	492	76,019
Mettler-Toledo International Inc. (a)	63	49,977
PerkinElmer Inc.	282	27,382
Thermo Fisher Scientific Inc.	1,049	340,789
Waters Corp. (a)	161	37,618

		731,013

Managed Healthcare - 0.6%
Anthem Inc.	661	199,642
Centene Corp. (a)	1,079	67,837
Humana Inc.	343	125,716
UnitedHealth Group Inc.	2,503	735,832

	Number of Shares	Fair Value $

WellCare Health Plans Inc. (a)	139	45,899

		1,174,926

Metal & Glass Containers - 0.0%*
Ball Corp.	892	57,686

Motorcycle Manufacturers - 0.0%*
Harley-Davidson Inc.	453	16,847

Movies & Entertainment - 0.5%
Live Nation Entertainment Inc. (a)	400	28,588
Netflix Inc. (a)	1,148	371,458
The Walt Disney Co.	4,761	688,584

		1,088,630

Multi-Line Insurance - 0.1%
American International Group Inc.	2,294	117,751
Assurant Inc.	144	18,875
The Hartford Financial Services Group Inc.	935	56,820

		193,446

Multi-Sector Holdings - 0.6%
Berkshire Hathaway Inc., Class B (a)	5,141	1,164,436

Multi-Utilities - 0.4%
Ameren Corp.	641	49,229
CenterPoint Energy Inc.	1,391	37,933
CMS Energy Corp.	747	46,942
Consolidated Edison Inc.	870	78,709
Dominion Energy Inc.	2,184	180,879
DTE Energy Co.	497	64,545
NiSource Inc.	992	27,617
Public Service Enterprise Group Inc.	1,308	77,237
Sempra Energy	725	109,823
WEC Energy Group Inc.	839	77,381

		750,295

Office REITs - 0.1%
Alexandria Real Estate Equities Inc.	297	47,989
Boston Properties Inc.	377	51,973
SL Green Realty Corp.	225	20,673
Vornado Realty Trust	427	28,396

		149,031

Oil & Gas Drilling - 0.0%*
Helmerich & Payne Inc.	280	12,720

See Notes to Schedules of Investments and Notes to Financial Statements.

24	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2019

	Number of Shares	Fair Value $

Oil & Gas Equipment & Services - 0.1%
Baker Hughes Co.	1,815	46,518
Halliburton Co.	2,363	57,823
National Oilwell Varco Inc.	1,105	27,680
Schlumberger Ltd.	3,645	146,529

		278,550

Oil & Gas Exploration & Production - 0.3%
Apache Corp.	921	23,568
Cabot Oil & Gas Corp.	1,198	20,857
Cimarex Energy Co.	308	16,167
Concho Resources Inc.	539	47,200
ConocoPhillips	2,846	185,075
Devon Energy Corp.	934	24,256
Diamondback Energy Inc.	430	39,930
EOG Resources Inc.	1,552	129,996
Hess Corp.	635	42,424
Marathon Oil Corp.	2,199	29,862
Noble Energy Inc.	1,183	29,386
Pioneer Natural Resources Co.	439	66,452

		655,173

Oil & Gas Refining & Marketing - 0.2%
HollyFrontier Corp.	360	18,255
Marathon Petroleum Corp.	1,689	101,762
Phillips 66	1,195	133,135
Valero Energy Corp.	1,101	103,109

		356,261

Oil & Gas Storage & Transportation - 0.1%
Kinder Morgan Inc.	5,171	109,470
ONEOK Inc.	1,119	84,675
The Williams Companies Inc.	3,213	76,212

		270,357

Packaged Foods & Meats - 0.4%
Campbell Soup Co.	426	21,053
Conagra Brands Inc.	1,326	45,402
General Mills Inc.	1,564	83,768
Hormel Foods Corp.	717	32,344
Kellogg Co.	613	42,395
Lamb Weston Holdings Inc.	400	34,412
McCormick & Company Inc.	320	54,314
Mondelez International Inc., Class A	3,774	207,872
The Hershey Co.	383	56,293
The JM Smucker Co.	324	33,738
The Kraft Heinz Co.	1,663	53,432
Tyson Foods Inc., Class A	763	69,464

		734,487

	Number of Shares	Fair Value $
Paper Packaging - 0.1%
Avery Dennison Corp.	225	29,435
International Paper Co.	999	46,004
Packaging Corporation of America	259	29,005
Sealed Air Corp.	464	18,481
WestRock Co.	700	30,037

		152,962

Personal Products - 0.1%
Coty Inc., Class A	630	7,088
The Estee Lauder Companies Inc., Class A	584	120,619

		127,707

Pharmaceuticals - 1.6%
Allergan PLC	861	164,597
Bristol-Myers Squibb Co.	6,198	397,850
Eli Lilly & Co.	2,225	292,432
Johnson & Johnson	6,915	1,008,691
Merck & Company Inc.	6,643	604,181
Mylan N.V. (a)	1,430	28,743
Pfizer Inc.	14,550	570,069
Zoetis Inc.	1,250	165,437

		3,232,000

Property & Casualty Insurance - 0.3%
Chubb Ltd.	1,202	187,103
Cincinnati Financial Corp.	426	44,794
Loews Corp.	711	37,321
The Allstate Corp. (c)	840	94,458
The Progressive Corp.	1,563	113,146
The Travelers Companies Inc.	673	92,167
WR Berkley Corp.	400	27,640

		596,629

Publishing - 0.0%*
News Corp., Class A	1,011	14,296
News Corp., Class B	442	6,413

		20,709

Railroads - 0.3%
CSX Corp.	1,989	143,924
Kansas City Southern	276	42,272
Norfolk Southern Corp.	683	132,591
Union Pacific Corp.	1,829	330,665

		649,452

Real Estate Services - 0.0%*
CBRE Group Inc., Class A (a)	909	55,713

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	25

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2019

	Number of Shares	Fair Value $

Regional Banks - 0.4%
Citizens Financial Group Inc.	1,201	48,773
Comerica Inc.	366	26,260
Fifth Third Bancorp	1,941	59,666
First Republic Bank	430	50,503
Huntington Bancshares Inc.	2,707	40,822
KeyCorp	2,572	52,057
M&T Bank Corp.	361	61,280
People’s United Financial Inc.	1,150	19,435
Regions Financial Corp.	2,497	42,849
SVB Financial Group (a)	131	32,886
The PNC Financial Services Group Inc.	1,151	183,734
Truist Financial Corp.	3,568	200,950
Zions Bancorp NA	452	23,468

		842,683

Research & Consulting Services - 0.1%
Equifax Inc.	332	46,520
Nielsen Holdings PLC	1,001	20,320
Verisk Analytics Inc.	442	66,008

		132,848

Residential REITs - 0.2%
Apartment Investment & Management Co., Class A	418	21,590
AvalonBay Communities Inc.	371	77,799
Equity Residential	941	76,146
Essex Property Trust Inc.	177	53,252
Mid-America Apartment Communities Inc.	289	38,107
UDR Inc.	717	33,484

		300,378

Restaurants - 0.4%
Chipotle Mexican Grill Inc. (a)	67	56,086
Darden Restaurants Inc.	310	33,793
McDonald’s Corp.	1,972	389,687
Starbucks Corp.	3,125	274,750
Yum! Brands Inc.	806	81,189

		835,505

Retail REITs - 0.1%
Federal Realty Investment Trust	177	22,785
Kimco Realty Corp.	1,110	22,988
Realty Income Corp.	845	62,218
Regency Centers Corp.	400	25,236
Simon Property Group Inc.	794	118,274

		251,501

Semiconductor Equipment - 0.2%
Applied Materials Inc.	2,462	150,280

	Number of Shares	Fair Value $

KLA Corp.	420	74,831
Lam Research Corp.	384	112,282

		337,393

Semiconductors - 1.3%
Advanced Micro Devices Inc. (a)	2,870	131,618
Analog Devices Inc.	977	116,107
Broadcom Inc.	1,045	330,241
Intel Corp.	11,473	686,659
Maxim Integrated Products Inc.	700	43,057
Microchip Technology Inc.	588	61,575
Micron Technology Inc. (a)	2,912	156,607
NVIDIA Corp.	1,620	381,186
Qorvo Inc. (a)	329	38,240
QUALCOMM Inc.	3,028	267,161
Skyworks Solutions Inc.	425	51,374
Texas Instruments Inc.	2,445	313,669
Xilinx Inc.	643	62,866

		2,640,360

Soft Drinks - 0.6%
Monster Beverage Corp. (a)	977	62,088
PepsiCo Inc.	3,680	502,946
The Coca-Cola Co.	10,157	562,190

		1,127,224

Specialized Consumer Services - 0.0%*
H&R Block Inc.	525	12,327

Specialized REITs - 0.5%
American Tower Corp.	1,166	267,970
Crown Castle International Corp.	1,080	153,522
Digital Realty Trust Inc.	573	68,611
Equinix Inc.	225	131,332
Extra Space Storage Inc.	359	37,918
Iron Mountain Inc.	805	25,655
Public Storage	396	84,332
SBA Communications Corp.	301	72,538
Weyerhaeuser Co.	1,983	59,887

		901,765

Specialty Chemicals - 0.3%
Albemarle Corp.	304	22,204
Celanese Corp.	338	41,615
DuPont de Nemours Inc.	1,982	127,244
Ecolab Inc.	656	126,601
International Flavors & Fragrances Inc.	291	37,545
PPG Industries Inc.	625	83,431
The Sherwin-Williams Co.	216	126,045

		564,685

See Notes to Schedules of Investments and Notes to Financial Statements.

26	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2019

	Number of Shares	Fair Value $

Specialty Stores - 0.1%
Tiffany & Co.	293	39,160
Tractor Supply Co.	285	26,630
Ulta Salon Cosmetics & Fragrance Inc. (a)	152	38,477

		104,267

Steel - 0.0%*
Nucor Corp.	836	47,050

Systems Software - 1.9%
Fortinet Inc. (a)	354	37,793
Microsoft Corp.	20,074	3,165,670
Nortonlifelock Inc.	1,423	36,315
Oracle Corp.	5,659	299,814
ServiceNow Inc. (a)	500	141,160

		3,680,752

Technology Distributors - 0.0%*
CDW Corp.	364	51,994

Technology Hardware, Storage & Peripherals - 1.7%
Apple Inc.	10,990	3,227,213
Hewlett Packard Enterprise Co.	3,563	56,509
HP Inc.	3,879	79,713
NetApp Inc.	567	35,296
Western Digital Corp.	744	47,222
Xerox Holdings Corp. (a)	496	18,288

		3,464,241

Tobacco - 0.3%
Altria Group Inc. (c)	4,963	247,703
Philip Morris International Inc.	4,072	346,487

		594,190

Trading Companies & Distributors - 0.1%
Fastenal Co.	1,556	57,494
United Rentals Inc. (a)	201	33,521
WW Grainger Inc.	119	40,284

		131,299

Trucking - 0.0%*
JB Hunt Transport Services Inc.	217	25,341
Old Dominion Freight Line Inc.	157	29,796

		55,137

Water Utilities - 0.0%*
American Water Works Company Inc.	488	59,951

	Number of Shares	Fair Value $
Wireless Telecommunication Services - 0.0%*
T-Mobile US Inc. (a)	800	62,736

Total Common Stock (Cost $49,536,674)		68,760,564

Preferred Stock - 0.0%*
Diversified Banks - 0.0%*
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (d)	1,469	40,236

Total Preferred Stock (Cost $36,725)		40,236

Total Domestic Equity (Cost $49,573,399)		68,800,800

Foreign Equity - 0.9%
Common Stock - 0.9%
Apparel, Accessories & Luxury Goods - 0.0%*
Capri Holdings Ltd. (a)	377	14,383

Auto Parts & Equipment - 0.0%*
Aptiv PLC	680	64,580

Building Products - 0.0%*
Allegion PLC	238	29,640

Electronic Manufacturing Services - 0.1%
TE Connectivity Ltd.	897	85,968

Healthcare Equipment - 0.2%
Medtronic PLC	3,471	393,785

Industrial Gases - 0.2%
Linde PLC	1,415	301,253

Industrial Machinery - 0.0%*
Pentair PLC	418	19,174

Insurance Brokers - 0.1%
Aon PLC	624	129,973
Willis Towers Watson PLC	333	67,246

		197,219

IT Consulting & Other Services - 0.2%
Accenture PLC, Class A	1,674	352,494

Oil & Gas Equipment & Services - 0.0%*
TechnipFMC PLC	1,206	25,857

Paper Packaging - 0.0%*
Amcor PLC (a)	4,485	48,617

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	27

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($) or Number of Shares	Fair Value $

Pharmaceuticals - 0.0%*
Perrigo Company PLC	329	16,996

Reinsurance - 0.0%*
Everest Re Group Ltd.	109	30,176

Research & Consulting Services - 0.1%
IHS Markit Ltd. (a)	1,020	76,857

Technology Hardware, Storage & Peripherals - 0.0%*
Seagate Technology PLC	648	38,556

Total Foreign Equity (Cost $1,189,874)		1,695,555

Bonds and Notes - 33.5%
U.S. Treasuries - 7.2%
U.S. Treasury Bonds
2.25% 08/15/46 (c)	515,000	501,803
3.00% 08/15/48 (c)	2,150,300	2,428,495
U.S. Treasury Notes
1.63% 02/15/26 (c)	2,992,200	2,965,551
1.88% 06/30/20 - 12/15/20	5,383,300	5,392,549
2.25% 03/31/20 (c)	1,179,100	1,180,850
2.50% 01/31/24 (c)	1,651,000	1,705,561
2.63% 02/15/29 (c)	56,000	59,386

		14,234,195

Agency Mortgage Backed - 13.0%
Federal Home Loan Mortgage Corp.
3.00% 03/01/43	987,564	1,016,025
4.00% 01/01/48	1,542,453	1,622,602
4.05% 09/25/28 (c)(d)	71,000	79,270
4.50% 06/01/33 - 02/01/35 (c)	2,096	2,247
5.00% 07/01/35 (c)	14,300	15,849
5.50% 05/01/20 - 04/01/39 (c)	24,442	27,347
6.00% 06/01/33 - 11/01/37 (c)	64,828	73,846
6.50% 11/01/28 - 06/01/29 (c)	897	994
7.00% 06/01/29 - 08/01/36 (c)	14,087	16,255
7.50% 09/01/33 (c)	1,076	1,174
8.00% 07/01/26 - 11/01/30 (c)	1,622	1,835
8.50% 04/01/30 (c)	4,022	5,105
Federal National Mortgage Assoc.
3.50% 06/01/44	1,215,530	1,280,938
3.50% 08/01/45 - 07/01/47 (c)	929,172	978,401

	Principal Amount ($)	Fair Value $
4.00% 01/01/41 - 10/01/47 (c)	1,406,231	1,482,063
4.50% 02/01/20 - 02/01/40 (c)	107,515	116,946
5.00% 07/01/20 - 05/01/39 (c)	46,163	51,008
5.50% 06/01/20 - 01/01/39 (c)	100,093	111,920
6.00% 02/01/20 - 05/01/41 (c)	315,944	359,052
6.50% 10/01/28 - 08/01/36 (c)	8,178	8,915
7.00% 05/01/33 - 12/01/33 (c)	538	574
7.50% 12/01/26 - 03/01/33 (c)	4,018	4,557
8.00% 06/01/24 - 12/01/30 (c)	4,595	4,684
9.00% 12/01/22 (c)	171	175
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
4.47% 04/01/37 (c)(d)	463	476
Federal National Mortgage Assoc. TBA
2.50% TBA (e)	3,225,000	3,254,154
3.50% TBA (e)	1,844,000	1,896,609
4.00% TBA (e)	9,589,676	9,993,553
Government National Mortgage Assoc.
3.00% 12/20/42	1,313,097	1,360,135
3.50% 05/20/45	1,596,818	1,666,713
4.00% 01/20/41 - 04/20/43 (c)	275,831	293,977
4.50% 08/15/33 - 03/20/41 (c)	118,688	127,607
5.00% 08/15/33 (c)	5,933	6,456
6.00% 07/15/33 - 04/15/34 (c)	6,093	6,917
6.50% 04/15/28 - 07/15/36 (c)	11,875	13,112
7.00% 04/15/28 - 10/15/36 (c)	3,432	3,727
7.50% 07/15/23 - 04/15/28 (c)	6,157	6,344
8.00% 05/15/30 (c)	167	178
9.00% 12/15/21 (c)	68	70

		25,891,810

Agency Collateralized Mortgage Obligations - 0.3%
Federal Home Loan Mortgage Corp.
0.08% 09/25/43 (c)(d)(f)	122,328	414
2.43% 08/25/29 (c)	415,000	414,971
2.51% 07/25/29 (c)	224,000	225,562

See Notes to Schedules of Investments and Notes to Financial Statements.

28	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

Federal Home Loan Mortgage Corp. REMIC
3.50% 09/15/29 - 11/15/30 (c)(f)	37,275	1,914
5.50% 06/15/33 (c)(f)	4,780	860
7.50% 07/15/27 (c)(f)	4,705	700
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
4.86% 08/15/25 (c)(d)(f)	15,439	649
Federal Home Loan Mortgage Corp. STRIPS
1.47% 08/01/27 (c)(g)(h)	181	161
8.00% 02/01/23 - 07/01/24 (c)(f)	527	64
Federal National Mortgage Assoc. REMIC
0.00% 12/25/22 (c)(g)(h)	1	1
1.09% 12/25/42 (c)(d)(f)	26,376	1,043
5.00% 09/25/40 (c)(f)	18,532	2,013
8.00% 05/25/22 (c)(f)	—	2
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
4.21% 07/25/38 (c)(d)(f)	7,682	1,110
Federal National Mortgage Assoc. STRIPS
4.50% 08/25/35 - 01/25/36 (c)(f)	11,586	1,776
5.00% 03/25/38 - 05/25/38 (c)(f)	6,524	1,097
5.50% 12/25/33 (c)(f)	2,306	458
6.00% 01/25/35 (c)(f)	6,170	1,176
7.50% 11/25/23 (c)(f)	3,837	382
8.00% 08/25/23 - 07/25/24 (c)(f)	1,111	135
8.50% 07/25/22 (c)(f)	56	3
8.50% 07/25/22 (c)(f)**	2	—
9.00% 05/25/22 (c)(f)	58	3
Government National Mortgage Assoc. REMIC
4.50% 08/16/39 (c)(f)	9,983	304
5.00% 09/20/38 (c)(f)	683	2

		654,800

Asset Backed - 0.9%
American Express Credit Account Master Trust 0.24% + 1 month USD LIBOR
1.98% 04/15/24 (d)	376,000	376,293

	Principal Amount ($)	Fair Value $
American Express Credit Account Master Trust 2018-1
2.67% 10/17/22 (c)	150,000	150,214
American Express Credit Account Master Trust 2018-8
3.18% 04/15/24 (c)	326,000	333,305
BA Credit Card Trust 2018-A1
2.70% 07/17/23 (c)	131,000	132,241
BMW Floorplan Master Owner Trust 2018-1
3.15% 05/15/23 (c)(i)	100,000	101,557
Enterprise Fleet Financing 2019-1 LLC
3.07% 10/20/24 (c)(i)	137,000	140,065
GMF Floorplan Owner Revolving Trust 0.32% + 1 month USD LIBOR
2.06% 09/15/22 (d)(i)	130,000	130,016
Hyundai Auto Lease Securitization Trust 2018-A
2.89% 03/15/22 (i)	242,000	243,474
Nissan Auto Lease Trust 2019-A
2.76% 03/15/22 (c)	85,000	85,790
Securitized Term Auto Receivables Trust 2018-1A
3.30% 11/25/22 (c)(i)	100,000	101,754

		1,794,709

Corporate Notes - 10.6%
3M Co.
3.13% 09/19/46 (c)	41,000	39,036
Abbott Laboratories
3.75% 11/30/26 (c)	21,000	22,954
4.90% 11/30/46 (c)	17,000	22,290
AbbVie Inc.
2.60% 11/21/24 (c)(i)	45,000	45,394
2.95% 11/21/26 (c)(i)	60,000	61,009
3.20% 05/14/26 (c)	31,000	32,099
3.20% 11/21/29 (c)(i)	40,000	40,820
4.05% 11/21/39 (c)(i)	25,000	26,247
4.25% 11/21/49 (c)(i)	15,000	15,909
4.45% 05/14/46 (c)	31,000	33,439
4.70% 05/14/45 (c)	8,000	8,927
4.88% 11/14/48 (c)	9,000	10,383
Aetna Inc.
3.50% 11/15/24 (c)	27,000	28,282
Aflac Inc.
4.00% 10/15/46 (c)	6,000	6,560
Aircastle Ltd.
4.25% 06/15/26 (c)	31,000	32,726

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	29

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

Albemarle Wodgina Pty Ltd.
3.45% 11/15/29 (c)(i)	70,000	70,156
Alexandria Real Estate Equities Inc.
4.70% 07/01/30 (c)	16,000	18,397
Alimentation Couche-Tard Inc.
2.70% 07/26/22 (c)(i)	36,000	36,417
Allegion PLC
3.50% 10/01/29 (c)	25,000	25,561
Allergan Finance LLC
3.25% 10/01/22 (c)	26,000	26,587
4.63% 10/01/42 (c)	5,000	5,210
Allergan Funding SCS
3.00% 03/12/20 (c)	46,000	46,035
3.45% 03/15/22 (c)	16,000	16,372
Allergan Sales LLC
5.00% 12/15/21 (c)(i)	62,000	64,865
Ally Financial Inc.
5.75% 11/20/25 (c)	28,000	31,403
Altria Group Inc.
2.95% 05/02/23 (c)	17,000	17,442
3.80% 02/14/24 (c)	16,000	16,842
4.25% 08/09/42 (c)	4,000	3,958
4.50% 05/02/43 (c)	15,000	15,273
4.80% 02/14/29 (c)	33,000	36,739
Amazon.com Inc.
2.80% 08/22/24 (c)	19,000	19,670
3.15% 08/22/27 (c)	14,000	14,827
3.88% 08/22/37 (c)	11,000	12,487
4.05% 08/22/47 (c)	11,000	12,982
4.25% 08/22/57 (c)	16,000	19,399
Ameren Corp.
2.50% 09/15/24 (c)	65,000	65,237
3.65% 02/15/26 (c)	16,000	16,739
American Campus Communities Operating Partnership LP
4.13% 07/01/24 (c)	14,000	14,955
American Express Co.
3.00% 10/30/24 (c)	38,000	39,295
American International Group Inc.
4.25% 03/15/29 (c)	23,000	25,605
4.50% 07/16/44 (c)	28,000	32,292
6.40% 12/15/20 (c)	15,000	15,621
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75% 04/01/48 (c)(d)	6,000	6,588
American Tower Corp.
3.70% 10/15/49 (c)	14,000	14,010
3.80% 08/15/29 (c)	55,000	58,799

	Principal Amount ($)	Fair Value $
American Water Capital Corp.
2.95% 09/01/27 (c)	26,000	26,522
Amgen Inc.
2.65% 05/11/22 (c)	36,000	36,535
3.20% 11/02/27 (c)	19,000	20,000
4.56% 06/15/48 (c)	20,000	23,288
4.66% 06/15/51 (c)	9,000	10,595
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65% 02/01/26 (c)	63,000	67,237
4.70% 02/01/36 (c)	15,000	17,355
4.90% 02/01/46 (c)	58,000	69,001
Anheuser-Busch InBev Worldwide Inc.
4.00% 04/13/28 (c)	12,000	13,192
4.38% 04/15/38 (c)	68,000	76,505
4.60% 04/15/48 (c)	30,000	34,211
4.75% 04/15/58 (c)	16,000	18,690
5.55% 01/23/49 (c)	48,000	62,366
Anthem Inc.
2.88% 09/15/29 (c)	14,000	13,989
3.30% 01/15/23 (c)	23,000	23,790
3.70% 09/15/49 (c)	14,000	13,954
Apache Corp.
4.38% 10/15/28 (c)	9,000	9,414
5.10% 09/01/40 (c)	16,000	16,275
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95% 01/14/50 (c)(d)(i)	35,000	35,481
Apple Inc.
2.20% 09/11/29 (c)	28,000	27,517
2.85% 05/11/24 (c)	27,000	27,926
2.95% 09/11/49 (c)	20,000	19,530
3.35% 02/09/27 (c)	16,000	17,071
3.45% 02/09/45 (c)	42,000	44,461
3.85% 08/04/46 (c)	38,000	42,839
Applied Materials Inc.
4.35% 04/01/47 (c)	20,000	24,138
Aptiv PLC
4.40% 10/01/46 (c)	17,000	16,434
Archer-Daniels-Midland Co.
2.50% 08/11/26 (c)	19,000	19,331
Ascension Health
4.85% 11/15/53 (c)	13,000	16,409
AstraZeneca PLC
3.50% 08/17/23 (c)	17,000	17,797
4.00% 01/17/29 (c)	14,000	15,555
4.38% 08/17/48 (c)	10,000	11,873
AT&T Inc.
4.35% 03/01/29 (c)	64,000	71,086
4.45% 04/01/24 (c)	19,000	20,573

See Notes to Schedules of Investments and Notes to Financial Statements.

30	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

4.50% 05/15/35 (c)	31,000	34,552
4.55% 03/09/49 (c)	17,000	18,879
4.75% 05/15/46 (c)	15,000	16,962
4.80% 06/15/44 (c)	20,000	22,819
4.85% 03/01/39 (c)	35,000	40,433
5.15% 11/15/46 (c)	5,000	5,973
5.25% 03/01/37 (c)	20,000	23,935
5.35% 12/15/43 (c)	30,000	35,316
5.45% 03/01/47 (c)	37,000	45,827
Athene Holding Ltd.
4.13% 01/12/28 (c)	22,000	22,678
Avangrid Inc.
3.15% 12/01/24 (c)	37,000	38,198
Bank of America Corp.
3.25% 10/21/27 (c)	46,000	48,022
3.95% 04/21/25 (c)	27,000	28,801
4.18% 11/25/27 (c)	39,000	42,340
4.25% 10/22/26 (c)	44,000	48,018
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12% 01/20/23 (c)(d)	257,000	262,099
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37% 01/23/26 (c)(d)	75,000	78,526
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42% 12/20/28 (c)(d)	62,000	65,118
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56% 04/23/27 (c)(d)	69,000	72,933
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95% 01/23/49 (c)(d)	17,000	19,368
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24% 04/24/38 (c)(d)	39,000	45,086
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27% 07/23/29 (c)(d)	40,000	44,466

	Principal Amount ($)	Fair Value $

Bank of America Corp. (4.33% fixed rate until 03/15/49; 1.52% + 3 month USD LIBOR thereafter)
4.33% 03/15/50 (c)(d)	14,000	16,818
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44% 01/20/48 (c)(d)	33,000	40,347
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter)
4.34% 10/05/28 (c)(d)	49,000	51,712
Barrick North America Finance LLC
5.70% 05/30/41 (c)	4,000	4,944
BAT Capital Corp.
2.76% 08/15/22 (c)	24,000	24,358
3.56% 08/15/27 (c)	27,000	27,597
4.39% 08/15/37 (c)	30,000	30,460
4.54% 08/15/47 (c)	20,000	20,081
Bayer US Finance II LLC
3.50% 06/25/21 (c)(i)	200,000	203,686
Becton Dickinson and Co.
2.89% 06/06/22 (c)	29,000	29,479
3.70% 06/06/27 (c)	29,000	30,869
3.73% 12/15/24 (c)	3,000	3,186
4.67% 06/06/47 (c)	5,000	5,951
4.69% 12/15/44 (c)	4,000	4,654
Berkshire Hathaway Energy Co.
3.25% 04/15/28 (c)	16,000	16,914
3.80% 07/15/48 (c)	14,000	15,132
Berkshire Hathaway Finance Corp.
4.25% 01/15/49 (c)	42,000	49,967
Berkshire Hathaway Inc.
4.50% 02/11/43 (c)	6,000	7,313
BHP Billiton Finance USA Ltd.
5.00% 09/30/43 (c)	5,000	6,434
Boardwalk Pipelines LP
4.80% 05/03/29 (c)	26,000	27,695
Boston Scientific Corp.
4.70% 03/01/49 (c)	12,000	14,576
BP Capital Markets America Inc.
3.02% 01/16/27 (c)	78,000	80,813
3.22% 11/28/23 (c)	26,000	27,050
Brighthouse Financial Inc.
3.70% 06/22/27 (c)	5,000	4,986
4.70% 06/22/47 (c)	3,000	2,777

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	31

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

Bristol-Myers Squibb Co.
3.20% 06/15/26 (c)(i)	39,000	40,976
3.40% 07/26/29 (c)(i)	24,000	25,709
3.45% 11/15/27 (c)(i)	4,000	4,268
4.13% 06/15/39 (c)(i)	21,000	24,210
4.25% 10/26/49 (c)(i)	21,000	24,953
4.35% 11/15/47 (c)(i)	5,000	5,938
4.55% 02/20/48 (c)(i)	23,000	28,192
Brixmor Operating Partnership LP
3.90% 03/15/27 (c)	12,000	12,585
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65% 01/15/23 (c)	7,000	7,041
3.00% 01/15/22 (c)	18,000	18,269
3.13% 01/15/25 (c)	8,000	8,113
3.88% 01/15/27 (c)	16,000	16,622
Brown-Forman Corp.
4.00% 04/15/38 (c)	5,000	5,598
Bunge Limited Finance Corp.
3.75% 09/25/27 (c)	9,000	9,203
Burlington Northern Santa Fe LLC
4.15% 12/15/48 (c)	22,000	25,439
4.55% 09/01/44 (c)	35,000	41,756
Cameron LNG LLC
3.30% 01/15/35 (c)(i)	27,000	27,458
3.70% 01/15/39 (c)(i)	14,000	14,361
Campbell Soup Co.
3.30% 03/15/21 (c)	69,000	70,025
Canadian Natural Resources Ltd.
3.85% 06/01/27 (c)	23,000	24,527
4.95% 06/01/47 (c)	6,000	7,342
Cantor Fitzgerald LP
4.88% 05/01/24 (c)(i)	66,000	70,429
Capital One Financial Corp.
3.75% 07/28/26 (c)	41,000	43,172
4.75% 07/15/21 (c)	106,000	110,379
Cardinal Health Inc.
2.62% 06/15/22 (c)	10,000	10,103
3.08% 06/15/24 (c)	8,000	8,237
Caterpillar Inc.
3.25% 09/19/49 (c)	26,000	26,106
3.80% 08/15/42 (c)	6,000	6,700
Cenovus Energy Inc.
4.25% 04/15/27 (c)	11,000	11,643
5.25% 06/15/37 (c)	14,000	15,464
5.40% 06/15/47 (c)	5,000	5,802
Centene Corp.
4.25% 12/15/27 (c)(i)	68,000	70,028
4.63% 12/15/29 (c)(i)	21,000	22,115

	Principal Amount ($)	Fair Value $
CenterPoint Energy Inc.
2.50% 09/01/22 (c)	62,000	62,549
3.60% 11/01/21 (c)	23,000	23,611
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46% 07/23/22 (c)	87,000	91,451
4.91% 07/23/25 (c)	26,000	28,657
5.05% 03/30/29 (c)	47,000	53,224
5.75% 04/01/48 (c)	26,000	30,399
6.38% 10/23/35 (c)	5,000	6,313
6.48% 10/23/45 (c)	7,000	8,717
Cheniere Corpus Christi Holdings LLC
5.88% 03/31/25 (c)	55,000	61,928
Chevron Corp.
3.19% 06/24/23 (c)	17,000	17,717
Chubb INA Holdings Inc.
4.35% 11/03/45 (c)	16,000	19,435
Cigna Corp.
3.25% 04/15/25 (c)(i)	19,000	19,708
3.40% 09/17/21 (c)	18,000	18,424
3.40% 03/01/27 (c)(i)	15,000	15,578
3.75% 07/15/23 (c)	18,000	18,896
3.88% 10/15/47 (c)(i)	17,000	17,395
4.13% 11/15/25 (c)	34,000	36,915
4.38% 10/15/28 (c)	14,000	15,536
4.80% 08/15/38 (c)	12,000	13,990
4.90% 12/15/48 (c)	14,000	16,738
Cisco Systems Inc.
5.90% 02/15/39 (c)	16,000	22,454
Citigroup Inc.
2.70% 10/27/22 (c)	80,000	81,323
4.40% 06/10/25 (c)	12,000	13,050
4.45% 09/29/27 (c)	27,000	29,754
4.65% 07/23/48 (c)	46,000	57,518
4.75% 05/18/46 (c)	18,000	21,570
5.50% 09/13/25 (c)	72,000	82,403
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88% 07/24/23 (c)(d)	186,000	189,102
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98% 11/05/30 (c)(d)	41,000	41,631
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88% 01/24/39 (c)(d)	15,000	16,542

See Notes to Schedules of Investments and Notes to Financial Statements.

32	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter)
4.28% 04/24/48 (c)(d)	24,000	28,510
Citigroup Inc. (5.88% fixed rate until 03/27/20; 4.06% + 3 month USD LIBOR thereafter)
5.88% 12/29/49 (c)(d)	86,000	86,672
CME Group Inc.
3.75% 06/15/28 (c)	17,000	18,826
CMS Energy Corp.
4.88% 03/01/44 (c)	34,000	40,521
CNA Financial Corp.
3.45% 08/15/27 (c)	11,000	11,441
3.90% 05/01/29 (c)	26,000	27,954
CNH Industrial Capital LLC
4.38% 11/06/20 (c)	20,000	20,387
4.88% 04/01/21 (c)	20,000	20,646
Comcast Corp.
3.20% 07/15/36 (c)	23,000	23,536
3.25% 11/01/39 (c)	41,000	41,618
3.38% 08/15/25 (c)	8,000	8,487
3.45% 02/01/50 (c)	20,000	20,535
3.97% 11/01/47 (c)	62,000	68,322
4.15% 10/15/28 (c)	34,000	38,279
4.60% 08/15/45 (c)	16,000	19,196
4.70% 10/15/48 (c)	16,000	19,741
CommonSpirit Health
4.35% 11/01/42 (c)	24,000	24,518
Conagra Brands Inc.
3.80% 10/22/21 (c)	42,000	43,321
5.30% 11/01/38 (c)	15,000	17,813
5.40% 11/01/48 (c)	13,000	15,903
Conagra Brands Inc. 0.75% + 3 month USD LIBOR
2.70% 10/22/20 (c)(d)	36,000	36,024
Concho Resources Inc.
3.75% 10/01/27 (c)	5,000	5,262
4.30% 08/15/28 (c)	20,000	21,802
4.88% 10/01/47 (c)	8,000	9,274
ConocoPhillips Co.
4.30% 11/15/44 (c)	24,000	28,183
Consolidated Edison Company of New York Inc.
2.90% 12/01/26 (c)	29,000	29,746
3.88% 06/15/47 (c)	16,000	17,406
Constellation Brands Inc.
3.15% 08/01/29 (c)	58,000	58,749
3.70% 12/06/26 (c)	45,000	47,802
4.50% 05/09/47 (c)	19,000	20,833

	Principal Amount ($)	Fair Value $
Continental Resources Inc.
4.50% 04/15/23 (c)	96,000	100,596
Corning Inc.
4.38% 11/15/57 (c)	15,000	15,366
Crown Castle International Corp.
5.20% 02/15/49 (c)	16,000	19,766
CSX Corp.
4.50% 03/15/49 - 08/01/54 (c)	41,000	47,593
CubeSmart LP
4.38% 02/15/29 (c)	30,000	32,910
CVS Health Corp.
3.00% 08/15/26 (c)	27,000	27,560
3.25% 08/15/29 (c)	25,000	25,503
3.35% 03/09/21 (c)	15,000	15,239
3.88% 07/20/25 (c)	14,000	14,933
4.10% 03/25/25 (c)	31,000	33,339
4.30% 03/25/28 (c)	15,000	16,411
4.78% 03/25/38 (c)	29,000	32,995
5.00% 12/01/24 (c)	23,000	25,464
5.05% 03/25/48 (c)	36,000	42,705
Dell International LLC/EMC Corp.
4.00% 07/15/24 (c)(i)	32,000	33,537
4.42% 06/15/21 (c)(i)	37,000	38,076
5.30% 10/01/29 (c)(i)	21,000	23,645
5.45% 06/15/23 (c)(i)	17,000	18,442
6.02% 06/15/26 (c)(i)	7,000	8,082
8.10% 07/15/36 (c)(i)	4,000	5,254
8.35% 07/15/46 (c)(i)	5,000	6,844
Deutsche Bank AG
2.70% 07/13/20 (c)	37,000	37,029
Deutsche Telekom International Finance BV
2.49% 09/19/23 (c)(i)	150,000	151,285
Devon Energy Corp.
5.00% 06/15/45 (c)	8,000	9,343
DH Europe Finance II Sarl
2.60% 11/15/29 (c)	22,000	21,960
3.25% 11/15/39 (c)	14,000	14,172
3.40% 11/15/49 (c)	7,000	7,176
Diamondback Energy Inc.
2.88% 12/01/24 (c)	35,000	35,408
3.25% 12/01/26 (c)	25,000	25,289
3.50% 12/01/29 (c)	21,000	21,386
5.38% 05/31/25 (c)	83,000	87,188
Digital Realty Trust LP
3.60% 07/01/29 (c)	45,000	47,019
Discovery Communications LLC
2.95% 03/20/23 (c)	118,000	120,393
3.95% 03/20/28 (c)	19,000	20,312

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	33

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

4.95% 05/15/42 (c)	6,000	6,650
5.00% 09/20/37 (c)	10,000	11,333
Dollar Tree Inc.
4.00% 05/15/25 (c)	50,000	53,465
4.20% 05/15/28 (c)	7,000	7,519
Dominion Energy Inc.
2.58% 07/01/20 (c)	25,000	25,065
3.07% 08/15/24 (c)(j)	25,000	25,583
Dover Corp.
2.95% 11/04/29 (c)	30,000	30,223
DTE Energy Co.
2.85% 10/01/26 (c)	39,000	39,228
3.85% 12/01/23 (c)	17,000	17,837
Duke Energy Carolinas LLC
3.95% 03/15/48 (c)	16,000	17,883
Duke Energy Corp.
1.80% 09/01/21 (c)	33,000	32,942
3.55% 09/15/21 (c)	18,000	18,409
3.75% 09/01/46 (c)	4,000	4,126
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88% 12/31/99 (c)(d)	41,000	43,001
Duke Energy Progress LLC
4.15% 12/01/44 (c)	23,000	25,955
Duke Realty LP
3.25% 06/30/26 (c)	16,000	16,576
3.38% 12/15/27 (c)	9,000	9,394
DuPont de Nemours Inc.
5.32% 11/15/38 (c)	13,000	15,497
5.42% 11/15/48 (c)	13,000	16,017
Duquesne Light Holdings Inc.
3.62% 08/01/27 (c)(i)	35,000	35,026
Eastman Chemical Co.
3.50% 12/01/21 (c)	24,000	24,576
3.60% 08/15/22 (c)	7,000	7,246
4.50% 01/15/21 - 12/01/28 (c)	69,000	71,647
Eaton Corp.
3.10% 09/15/27 (c)	16,000	16,647
Ecolab Inc.
3.25% 12/01/27 (c)	10,000	10,538
3.95% 12/01/47 (c)	11,000	12,332
Edison International
2.40% 09/15/22 (c)	83,000	82,608
5.75% 06/15/27 (c)	10,000	11,245
Eli Lilly & Co.
3.95% 03/15/49 (c)	21,000	24,276
Emera US Finance LP
4.75% 06/15/46 (c)	6,000	6,935
Enbridge Energy Partners LP
5.50% 09/15/40 (c)	6,000	7,151

	Principal Amount ($)	Fair Value $
Enbridge Inc.
4.00% 11/15/49 (c)	20,000	20,975
Energy Transfer Operating LP
4.25% 03/15/23 (c)	23,000	23,998
4.50% 04/15/24 (c)	27,000	28,739
4.95% 06/15/28 (c)	9,000	9,873
6.13% 12/15/45 (c)	7,000	8,118
6.50% 02/01/42 (c)	18,000	21,404
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50% 11/01/23 (c)	17,000	17,973
Entergy Louisiana LLC
3.05% 06/01/31 (c)	19,000	19,607
4.00% 03/15/33 (c)	14,000	15,773
Enterprise Products Operating LLC
4.25% 02/15/48 (c)	48,000	52,068
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25% 08/16/77 (c)(d)	11,000	11,080
EOG Resources Inc.
4.15% 01/15/26 (c)	6,000	6,607
5.10% 01/15/36 (c)	12,000	14,713
EPR Properties
4.95% 04/15/28 (c)	16,000	17,512
EQM Midstream Partners LP
4.75% 07/15/23 (c)	7,000	7,021
5.50% 07/15/28 (c)	7,000	6,876
Equinor ASA
3.25% 11/18/49	15,000	15,136
ERP Operating LP
4.50% 07/01/44 (c)	14,000	16,647
Exelon Corp.
3.50% 06/01/22 (c)	22,000	22,583
4.45% 04/15/46 (c)	27,000	30,347
FedEx Corp.
3.10% 08/05/29 (c)	45,000	45,011
4.10% 02/01/45 (c)	33,000	32,115
Fifth Third Bancorp
3.65% 01/25/24 (c)	49,000	51,695
FirstEnergy Corp.
3.90% 07/15/27 (c)	6,000	6,423
FirstEnergy Transmission LLC
4.55% 04/01/49 (c)(i)	23,000	26,411
Fiserv Inc.
3.50% 07/01/29 (c)	20,000	21,053
4.40% 07/01/49 (c)	10,000	11,374
Florida Power & Light Co.
4.13% 02/01/42 (c)	19,000	21,736

See Notes to Schedules of Investments and Notes to Financial Statements.

34	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

Ford Motor Co.
4.35% 12/08/26 (c)	38,000	39,138
Ford Motor Credit Company LLC
8.13% 01/15/20 (c)	100,000	100,179
General Mills Inc.
3.70% 10/17/23 (c)	23,000	24,221
4.55% 04/17/38 (c)	19,000	22,027
4.70% 04/17/48 (c)	14,000	16,799
General Motors Co.
5.20% 04/01/45 (c)	5,000	5,056
5.40% 04/01/48 (c)	12,000	12,411
General Motors Financial Company Inc.
3.45% 01/14/22 - 04/10/22 (c)	139,000	142,164
3.55% 04/09/21 (c)	59,000	59,982
4.20% 11/06/21 (c)	105,000	108,762
5.25% 03/01/26 (c)	47,000	52,140
Georgia-Pacific LLC
3.60% 03/01/25 (c)(i)	86,000	90,764
Gilead Sciences Inc.
2.95% 03/01/27 (c)	5,000	5,195
3.50% 02/01/25 (c)	14,000	14,856
3.65% 03/01/26 (c)	14,000	15,062
4.15% 03/01/47 (c)	30,000	33,380
4.80% 04/01/44 (c)	12,000	14,496
GlaxoSmithKline Capital Inc.
3.38% 05/15/23 (c)	29,000	30,274
3.63% 05/15/25 (c)	29,000	31,077
GlaxoSmithKline Capital PLC
3.38% 06/01/29 (c)	30,000	32,176
Glencore Finance Canada Ltd.
4.95% 11/15/21 (c)(i)	18,000	18,821
Glencore Funding LLC
4.88% 03/12/29 (c)(i)	23,000	25,085
Halliburton Co.
3.80% 11/15/25 (c)	17,000	18,141
5.00% 11/15/45 (c)	14,000	15,976
Hasbro Inc.
3.00% 11/19/24 (c)	82,000	82,420
HCA Inc.
4.13% 06/15/29 (c)	15,000	15,933
Hess Corp.
5.60% 02/15/41 (c)	5,000	5,889
5.80% 04/01/47 (c)	4,000	4,897
Hewlett Packard Enterprise Co.
6.35% 10/15/45 (c)	5,000	6,044
Highwoods Realty LP
4.13% 03/15/28 (c)	17,000	18,185
4.20% 04/15/29 (c)	36,000	38,755

	Principal Amount ($)	Fair Value $
Honeywell International Inc.
2.70% 08/15/29 (c)	60,000	61,526
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50% 12/31/99 (c)(d)	50,000	55,017
Hyundai Capital America
3.10% 04/05/22 (c)(i)	14,000	14,184
Ingersoll-Rand Luxembourg Finance S.A.
3.50% 03/21/26 (c)	34,000	35,602
3.55% 11/01/24 (c)	25,000	26,200
3.80% 03/21/29 (c)	34,000	36,637
Intel Corp.
2.45% 11/15/29 (c)	82,000	81,890
2.60% 05/19/26 (c)	38,000	38,843
2.88% 05/11/24 (c)	16,000	16,597
International Business Machines Corp.
3.50% 05/15/29 (c)	100,000	107,476
International Paper Co.
4.40% 08/15/47 (c)	20,000	21,403
Interstate Power & Light Co.
3.40% 08/15/25 (c)	125,000	128,434
Jabil Inc.
3.95% 01/12/28 (c)	20,000	20,532
Jefferies Group LLC
5.13% 01/20/23 (c)	47,000	50,823
Johnson & Johnson
3.63% 03/03/37 (c)	17,000	18,775
Johnson Controls International PLC
4.50% 02/15/47 (c)	6,000	6,491
JPMorgan Chase & Co.
3.30% 04/01/26 (c)	76,000	79,938
3.63% 12/01/27 (c)	14,000	14,789
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51% 01/23/29 (c)(d)	52,000	55,194
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88% 07/24/38 (c)(d)	33,000	36,522
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90% 01/23/49 (c)(d)	32,000	35,957

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	35

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96% 01/29/27 (c)(d)	50,000	54,244
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01% 04/23/29 (c)(d)	26,000	28,538
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03% 07/24/48 (c)(d)	20,000	22,830
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10% 10/29/49 (c)(d)	82,000	89,690
JPMorgan Chase & Co. 3.47% + 3 month USD LIBOR
5.41% 12/29/49 (c)(d)	20,000	20,176
Keurig Dr Pepper Inc.
4.50% 11/15/45 (c)	15,000	16,556
4.60% 05/25/28 (c)	11,000	12,390
Kinder Morgan Energy Partners LP
3.50% 03/01/21 (c)	67,000	67,956
4.70% 11/01/42 (c)	5,000	5,285
5.00% 03/01/43 (c)	11,000	12,050
5.30% 09/15/20 (c)	21,000	21,479
6.38% 03/01/41 (c)	13,000	16,145
Kinder Morgan Inc.
5.05% 02/15/46 (c)	13,000	14,610
KLA Corp.
4.65% 11/01/24 (c)	69,000	76,077
Kraft Heinz Foods Co.
2.80% 07/02/20 (c)	4,000	4,008
4.38% 06/01/46 (c)	32,000	31,536
Kreditanstalt fuer Wiederaufbau
2.00% 10/04/22 (c)	46,000	46,413
L3Harris Technologies Inc.
3.85% 12/15/26 (c)(i)	19,000	20,344
Lam Research Corp.
4.00% 03/15/29 (c)	35,000	38,530
Las Vegas Sands Corp.
3.50% 08/18/26 (c)	20,000	20,690
Lear Corp.
4.25% 05/15/29 (c)	31,000	32,074
5.25% 05/15/49 (c)	15,000	15,620

	Principal Amount ($)	Fair Value $
Liberty Property LP
4.38% 02/01/29 (c)	24,000	27,307
Lincoln National Corp.
3.63% 12/12/26 (c)	30,000	31,695
4.35% 03/01/48 (c)	14,000	15,414
Lockheed Martin Corp.
3.55% 01/15/26 (c)	17,000	18,245
3.80% 03/01/45 (c)	6,000	6,640
4.50% 05/15/36 (c)	23,000	27,312
Lowe’s Companies Inc.
3.70% 04/15/46 (c)	5,000	5,102
4.05% 05/03/47 (c)	13,000	14,045
4.55% 04/05/49 (c)	17,000	20,020
LYB International Finance BV
4.88% 03/15/44 (c)	5,000	5,688
LYB International Finance II BV
3.50% 03/02/27 (c)	7,000	7,347
Marathon Oil Corp.
3.85% 06/01/25 (c)	12,000	12,697
Marsh & McLennan Companies Inc.
3.50% 03/10/25 (c)	21,000	22,183
4.90% 03/15/49 (c)	56,000	70,995
Masco Corp.
3.50% 11/15/27 (c)	5,000	5,171
McDonald’s Corp.
3.63% 09/01/49 (c)	14,000	14,310
3.70% 01/30/26 (c)	25,000	26,866
3.80% 04/01/28 (c)	24,000	26,144
4.88% 12/09/45 (c)	13,000	15,738
McKesson Corp.
3.65% 11/30/20 (c)	119,000	120,727
Medtronic Inc.
4.63% 03/15/45 (c)	6,000	7,540
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52 (c)	24,000	27,311
Merck & Company Inc.
2.75% 02/10/25 (c)	44,000	45,616
3.40% 03/07/29 (c)	25,000	27,084
4.00% 03/07/49 (c)	17,000	19,899
MetLife Inc.
4.05% 03/01/45 (c)	6,000	6,954
4.72% 12/15/44 (c)	20,000	24,343
Microsoft Corp.
2.40% 08/08/26 (c)	23,000	23,297
3.45% 08/08/36 (c)	14,000	15,350
3.50% 02/12/35 (c)	16,000	17,660
3.70% 08/08/46 (c)	56,000	63,195
3.95% 08/08/56 (c)	20,000	23,624
4.10% 02/06/37 (c)	4,000	4,724
4.50% 02/06/57 (c)	5,000	6,481

See Notes to Schedules of Investments and Notes to Financial Statements.

36	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

Molson Coors Brewing Co.
2.10% 07/15/21 (c)	42,000	42,029
4.20% 07/15/46 (c)	7,000	6,980
Morgan Stanley
2.75% 05/19/22 (c)	70,000	71,210
3.63% 01/20/27 (c)	5,000	5,327
3.70% 10/23/24 (c)	13,000	13,807
3.95% 04/23/27 (c)	116,000	124,228
4.10% 05/22/23 (c)	239,000	252,221
4.35% 09/08/26 (c)	55,000	60,146
4.38% 01/22/47 (c)	30,000	35,929
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter)
2.72% 07/22/25 (c)(d)	89,000	90,256
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97% 07/22/38 (c)(d)	20,000	22,278
Morgan Stanley (4.43% fixed rate until 01/23/29; 1.63% + 3 month USD LIBOR thereafter)
4.43% 01/23/30 (c)(d)	61,000	68,975
MPLX LP
3.38% 03/15/23 (c)	15,000	15,405
5.20% 12/01/47 (c)(i)	12,000	12,904
5.25% 01/15/25 (c)(i)	177,000	185,825
6.25% 10/15/22 (c)(i)	44,000	44,664
MPLX LP 1.10% + 3 month USD LIBOR
2.99% 09/09/22 (c)(d)	55,000	55,153
Mylan Inc.
5.20% 04/15/48 (c)	15,000	16,692
Mylan N.V.
3.15% 06/15/21 (c)	16,000	16,205
3.95% 06/15/26 (c)	7,000	7,277
National Oilwell Varco Inc.
3.60% 12/01/29 (c)	41,000	41,178
National Retail Properties Inc.
4.00% 11/15/25 (c)	23,000	24,702
Newfield Exploration Co.
5.63% 07/01/24 (c)	137,000	151,107
Newmont Goldcorp Corp.
4.88% 03/15/42 (c)	20,000	23,387
Nexen Inc.
6.40% 05/15/37 (c)	8,000	10,950
NextEra Energy Capital Holdings Inc.
3.25% 04/01/26 (c)	34,000	35,417

	Principal Amount ($)	Fair Value $
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65% 05/01/79 (c)(d)	23,000	25,539
Noble Energy Inc.
3.85% 01/15/28 (c)	48,000	50,640
3.90% 11/15/24 (c)	17,000	17,994
4.20% 10/15/49 (c)	27,000	27,419
5.05% 11/15/44 (c)	6,000	6,639
Nordstrom Inc.
4.38% 04/01/30 (c)	15,000	15,290
5.00% 01/15/44 (c)	2,000	1,960
Norfolk Southern Corp.
3.95% 10/01/42 (c)	18,000	19,353
Northrop Grumman Corp.
2.55% 10/15/22 (c)	10,000	10,150
3.85% 04/15/45 (c)	5,000	5,377
4.03% 10/15/47 (c)	4,000	4,465
Novartis Capital Corp.
3.00% 11/20/25 (c)	4,000	4,209
Nucor Corp.
3.95% 05/01/28 (c)	25,000	27,195
Nutrien Ltd.
4.00% 12/15/26 (c)	9,000	9,604
4.90% 06/01/43 (c)	14,000	15,756
Occidental Petroleum Corp.
2.70% 08/15/22 (c)	35,000	35,382
2.90% 08/15/24 (c)	18,000	18,285
3.50% 08/15/29 (c)	30,000	30,595
4.10% 02/15/47 (c)	11,000	10,685
4.85% 03/15/21 (c)	4,000	4,119
6.20% 03/15/40 (c)	10,000	11,946
Omnicom Group Inc./Omnicom Capital Inc.
3.63% 05/01/22 (c)	17,000	17,603
Oncor Electric Delivery Company LLC
3.80% 09/30/47 (c)	8,000	8,801
ONEOK Inc.
4.35% 03/15/29 (c)	26,000	28,234
5.20% 07/15/48 (c)	35,000	39,909
Oracle Corp.
2.40% 09/15/23 (c)	14,000	14,225
2.65% 07/15/26 (c)	26,000	26,613
3.80% 11/15/37 (c)	8,000	8,731
4.00% 07/15/46 - 11/15/47 (c)	43,000	47,909
Oshkosh Corp.
5.38% 03/01/25 (c)	17,000	17,593
Owens Corning
4.40% 01/30/48 (c)	10,000	9,659

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	37

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

PacifiCorp
6.25% 10/15/37 (c)	33,000	46,175
Packaging Corp. of America
3.00% 12/15/29 (c)	40,000	40,332
Parker-Hannifin Corp.
3.25% 06/14/29 (c)	25,000	26,075
Patterson-UTI Energy Inc.
5.15% 11/15/29 (c)	20,000	20,434
PayPal Holdings Inc.
2.65% 10/01/26 (c)	35,000	35,472
2.85% 10/01/29 (c)	15,000	15,120
PepsiCo Inc.
2.63% 07/29/29 (c)	35,000	35,779
3.38% 07/29/49 (c)	10,000	10,488
3.45% 10/06/46 (c)	7,000	7,419
Petroleos Mexicanos
5.35% 02/12/28 (c)	15,000	14,924
5.63% 01/23/46 (c)	19,000	17,125
6.35% 02/12/48 (c)	15,000	14,482
6.49% 01/23/27 (i)	15,000	16,003
6.50% 03/13/27 (c)	40,000	42,372
7.69% 01/23/50 (i)	22,000	24,055
Pfizer Inc.
3.45% 03/15/29 (c)	11,000	11,838
3.60% 09/15/28 (c)	34,000	37,219
3.90% 03/15/39 (c)	17,000	19,165
4.13% 12/15/46 (c)	11,000	12,801
4.40% 05/15/44 (c)	6,000	7,167
Philip Morris International Inc.
3.38% 08/15/29 (c)	64,000	67,114
4.13% 03/04/43 (c)	20,000	21,587
Phillips 66
3.90% 03/15/28 (c)	23,000	25,103
Phillips 66 Partners LP
3.75% 03/01/28 (c)	19,000	19,823
4.68% 02/15/45 (c)	17,000	18,349
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29 (c)	69,000	67,999
3.65% 06/01/22 (c)	37,000	37,989
4.70% 06/15/44 (c)	8,000	7,782
PPL Capital Funding Inc.
3.10% 05/15/26 (c)	29,000	29,537
Precision Castparts Corp.
4.38% 06/15/45 (c)	11,000	12,831
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70% 09/15/48 (c)(d)	33,000	37,786
Public Service Company of Colorado
3.70% 06/15/28 (c)	31,000	33,799

	Principal Amount ($)	Fair Value $

Public Service Electric & Gas Co.
2.38% 05/15/23 (c)	46,000	46,602
QUALCOMM Inc.
2.90% 05/20/24 (c)	8,000	8,257
3.00% 05/20/22 (c)	7,000	7,175
3.25% 05/20/27 (c)	4,000	4,208
4.30% 05/20/47 (c)	5,000	5,729
Quest Diagnostics Inc.
2.95% 06/30/30 (c)	10,000	10,020
Realty Income Corp.
3.00% 01/15/27 (c)	9,000	9,268
Reynolds American Inc.
4.45% 06/12/25 (c)	5,000	5,384
Rio Tinto Finance USA PLC
4.13% 08/21/42 (c)	11,000	12,611
Rockwell Automation Inc.
4.20% 03/01/49 (c)	18,000	20,960
Rockwell Collins Inc.
3.50% 03/15/27 (c)	22,000	23,395
Rogers Communications Inc.
5.00% 03/15/44 (c)	5,000	6,075
Roper Technologies Inc.
2.95% 09/15/29 (c)	28,000	28,284
RPM International Inc.
3.75% 03/15/27 (c)	16,000	16,539
Ryder System Inc.
2.50% 09/01/24 (c)	55,000	55,378
2.90% 12/01/26 (c)	75,000	75,796
3.65% 03/18/24 (c)	29,000	30,460
Sabine Pass Liquefaction LLC
4.20% 03/15/28 (c)	18,000	19,099
5.00% 03/15/27 (c)	6,000	6,615
Santander Holdings USA Inc.
3.70% 03/28/22 (c)	57,000	58,602
4.40% 07/13/27 (c)	15,000	16,216
Schlumberger Holdings Corp.
3.90% 05/17/28 (c)(i)	36,000	38,307
Selective Insurance Group Inc.
5.38% 03/01/49 (c)	21,000	24,697
Sempra Energy
3.80% 02/01/38 (c)	10,000	10,444
4.00% 02/01/48 (c)	12,000	12,566
Shell International Finance BV
2.38% 08/21/22 (c)	38,000	38,534
3.13% 11/07/49 (c)	55,000	54,242
3.75% 09/12/46 (c)	12,000	13,156
4.13% 05/11/35 (c)	15,000	17,478
Shire Acquisitions Investments Ireland DAC
2.40% 09/23/21 (c)	24,000	24,139
2.88% 09/23/23 (c)	21,000	21,417
3.20% 09/23/26 (c)	6,000	6,184

See Notes to Schedules of Investments and Notes to Financial Statements.

38	Elfun Diversified Fund

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	Principal Amount ($)	Fair Value $

Simon Property Group LP
3.38% 06/15/27 (c)	20,000	21,180
Southern California Edison Co.
2.40% 02/01/22 (c)	28,000	28,152
2.90% 03/01/21 (c)	46,000	46,400
4.00% 04/01/47 (c)	51,000	53,643
4.20% 03/01/29 (c)	38,000	41,862
Southern Company Gas Capital Corp.
4.40% 05/30/47 (c)	4,000	4,418
Southern Copper Corp.
5.88% 04/23/45 (c)	12,000	15,001
Southwestern Electric Power Co.
2.75% 10/01/26 (c)	19,000	18,951
Spectra Energy Partners LP
3.38% 10/15/26 (c)	5,000	5,174
4.50% 03/15/45 (c)	4,000	4,388
Spirit Realty LP
4.00% 07/15/29 (c)	30,000	31,556
Starbucks Corp.
4.00% 11/15/28 (c)	16,000	17,748
Steel Dynamics Inc.
2.80% 12/15/24 (c)	20,000	20,172
3.45% 04/15/30 (c)	20,000	20,277
4.13% 09/15/25 (c)	117,000	120,336
Sumitomo Mitsui Financial Group Inc.
2.78% 07/12/22 (c)	46,000	46,802
Suncor Energy Inc.
4.00% 11/15/47 (c)	5,000	5,459
Sunoco Logistics Partners Operations LP
5.30% 04/01/44 (c)	19,000	20,110
Sysco Corp.
3.25% 07/15/27 (c)	17,000	17,796
Takeda Pharmaceutical Company Ltd.
4.00% 11/26/21 (c)	200,000	206,942
Tampa Electric Co.
4.35% 05/15/44 (c)	32,000	36,532
Target Corp.
2.50% 04/15/26 (c)	18,000	18,415
Teck Resources Ltd.
5.40% 02/01/43 (c)	22,000	23,245
Telefonica Emisiones S.A.
4.10% 03/08/27 (c)	150,000	162,408
Texas Instruments Inc.
3.88% 03/15/39 (c)	19,000	21,586
The Allstate Corp.
4.20% 12/15/46 (c)	10,000	11,670

	Principal Amount ($)	Fair Value $
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75% 08/15/53 (c)(d)	39,000	41,985
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63% 12/29/49 (c)(d)	71,000	74,754
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65% 12/31/99 (c)(d)	42,000	42,630
The Boeing Co.
2.70% 02/01/27 (c)	50,000	50,612
2.95% 02/01/30 (c)	29,000	29,596
3.25% 03/01/28 (c)	14,000	14,592
3.55% 03/01/38 (c)	10,000	10,407
3.75% 02/01/50 (c)	15,000	15,950
The Cleveland Electric Illuminating Co.
4.55% 11/15/30 (c)(i)	64,000	71,844
The Dow Chemical Co.
4.25% 10/01/34 (c)	20,000	22,079
5.55% 11/30/48 (c)	17,000	21,333
The Estee Lauder Companies Inc.
2.38% 12/01/29 (c)	20,000	19,994
3.13% 12/01/49 (c)	15,000	15,024
The George Washington University
4.13% 09/15/48 (c)	25,000	28,791
The Goldman Sachs Group Inc.
3.50% 11/16/26 (c)	57,000	59,992
3.85% 01/26/27 (c)	35,000	37,259
4.25% 10/21/25 (c)	14,000	15,221
5.15% 05/22/45 (c)	25,000	30,794
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88% 10/31/22 (c)(d)	86,000	87,143
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91% 06/05/23 (c)(d)	171,000	173,779

See Notes to Schedules of Investments and Notes to Financial Statements.

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	Principal Amount ($)	Fair Value $

The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81% 04/23/29 (c)(d)	26,000	27,870
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02% 10/31/38 (c)(d)	16,000	17,396
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22% 05/01/29 (c)(d)	53,000	58,429
The Hartford Financial Services Group Inc.
2.80% 08/19/29 (c)	60,000	60,784
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR
4.03% 02/12/47 (c)(d)(i)	30,000	27,985
The Home Depot Inc.
3.50% 09/15/56 (c)	12,000	12,612
3.90% 12/06/28 - 06/15/47 (c)	28,000	31,515
4.50% 12/06/48 (c)	15,000	18,533
The Interpublic Group of Companies Inc.
3.75% 10/01/21 (c)	46,000	47,264
The Kroger Co.
2.95% 11/01/21 (c)	40,000	40,674
4.65% 01/15/48 (c)	9,000	9,840
The Mosaic Co.
5.63% 11/15/43 (c)	4,000	4,733
The Sherwin-Williams Co.
2.75% 06/01/22 (c)	5,000	5,086
3.45% 06/01/27 (c)	6,000	6,346
4.50% 06/01/47 (c)	17,000	19,401
The Southern Co.
3.25% 07/01/26 (c)	9,000	9,344
4.40% 07/01/46 (c)	4,000	4,440
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63% 09/15/31 (c)(d)	60,000	62,933
The Walt Disney Co.
3.38% 11/15/26 (c)	4,000	4,284
4.00% 10/01/23 (c)	61,000	65,183
4.75% 11/15/46 (c)	6,000	7,693
6.65% 11/15/37 (c)	35,000	51,992

	Principal Amount ($)	Fair Value $
The Williams Companies Inc.
3.75% 06/15/27 (c)	4,000	4,173
3.90% 01/15/25 (c)	14,000	14,718
4.85% 03/01/48 (c)	17,000	18,641
4.90% 01/15/45 (c)	5,000	5,404
5.40% 03/04/44 (c)	5,000	5,627
Time Warner Cable LLC
4.50% 09/15/42 (c)	5,000	5,119
6.55% 05/01/37 (c)	16,000	19,800
Total Capital International S.A.
3.46% 02/19/29 (c)	54,000	58,516
TransCanada PipeLines Ltd.
4.25% 05/15/28 (c)	47,000	52,221
4.88% 01/15/26 (c)	9,000	10,096
Transcontinental Gas Pipe Line Company LLC
4.00% 03/15/28 (c)	19,000	20,174
Trinity Health Corp.
3.43% 12/01/48 (c)	11,000	10,946
Truist Bank (3.50% fixed rate until 08/02/21; 0.59% + 3 month USD LIBOR thereafter)
3.50% 08/02/22 (c)(d)	28,000	28,601
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80% 12/31/99 (c)(d)	73,000	75,149
TWDC Enterprises 18 Corp.
4.13% 06/01/44 (c)	8,000	9,486
Tyco Electronics Group S.A.
3.13% 08/15/27 (c)	19,000	19,577
Tyson Foods Inc.
4.00% 03/01/26 (c)	53,000	57,385
4.55% 06/02/47 (c)	4,000	4,584
U.S. Bancorp
3.15% 04/27/27 (c)	30,000	31,517
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13% 12/29/49 (c)(d)	64,000	65,756
UDR Inc.
3.00% 08/15/31 (c)	20,000	19,992
Union Pacific Corp.
3.50% 06/08/23 (c)	37,000	38,760
3.60% 09/15/37 (c)	8,000	8,311
4.10% 09/15/67 (c)	14,000	14,450
4.30% 03/01/49 (c)	16,000	18,500
United Technologies Corp.
3.13% 05/04/27 (c)	66,000	69,160
3.65% 08/16/23 (c)	34,000	35,856

See Notes to Schedules of Investments and Notes to Financial Statements.

40	Elfun Diversified Fund

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	Principal Amount ($)	Fair Value $

3.95% 08/16/25 (c)	14,000	15,277
4.13% 11/16/28 (c)	6,000	6,755
4.15% 05/15/45 (c)	17,000	19,478
4.45% 11/16/38 (c)	16,000	18,911
4.50% 06/01/42 (c)	12,000	14,403
UnitedHealth Group Inc.
4.45% 12/15/48 (c)	31,000	37,043
4.75% 07/15/45 (c)	28,000	34,440
Vale S.A.
5.63% 09/11/42 (c)	8,000	9,391
Valero Energy Corp.
4.00% 04/01/29 (c)	61,000	65,781
Valero Energy Partners LP
4.38% 12/15/26 (c)	35,000	38,196
Ventas Realty LP
3.25% 10/15/26 (c)	29,000	29,792
Verizon Communications Inc.
3.88% 02/08/29 (c)	35,000	38,610
4.33% 09/21/28 (c)	24,000	27,249
4.40% 11/01/34 (c)	43,000	50,014
4.52% 09/15/48 (c)	17,000	20,359
4.67% 03/15/55 (c)	16,000	19,751
4.86% 08/21/46 (c)	91,000	112,998
5.25% 03/16/37 (c)	16,000	20,081
ViacomCBS Inc.
2.90% 01/15/27 (c)	11,000	11,011
3.45% 10/04/26 (c)	11,000	11,235
3.70% 06/01/28 (c)	14,000	14,674
5.25% 04/01/44 (c)	5,000	5,815
Virginia Electric & Power Co.
4.00% 11/15/46 (c)	31,000	34,296
Visa Inc.
3.15% 12/14/25 (c)	18,000	19,042
4.30% 12/14/45 (c)	14,000	17,252
Vistra Operations Company LLC
3.55% 07/15/24 (c)(i)	68,000	69,166
Vodafone Group PLC
4.38% 05/30/28 (c)	25,000	27,710
5.25% 05/30/48 (c)	12,000	14,435
Vornado Realty LP
3.50% 01/15/25 (c)	14,000	14,609
Vulcan Materials Co.
3.90% 04/01/27 (c)	6,000	6,343
Walmart Inc.
3.63% 12/15/47 (c)	14,000	15,512
3.70% 06/26/28 (c)	29,000	31,965
3.95% 06/28/38 (c)	14,000	16,271
4.05% 06/29/48 (c)	16,000	19,006
WEC Energy Group Inc.
3.55% 06/15/25 (c)	45,000	47,772

	Principal Amount ($)	Fair Value $
Wells Fargo & Co.
3.90% 05/01/45 (c)	5,000	5,675
4.15% 01/24/29 (c)	57,000	63,676
4.75% 12/07/46 (c)	77,000	92,706
Wells Fargo & Co. (2.88% fixed rate until 10/30/29; 1.17% + 3 month USD LIBOR thereafter)
2.88% 10/30/30 (c)(d)	14,000	14,107
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20% 06/17/27 (c)(d)	75,000	77,792
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88% 12/29/49 (c)(d)	41,000	45,922
Wells Fargo & Co. 3.77% + 3 month USD LIBOR
5.66% 03/29/49 (c)(d)	24,000	24,328
Western Midstream Operating LP
4.00% 07/01/22 (c)	49,000	50,354
5.38% 06/01/21 (c)	46,000	47,345
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11% 07/24/34 (c)(d)	31,000	32,575
Willis North America Inc.
3.60% 05/15/24 (c)	22,000	23,019
WPP Finance 2010
3.75% 09/19/24 (c)	24,000	25,299
WRKCo Inc.
3.00% 09/15/24 (c)	17,000	17,353
Xilinx Inc.
2.95% 06/01/24 (c)	14,000	14,399
Zoetis Inc.
3.00% 09/12/27 (c)	7,000	7,187
3.90% 08/20/28 (c)	17,000	18,439

		21,154,431

Non-Agency Collateralized Mortgage Obligations -1.2%
Banc of America Commercial Mortgage Trust 2016-UBS10
4.91% 07/15/49 (c)(d)	82,000	87,829
BANK 2018-BNK11
4.36% 03/15/61 (c)(d)	35,000	38,236
BANK 2019-BNK17
4.52% 04/15/52 (c)(d)	34,000	36,421

See Notes to Schedules of Investments and Notes to Financial Statements.

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	Principal Amount ($)	Fair Value $

BX Commercial Mortgage Trust 2018-IND 0.75% + 1 month USD LIBOR
2.49% 11/15/35 (c)(d)(i)	91,295	91,216
Cantor Commercial Real Estate Lending 2019-CF3
3.01% 01/15/53 (c)	277,000	284,213
CD 2019-CD8 Mortgage Trust
2.91% 08/15/57 (c)	246,000	250,938
Citigroup Commercial Mortgage Trust 2015-GC33
3.78% 09/10/58 (c)	100,000	106,881
Citigroup Commercial Mortgage Trust 2016-P5
2.94% 10/10/49 (c)	90,682	92,942
Citigroup Commercial Mortgage Trust 2016-P6
3.72% 12/10/49 (c)(d)	119,583	128,512
4.03% 12/10/49 (c)(d)	78,331	84,024
Citigroup Commercial Mortgage Trust 2018-C5
4.51% 06/10/51 (c)(d)	64,000	69,960
COMM 2014-CR14 Mortgage Trust
4.53% 02/10/47 (c)(d)	55,000	58,947
GS Mortgage Securities Trust 2016-GS3
2.85% 10/10/49 (c)	72,000	73,694
GS Mortgage Securities Trust 2017-GS5
3.67% 03/10/50 (c)	240,062	257,183
GS Mortgage Securities Trust 2017-GS8
3.47% 11/10/50 (c)	184,426	194,835
GS Mortgage Securities Trust 2018-GS9
4.14% 03/10/51 (c)(d)	73,000	78,735
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.04% 07/15/45 (c)(d)	25,000	26,268
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.67% 11/15/48 (c)(d)	71,000	74,621
MASTR Alternative Loan Trust 2003-5
5.00% 08/25/18 (c)(f)	232	8
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.90% 03/15/48 (c)(d)(f)	822,326	29,660
Morgan Stanley Capital I Trust 2006-IQ11
6.07% 10/15/42 (c)(d)	32,270	32,903

	Principal Amount ($)	Fair Value $
UBS Commercial Mortgage Trust 2018-C12
4.79% 08/15/51 (c)(d)	54,000	59,680
Wells Fargo Commercial Mortgage Trust 2015-C26
1.21% 02/15/48 (c)(d)(f)	837,291	42,271
Wells Fargo Commercial Mortgage Trust 2019-C50
4.35% 05/15/52 (c)	45,000	47,140
WFRBS Commercial Mortgage Trust 2013-C17
4.26% 12/15/46 (c)	55,000	58,308
WFRBS Commercial Mortgage Trust 2014-LC14
4.35% 03/15/47 (c)(d)	123,000	131,574

		2,436,999

Sovereign Bonds - 0.2%
Government of Colombia
2.63% 03/15/23 (c)	200,000	201,240
Government of Mexico
4.00% 10/02/23 (c)	24,000	25,292
4.75% 03/08/44 (c)	56,000	61,932
Government of Peru
5.63% 11/18/50 (c)	26,000	38,019
Government of Uruguay
5.10% 06/18/50	29,803	35,842

		362,325

Municipal Bonds and Notes - 0.1%
American Municipal Power Inc.
6.27% 02/15/50 (c)	25,000	33,397
Commonwealth of Massachusetts
2.90% 09/01/49	20,000	18,877
New Jersey Transportation Trust Fund Authority
6.88% 12/15/39 (c)	15,000	15,040
Port Authority of New York & New Jersey
4.46% 10/01/62 (c)	30,000	36,768
State of California
4.60% 04/01/38	50,000	55,400
State of Illinois
5.10% 06/01/33	25,000	26,951
The University of Texas System
3.35% 08/15/47 (c)	25,000	26,039

		212,472

Total Bonds and Notes (Cost $64,450,999)		66,741,741

See Notes to Schedules of Investments and Notes to Financial Statements.

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	Number of Shares	Fair Value $

Exchange Traded & Mutual Funds - 26.6%
State Street Global Equity ex-U.S. Index Portfolio (Cost $47,921,772) (k)	4,975,074	53,034,284

Total Investments in Securities (Cost $163,136,044)		190,272,380

Short-Term Investments - 11.8%
Dreyfus Treasury Cash Management - Institutional Shares 1.51% (c)(h)	2,789,006	2,789,006
State Street Institutional Treasury Money Market Fund - Premier Class 1.52% (c)(h)(k)	8,797,356	8,797,356
State Street Institutional Treasury Plus Fund - Premier Class 1.54% (c)(h)(k)	2,789,007	2,789,007

	Number of Shares	Fair Value $
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.57% (c)(h)(k)	9,178,722	9,178,722

Total Short-Term Investments (Cost $23,554,091)		23,554,091

Total Investments (Cost $186,690,135)		213,826,471

Liabilities in Excess of Other Assets, net - (7.4)%		(14,815,923)

NET ASSETS - 100.0%		199,010,548

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America Investment Grade Index	Intercontinental Exchange	$273	1.00%/ Quarterly	06/20/24	$(7,120)	$(4,756)	$(2,364)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$2,386	5.00%/ Quarterly	06/20/24	$235,726	$135,724	$100,002

							$97,638

See Notes to Schedules of Investments and Notes to Financial Statements.

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Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/ Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation

CME Group, Inc.	$2,750	Pays/Quarterly	3 Month U.S. Dollar LIBOR	3.05%	11/19/21	$(69,141)	$—	$(69,141)
CME Group, Inc.	2,751	Pays/Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	(69,387)	—	(69,387)

								$(138,528)

The Fund had the following long futures contracts open at December 31, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)

S&P 500 Emini Index Futures	March 2020	3	$477,019	$484,665	$7,646
Ultra Long-Term U.S. Treasury Bond Futures	March 2020	5	943,908	908,281	(35,627)
2 Yr. U.S. Treasury Notes Futures	March 2020	48	10,341,399	10,344,000	2,601
5 Yr. U.S. Treasury Notes Futures	March 2020	1	118,353	118,609	256
10 Yr. U.S. Treasury Notes Futures	March 2020	1	128,455	128,422	(33)

					$(25,157)

The Fund had the following short futures contracts open at December 31, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation

U.S. Long Bond Futures	March 2020	1	$(159,078)	$(155,906)	$3,172
10 Yr. U.S. Treasury Ultra Futures	March 2020	10	(1,421,388)	(1,407,031)	14,357

					$17,529

During the fiscal year ended December 31, 2019 average notional values related to derivative contracts were as follows:

	Purchased Put Options	Written Put Options	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts	Interest Rate Swap Contracts

Average Notional Value	$986	$99	$15,063,387	$1,975,530	$2,274,408	$5,500,423

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)

State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(c)	At December 31, 2019, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBAs.
(d)

Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(f)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

See Notes to Schedules of Investments and Notes to Financial Statements.

44	Elfun Diversified Fund

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Schedule of Investments, continued — December 31, 2019

(g)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(h)	Coupon amount represents effective yield.
(i)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, these securities amounted to $2,825,937 or 1.42% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees .

(j)	Step coupon bond.
(k)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of December 31, 2019.
*	Less than 0.05%.
**	Amount is less than $0.50.

Abbreviations:

CMT - Constant Maturity Treasury

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

STRIPS - Separate Trading of Registered Interest and Principal of Security

TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2019:

Fund	Investments	Level 1	Level 2	Level 3	Total

Elfun Diversified Fund	Investments in Securities

	Domestic Equity	$68,800,800	$—	$—	$68,800,800

	Foreign Equity	1,695,555	—	—	1,695,555

	U.S. Treasuries	—	14,234,195	—	14,234,195

	Agency Mortgage Backed	—	25,891,810	—	25,891,810

	Agency Collateralized Mortgage Obligations	—	654,800	—	654,800

	Asset Backed	—	1,794,709	—	1,794,709

	Corporate Notes	—	21,154,431	—	21,154,431

	Non-Agency Collateralized Mortgage Obligations	—	2,436,999	—	2,436,999

	Sovereign Bonds	—	362,325	—	362,325

	Municipal Bonds and Notes	—	212,472	—	212,472

	Exchange Traded & Mutual Funds	53,034,284	—	—	53,034,284

	Short-Term Investments	23,554,091	—	—	23,554,091

	Total Investments in Securities	$147,084,730	$66,741,741	$—	$213,826,471

	Other Financial Instruments

	Credit Default Swap Contracts - Unrealized Appreciation	$—	$100,002	$—	$100,002

	Credit Default Swap Contracts - Unrealized Depreciation	—	(2,364)	—	(2,364)

	Interest Rate Swap Contracts - Unrealized Depreciation	—	(138,528)	—	(138,528)

	Long Futures Contracts - Unrealized Appreciation	10,503	—	—	10,503

	Long Futures Contracts - Unrealized Depreciation	(35,660)	—	—	(35,660)

	Short Futures Contracts - Unrealized Appreciation	17,529	—	—	17,529

	Total Other Financial Instruments	$(7,628)	$(40,890)	$—	$(48,518)

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	45

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2019

The Fund was invested in the following countries/territories at December 31, 2019 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	97.87%
United Kingdom	0.43%
Ireland	0.42%
Canada	0.24%
Netherlands	0.14%
Switzerland	0.15%
Japan	0.12%
Luxembourg	0.10%
Mexico	0.10%
Colombia	0.09%
Spain	0.08%
Australia	0.05%
Bermuda	0.04%

Country/Territory	Percentage (based on Fair Value)
Germany	0.04%
Jersey	0.03%
France	0.03%
Peru	0.02%
Uruguay	0.02%
India	0.01%
Norway	0.01%
China	0.01%
Brazil	0.00%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at December 31, 2019 (unaudited):

Industry	Domestic	Foreign	Total
Exchange Traded Funds	24.80%	0.00%	24.80%
Systems Software	1.72%	0.00%	1.72%
Technology Hardware, Storage & Peripherals	1.63%	0.01%	1.64%
Interactive Media & Services	1.62%	0.00%	1.62%
Pharmaceuticals	1.52%	0.00%	1.52%
Diversified Banks	1.48%	0.00%	1.48%
Data Processing & Outsourced Services	1.34%	0.00%	1.34%
Semiconductors	1.23%	0.00%	1.23%
Healthcare Equipment	0.93%	0.18%	1.11%
Internet & Direct Marketing Retail	1.10%	0.00%	1.10%
Aerospace & Defense	0.80%	0.00%	0.80%
Integrated Oil & Gas	0.69%	0.00%	0.69%
Electric Utilities	0.67%	0.00%	0.67%
Integrated Telecommunication Services	0.66%	0.00%	0.66%
Biotechnology	0.66%	0.00%	0.66%
Application Software	0.60%	0.00%	0.60%
Household Products	0.56%	0.00%	0.56%
Managed Healthcare	0.55%	0.00%	0.55%
Multi-Sector Holdings	0.54%	0.00%	0.54%
Soft Drinks	0.53%	0.00%	0.53%
Movies & Entertainment	0.51%	0.00%	0.51%
Industrial Conglomerates	0.45%	0.00%	0.45%
Specialized REITs	0.42%	0.00%	0.42%
Home Improvement Retail	0.41%	0.00%	0.41%
IT Consulting & Other Services	0.23%	0.17%	0.40%
Regional Banks	0.39%	0.00%	0.39%
Restaurants	0.39%	0.00%	0.39%
Hypermarkets & Super Centers	0.37%	0.00%	0.37%
Financial Exchanges & Data	0.36%	0.00%	0.36%
Cable & Satellite	0.36%	0.00%	0.36%
Multi-Utilities	0.35%	0.00%	0.35%
Packaged Foods & Meats	0.34%	0.00%	0.34%
Life Sciences Tools & Services	0.34%	0.00%	0.34%
Communications Equipment	0.32%	0.00%	0.32%

See Notes to Schedules of Investments and Notes to Financial Statements.

46	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2019

Industry	Domestic	Foreign	Total
Oil & Gas Exploration & Production	0.31%	0.00%	0.31%
Railroads	0.30%	0.00%	0.30%
Property & Casualty Insurance	0.28%	0.00%	0.28%
Industrial Machinery	0.27%	0.01%	0.28%
Tobacco	0.28%	0.00%	0.28%
Asset Management & Custody Banks	0.27%	0.00%	0.27%
Specialty Chemicals	0.26%	0.00%	0.26%
Investment Banking & Brokerage	0.26%	0.00%	0.26%
Healthcare Services	0.26%	0.00%	0.26%
Consumer Finance	0.22%	0.00%	0.22%
Industrial Gases	0.06%	0.15%	0.21%
Life & Health Insurance	0.19%	0.00%	0.19%
Construction Machinery & Heavy Trucks	0.19%	0.00%	0.19%
Insurance Brokers	0.09%	0.09%	0.18%
Air Freight & Logistics	0.17%	0.00%	0.17%
Oil & Gas Refining & Marketing	0.17%	0.00%	0.17%
Electrical Components & Equipment	0.16%	0.00%	0.16%
Hotels, Resorts & Cruise Lines	0.16%	0.00%	0.16%
Semiconductor Equipment	0.16%	0.00%	0.16%
General Merchandise Stores	0.16%	0.00%	0.16%
Footwear	0.16%	0.00%	0.16%
Apparel Retail	0.15%	0.00%	0.15%
Oil & Gas Equipment & Services	0.13%	0.01%	0.14%
Residential REITs	0.14%	0.00%	0.14%
Oil & Gas Storage & Transportation	0.13%	0.00%	0.13%
Airlines	0.12%	0.00%	0.12%
Retail REITs	0.12%	0.00%	0.12%
Interactive Home Entertainment	0.11%	0.00%	0.11%
Automotive Retail	0.11%	0.00%	0.11%
Automobile Manufacturers	0.10%	0.00%	0.10%
Research & Consulting Services	0.06%	0.04%	0.10%
Paper Packaging	0.06%	0.03%	0.09%
Building Products	0.08%	0.01%	0.09%
Multi-Line Insurance	0.09%	0.00%	0.09%
Apparel, Accessories & Luxury Goods	0.08%	0.01%	0.09%
Health Care REITs	0.09%	0.00%	0.09%
Environmental & Facilities Services	0.08%	0.00%	0.08%
Industrial REITs	0.08%	0.00%	0.08%
Commodity Chemicals	0.08%	0.00%	0.08%
Healthcare Distributors	0.07%	0.00%	0.07%
Broadcasting	0.07%	0.00%	0.07%
Office REITs	0.07%	0.00%	0.07%
Home Building	0.07%	0.00%	0.07%
Agricultural & Farm Machinery	0.07%	0.00%	0.07%
Casinos & Gaming	0.07%	0.00%	0.07%
Electronic Components	0.07%	0.00%	0.07%
Fertilizers & Agricultural Chemicals	0.07%	0.00%	0.07%
Healthcare Facilities	0.06%	0.00%	0.06%
Trading Companies & Distributors	0.06%	0.00%	0.06%
Personal Products	0.06%	0.00%	0.06%
Healthcare Supplies	0.06%	0.00%	0.06%
Drug Retail	0.06%	0.00%	0.06%
Distillers & Vintners	0.05%	0.00%	0.05%
Food Distributors	0.05%	0.00%	0.05%

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	47

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2019

Industry	Domestic	Foreign	Total
Diversified Support Services	0.05%	0.00%	0.05%
Specialty Stores	0.05%	0.00%	0.05%
Electronic Manufacturing Services	0.01%	0.04%	0.05%
Construction Materials	0.05%	0.00%	0.05%
Electronic Equipment & Instruments	0.05%	0.00%	0.05%
Gold	0.04%	0.00%	0.04%
Auto Parts & Equipment	0.01%	0.03%	0.04%
Internet Services & Infrastructure	0.04%	0.00%	0.04%
Distributors	0.03%	0.00%	0.03%
Agricultural Products	0.03%	0.00%	0.03%
Advertising	0.03%	0.00%	0.03%
Food Retail	0.03%	0.00%	0.03%
Wireless Telecommunication Services	0.03%	0.00%	0.03%
Healthcare Technology	0.03%	0.00%	0.03%
Water Utilities	0.03%	0.00%	0.03%
Independent Power Producers & Energy Traders	0.03%	0.00%	0.03%
Metal & Glass Containers	0.03%	0.00%	0.03%
Real Estate Services	0.03%	0.00%	0.03%
Trucking	0.03%	0.00%	0.03%
Computer & Electronics Retail	0.03%	0.00%	0.03%
Technology Distributors	0.02%	0.00%	0.02%
Department Stores	0.02%	0.00%	0.02%
Copper	0.02%	0.00%	0.02%
Steel	0.02%	0.00%	0.02%
Construction & Engineering	0.02%	0.00%	0.02%
Home Furnishings	0.02%	0.00%	0.02%
Consumer Electronics	0.02%	0.00%	0.02%
Hotel & Resort REITs	0.02%	0.00%	0.02%
Alternative Carriers	0.02%	0.00%	0.02%
Gas Utilities	0.02%	0.00%	0.02%
Leisure Products	0.01%	0.00%	0.01%
Reinsurance	0.00%	0.01%	0.01%
Diversified Chemicals	0.01%	0.00%	0.01%
Brewers	0.01%	0.00%	0.01%
Household Appliances	0.01%	0.00%	0.01%
Publishing	0.01%	0.00%	0.01%
Housewares & Specialties	0.01%	0.00%	0.01%
Motorcycle Manufacturers	0.01%	0.00%	0.01%
Human Resource & Employment Services	0.01%	0.00%	0.01%
Oil & Gas Drilling	0.01%	0.00%	0.01%
Specialized Consumer Services	0.01%	0.00%	0.01%

			57.77%

See Notes to Schedules of Investments and Notes to Financial Statements.

48	Elfun Diversified Fund

Elfun Diversified Fund

Schedule of Investments, continued — December 31, 2019

Sector	Percentage (based on Fair Value)
Agency Mortgage Backed	12.11%
Corporate Notes	9.89%
U.S. Treasuries	6.66%
Non-Agency Collateralized Mortgage Obligations	1.14%
Asset Backed	0.84%
Agency Collateralized Mortgage Obligations	0.30%
Sovereign Bonds	0.17%
Municipal Bonds and Notes	0.10%

31.21%

Sector	Percentage (based on Fair Value)
Short-Term Investments
Short-Term Investments	11.02%

11.02%

100.00%

Affiliate Table

	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Corp.	1,195	$75,369	$—	$12,938	$(3,478)	$18,882	984	$77,835	$2,063
State Street Global Equity ex-U.S. Index Portfolio	5,315,594	47,946,658	1,924,695	5,300,000	231,801	8,231,130	4,975,074	53,034,284	1,524,695
State Street Institutional Treasury Money Market Fund - Premier Class	5,935,188	5,935,188	20,322,557	17,460,389	—	—	8,797,356	8,797,356	178,199
State Street Institutional Treasury Plus Fund - Premier Class	2,640,921	2,640,921	4,124,391	3,976,305	—	—	2,789,007	2,789,007	70,836
State Street Institutional U.S. Government Money Market Fund - Class G Shares	5,945,053	5,945,053	29,007,935	25,774,266	—	—	9,178,722	9,178,722	190,388

TOTAL		$62,543,189	$55,379,578	$52,523,898	$228,323	$8,250,012		$73,877,204	$1,966,181

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Diversified Fund	49

Elfun Tax-Exempt Income Fund

Management’s Discussion of Fund Performance — December 31, 2019 (Unaudited)

The Elfun Tax-Exempt Income Fund (the “Fund”) seeks to provide as high a level of current interest income exempt from federal income taxation as is available from a concentration of investments in municipal bonds consistent with prudent investment management and the preservation of capital. The Fund’s benchmark is the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”).

For the 12-month period ended December 31, 2019 (the “Reporting Period”), the total return for the Fund was 7.13% and the Index was 7.54%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The tax-exempt market outperformed Treasuries in 2019 as a result of a strong rally in rates coupled with record inflows and slow issuance in the beginning of the year. The tax-exempt market started the year cheap to treasuries but as we moved into the spring, tax-exempt municipals outperformed Treasuries. Ratios reached multi-year lows by the middle of the summer making the tax-exempt market rich.

During the past year, performance of the Fund was influenced by both its defensive credit profile and the Fund’s curve positioning which resulted in shorter duration than the Index for the first half of the year. The Fund was positioned for a narrowing between short and long-term yields using a barbell approach with significant overweight in the front-end of the curve and an overweight in the long-end to help maintain maximum tax-exempt income. Although these factors were constructive for the beginning of the year, the strong performance in the 10 year portion of the yield curve combined with significant curve flattening, with short duration yields rising, diminished the Fund’s performance relative to the Index.

We extended the Fund’s duration during the latter half of the year and repositioned portfolio holdings to realign curve positioning by reducing the short duration overweight.

The Fund did not invest in derivatives during the Reporting Period.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

50	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund

Understanding Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2019.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return	$1,000.00	$1,000.00
Beginning Account Value July 1, 2019	$1,021.40	$1,024.20
Ending Account Value December 31, 2019	$1.02	$1.02

*

Expenses are equal to the Fund’s annualized expense ratio of 0.20% (for the period July 1, 2019-December 31, 2019), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Elfun Tax-Exempt Income Fund	51

Elfun Tax-Exempt Income Fund

Performance Summary — December 31, 2019 (Unaudited)

Quality Ratings

as of December 31, 2019 as a % of Fair Value (a)(b)

Moody’s / S&P / Rating*	Percentage of Fair Value
Aaa / AAA	18.02%

Aa / AA	48.01%

A / A	24.06%

Baa / BBB	6.58%

NR / Other	3.33%

100.00%

Sector Allocation

Portfolio Composition as a % of Fair Value of $1,370,530 (in thousands) as of December 31, 2019 (a)(b)

Average Annual Total Return for the Periods Ended December 31, 2019

(Inception date: 01/01/80)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
Elfun Tax-Exempt Income Fund	7.13%	3.24%	4.11%	$14,958

Bloomberg Barclays U.S. Municipal Bond Index	7.54%	3.53%	4.34%	$15,295

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund - Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

*

Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standard of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. (“SSGA FM”) develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

52	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund

Performance Summary, continued — December 31, 2019 (Unaudited)

Elfun Tax-Exempt Income Fund	53

Elfun Tax-Exempt Income Fund

Schedule of Investments — December 31, 2019

	Principal Amount ($)	Fair Value $

Municipal Bonds and Notes - 98.2%†
Alaska - 0.2%
Alaska Housing Finance Corp.
5.00% 12/01/27 (a)	2,115,000	2,310,722
5.00% 12/01/27	385,000	417,536

		2,728,258

Arizona - 2.1%
Maricopa County Industrial Development Authority 4.00% 01/01/41	3,000,000	3,316,410
Phoenix Civic Improvement Corp. 5.00% 07/01/33	3,100,000	3,850,200
Phoenix Civic Improvement Corp. (NPFG Insured) 5.50% 07/01/23 - 07/01/24 (b)	7,260,000	8,495,668
Salt River Project Agricultural Improvement & Power District 5.00% 12/01/21	7,500,000	7,769,250
University of Arizona 5.00% 06/01/46	5,000,000	5,859,950

		29,291,478

Arkansas - 0.3%
University of Arkansas 5.00% 11/01/46 - 11/01/47	3,580,000	4,252,741

		4,252,741

California - 11.1%
California Educational Facilities Authority 6.13% 10/01/36 (a)	1,500,000	1,634,654
California Health Facilities Financing Authority
5.00% 11/15/39 - 11/15/49	6,315,000	7,430,236
5.50% 08/15/26 (a)	5,000,000	5,141,700
California State Department of Water Resources
5.00% 05/01/21 - 12/01/29	14,700,000	16,597,955
5.00% 12/01/21 (c)	5,000	5,384
5.00% 12/01/29 (a)	30,000	35,753
California State Public Works Board
5.00% 10/01/28	1,500,000	1,599,390
5.13% 10/01/31	2,000,000	2,136,820
5.25% 09/01/29	10,160,000	11,597,843
California State University 4.00% 11/01/45	5,900,000	6,446,340
City of Los Angeles Wastewater System Revenue 5.00% 06/01/43	10,000,000	12,269,800

	Principal Amount ($)	Fair Value $
Fresno Unified School District 4.00% 08/01/47	5,000,000	5,346,200
Los Angeles Department of Water & Power Power System Revenue 5.00% 07/01/48	5,500,000	6,719,350
Mount San Antonio Community College District 4.00% 08/01/49	3,000,000	3,420,390
San Diego Community College District 5.00% 08/01/41 (a)	10,000,000	10,650,600
San Francisco City & County Airport Commission-San Francisco International Airport 5.00% 05/01/49	10,000,000	12,317,300
State of California
4.00% 04/01/49	700,000	794,654
5.00% 02/01/31 - 08/01/46	21,720,000	24,627,607
5.25% 04/01/35 - 11/01/40	12,750,000	13,344,283
University of California 5.00% 05/15/38 - 05/15/48	9,000,000	10,549,660

		152,665,919

Colorado - 2.4%
Colorado Health Facilities Authority
4.00% 08/01/49	5,100,000	5,422,524
5.00% 06/01/47 (a)	1,750,000	2,200,415
Metro Wastewater Reclamation District 5.00% 04/01/27 (a)	1,730,000	1,881,167
Regional Transportation District
4.25% 11/01/36	3,405,000	4,383,325
5.00% 11/01/27 - 11/01/29	13,760,000	16,823,609
5.38% 06/01/31	2,500,000	2,540,650

		33,251,690

Connecticut - 4.7%
Connecticut State Health & Educational Facility Authority
5.00% 07/01/40 (a)	6,775,000	6,905,961
5.00% 07/01/46	6,500,000	7,498,530
South Central Connecticut Regional Water Authority 5.00% 08/01/27 - 08/01/28	2,195,000	2,476,078
State of Connecticut
4.00% 08/01/33	1,000,000	1,096,250
5.00% 01/01/22 - 05/01/37	15,600,000	17,486,352
5.00% 01/15/27 (d)	1,000,000	1,223,760

See Notes to Schedules of Investments and Notes to Financial Statements.

54	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

State of Connecticut Special Tax Revenue 5.00% 10/01/27 - 10/01/36	23,325,000	26,589,606
Town of Fairfield 5.00% 08/01/21	1,000,000	1,063,100

		64,339,637

Delaware - 1.1%
Delaware State Health Facilities Authority 5.00% 10/01/40	6,300,000	6,461,532
Delaware Transportation Authority 5.00% 06/01/45	6,680,000	7,609,455
State of Delaware
5.00% 07/01/28 (a)	825,000	840,947
5.00% 07/01/28	175,000	178,348

		15,090,282

District of Columbia - 2.8%
District of Columbia
4.00% 10/15/39 - 10/15/44	9,485,000	10,739,231
5.00% 06/01/38 - 04/01/42	7,430,000	8,669,701
5.00% 04/01/42 (a)	1,820,000	2,267,010
District of Columbia Water & Sewer Authority Rev., Series 2019 B, 5.00% 10/01/27	1,000,000	1,261,350
Metropolitan Washington Airports Authority Dulles Toll Road Revenue 5.00% 10/01/44	5,000,000	6,037,400
Washington Metropolitan Area Transit Authority 5.00% 07/01/34 - 07/01/43	8,375,000	10,117,063

		39,091,755

Florida - 1.6%
City of Tampa Water & Wastewater System Revenue 5.00% 10/01/27	8,560,000	9,117,941
County of Broward FL Airport System Revenue Rev., Series 2019 A, 5.00% 10/01/28	800,000	1,002,368
County of Miami-Dade FL Water & Sewer System Revenue 5.00% 10/01/43	5,000,000	6,091,250
Martin County Health Facilities Authority 4.00% 01/01/46 (d)	5,000,000	5,534,300

		21,745,859

	Principal Amount ($)	Fair Value $
Georgia - 6.2%
Atlanta Development Authority 5.25% 07/01/40	8,925,000	10,469,382
City of Atlanta Department of Aviation 5.00% 01/01/25 - 01/01/34	18,500,000	19,999,755
City of Atlanta Water & Wastewater Revenue
5.00% 11/01/41	5,000,000	6,076,100
5.25% 11/01/30	5,690,000	6,509,303
City of Atlanta Water & Wastewater Revenue (AGMC Insured) 5.75% 11/01/27 - 11/01/30 (b)	9,500,000	12,922,215
Gwinnett County Development Authority 5.00% 07/01/37 - 07/01/40	9,325,000	11,178,219
Municipal Electric Authority of Georgia 5.00% 01/01/35	5,500,000	6,192,450
State of Georgia 4.00% 07/01/36	10,000,000	11,491,800

		84,839,224

Hawaii - 1.8%
City & County Honolulu HI Wastewater System Revenue, Rev., Series 2019 A, 4.00% 07/01/25 - 07/01/26	2,615,000	3,011,591
State of Hawaii 5.00% 01/01/36	4,850,000	6,084,713
State of Hawaii Airports System Revenue 5.25% 07/01/24	15,800,000	16,124,058

		25,220,362

Illinois - 5.2%
City of Chicago O’Hare International Airport Revenue
5.00% 01/01/46 - 01/01/48	7,000,000	8,348,980
5.25% 01/01/42	8,000,000	9,545,280
5.63% 01/01/35 (a)	4,035,000	4,215,082
5.63% 01/01/35	965,000	1,005,414
5.75% 01/01/39 (a)	9,655,000	10,097,778
5.75% 01/01/39	1,845,000	1,923,616
Metropolitan Pier & Exposition Authority (NPFG Insured)
5.65% 06/15/22 (b)(c)	785,000	869,610
5.65% 06/15/22 (b)	3,520,000	3,833,456

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Tax-Exempt Income Fund	55

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

Southwestern Illinois Development Authority (NPFG Insured)
5.00% 10/01/21 (b)(c)	195,000	207,927
5.00% 10/01/21 (b)	3,805,000	4,042,204
State of Illinois
4.00% 09/01/27	170,000	170,180
5.00% 11/01/23 - 03/01/31	24,690,000	27,285,207

		71,544,734

Indiana - 0.5%
Indianapolis Local Public Improvement Bond Bank 4.00% 02/01/44	6,500,000	7,255,820

Kentucky - 2.1%
Kentucky State Property & Building Commission 5.00% 02/01/33 - 04/01/37	11,705,000	13,676,018
Louisville & Jefferson County Metropolitan Sewer District 5.00% 05/15/30	14,340,000	15,320,283

		28,996,301

Louisiana - 0.0%*
Louisiana Public Facilities Authority 5.00% 05/15/47 (a)	10,000	12,138

Maine - 0.2%
Maine Health & Higher Educational Facilities Authority
5.25% 07/01/21 (a)	315,000	321,237
5.25% 07/01/21	1,475,000	1,504,294
Maine Turnpike Authority 5.00% 07/01/42	1,000,000	1,087,900

		2,913,431

Maryland - 3.0%
City of Baltimore 5.00% 07/01/38 - 07/01/46	23,375,000	26,935,114
County of Prince George’s
5.00% 09/15/24	3,450,000	3,674,664
5.00% 09/15/25 (a)	5,340,000	5,694,416
Maryland Economic Development Corp. 5.75% 06/01/35 (a)	3,000,000	3,057,390
Maryland Health & Higher Educational Facilities Authority 5.00% 07/01/34 - 08/15/41	1,355,000	1,418,482

		40,780,066

	Principal Amount ($)	Fair Value $
Massachusetts - 4.2%
Commonwealth of Massachusetts
4.00% 05/01/44	3,045,000	3,398,190
5.00% 03/01/46	7,000,000	7,890,820
5.25% 09/01/43 - 01/01/44	17,825,000	22,305,516
Massachusetts Department of Transportation 5.00% 01/01/37	10,000,000	10,000,000
Massachusetts Development Finance Agency 4.00% 06/01/49	1,000,000	1,060,800
Massachusetts School Building Authority 5.00% 08/15/28	5,000,000	5,493,150
Massachusetts Water Resources Authority
5.00% 08/01/32	4,140,000	4,678,738
5.00% 08/01/41 (a)	3,000,000	3,180,060

		58,007,274

Michigan - 1.4%
Lansing Board of Water & Light 5.00% 07/01/37 (a)	3,500,000	3,696,420
Michigan Finance Authority
4.00% 02/15/39	500,000	569,280
5.00% 12/01/47 (a)	4,000,000	4,439,600
5.00% 11/15/48	3,500,000	4,218,375
State of Michigan 5.00% 03/15/27	4,415,000	5,507,624
University of Michigan Revenue 5.00% 04/01/46	1,000,000	1,173,800

		19,605,099

Minnesota - 1.2%
City of Minneapolis 4.00% 11/15/48	1,000,000	1,102,050
City of Rochester 4.00% 11/15/48	5,330,000	5,948,014
City of St. Cloud 5.00% 05/01/48	2,000,000	2,413,560
Housing & Redevelopment Authority of The City of Saint Paul Minnesota 4.00% 11/15/43	1,000,000	1,099,650
University of Minnesota 5.00% 09/01/39	4,350,000	5,300,910

		15,864,184

See Notes to Schedules of Investments and Notes to Financial Statements.

56	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

Missouri - 1.6%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District 5.00% 10/01/44	8,010,000	8,758,214
Health & Educational Facilities Authority of the State of Missouri 4.00% 11/15/48	2,200,000	2,399,430
Kansas City Sanitary Sewer System Revenue 4.00% 01/01/40	1,725,000	1,864,363
Metropolitan St. Louis Sewer District 5.00% 05/01/45 - 05/01/46	3,000,000	3,490,365
Missouri Highway & Transportation Commission 5.00% 05/01/21	4,610,000	4,669,792
Missouri State Environmental Improvement & Energy Resources Authority 5.00% 01/01/24	525,000	526,596

		21,708,760

Nevada - 0.5%
Clark County School District (AGMC Insured) GO, Series 2019 B, (AGM Insured) 5.00% 06/15/27 (b)	5,000,000	6,179,850

New Jersey - 6.2%
New Jersey Economic Development Authority
5.00% 06/15/41 - 06/15/43	11,750,000	13,331,042
5.25% 06/15/40 (a)	220,000	266,092
5.25% 06/15/40	3,780,000	4,268,414
New Jersey Educational Facilities Authority 5.50% 09/01/30 - 09/01/33	14,700,000	17,299,789
New Jersey Health Care Facilities Financing Authority (AGMC Insured) 4.13% 07/01/38 (b)	6,215,000	6,655,395
New Jersey State Turnpike Authority
5.00% 01/01/33 - 01/01/45	15,400,000	17,870,241
5.00% 01/01/38 (a)	4,000,000	4,388,000
New Jersey Transportation Trust Fund Authority
5.00% 12/15/34 - 06/15/45	7,250,000	8,337,573
5.25% 06/15/36	7,350,000	7,705,446

	Principal Amount ($)	Fair Value $
New Jersey Turnpike Authority 4.00% 01/01/48	5,000,000	5,624,050

		85,746,042

New Mexico - 0.1%
New Mexico Finance Authority 5.00% 06/15/23	1,750,000	1,780,380

New York - 11.0%
City of New York 5.00% 08/01/26 - 04/01/43	7,500,000	9,085,545
Hudson Yards Infrastructure Corp.
4.00% 02/15/44	5,830,000	6,429,849
5.00% 02/15/39 - 02/15/45	11,000,000	13,088,980
Metropolitan Transportation Authority 5.00% 11/15/29 - 11/15/37	7,960,000	9,047,100
Metropolitan Transportation Authority (AGMC Insured) Class B 4.00% 11/15/49 (b)	5,000,000	5,556,300
New York City Transitional Finance Authority Building Aid Revenue 5.00% 07/15/36	6,000,000	7,396,620
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00% 11/01/42 - 11/01/45	7,000,000	7,859,610
5.00% 11/01/21 - 02/01/43	32,500,000	36,093,025
New York City Water & Sewer System
4.00% 06/15/49	1,000,000	1,127,140
5.00% 06/15/49	6,460,000	7,806,070
New York Liberty Development Corp. 5.00% 11/15/44	5,000,000	5,301,600
New York State Dormitory Authority
4.00% 08/01/38 - 07/01/41	6,655,000	7,493,848
4.00% 02/15/47 (d)	3,000,000	3,368,130
5.00% 03/15/45 - 07/01/46	16,500,000	19,886,040
6.00% 07/01/40 (a)	2,000,000	2,048,700
Port Authority of New York & New Jersey 5.00% 11/15/47 - 09/01/48	6,500,000	7,843,540
Westchester County Healthcare Corp.
6.13% 11/01/37 (a)	2,220,000	2,312,951
6.13% 11/01/37	280,000	290,699

		152,035,747

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Tax-Exempt Income Fund	57

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

North Carolina - 1.3%
City of Charlotte 5.00% 06/01/23	4,320,000	4,389,595
City of Charlotte NC Airport Revenue 4.00% 07/01/44	2,500,000	2,823,150
North Carolina Capital Facilities Finance Agency 4.00% 10/01/44	2,000,000	2,198,160
State of North Carolina 4.75% 05/01/30 (a)	4,130,000	4,180,221
The University of North Carolina at Charlotte 5.00% 10/01/47	3,545,000	4,255,241

		17,846,367

Ohio - 5.2%
City of Columbus 5.00% 07/01/26 - 08/15/30 (a)	18,055,000	20,502,508
County of Franklin 5.00% 12/01/47	1,125,000	1,332,338
Cuyahoga Community College District 5.00% 08/01/26 (a)	1,800,000	1,805,544
Northeast Ohio Regional Sewer District
4.00% 11/15/43	7,550,000	8,429,499
5.00%11/15/38 (a)	12,000,000	13,559,520
Ohio State Turnpike Commission 5.25% 02/15/39	18,250,000	20,252,025
Ohio Water Development Authority Rev., Series 2006 A, 5.25% 12/01/34	1,400,000	1,932,868
University of Cincinnati 5.00% 06/01/45	3,500,000	4,157,860

		71,972,162

Oklahoma - 0.7%
Oklahoma Capital Improvement Authority
5.00% 07/01/28 - 07/01/29	5,000,000	5,757,350
Oklahoma Turnpike Authority 5.00% 01/01/28	3,500,000	3,630,025

		9,387,375

Oregon - 1.2%
Eugene Water Revenue 4.00% 08/01/45	1,000,000	1,088,080
Salem-Keizer School District No 24J 5.00% 06/15/37	10,000,000	12,400,700

	Principal Amount ($)	Fair Value $
State of Oregon GO, Series 2019 N, 5.00% 05/01/26	2,775,000	3,406,756

		16,895,536

Pennsylvania - 5.4%
Allegheny County Hospital Development Authority 4.00% 07/15/39	1,500,000	1,669,125
City of Philadelphia 5.00% 02/01/24 - 08/01/36	8,605,000	10,244,967
City of Philadelphia Water & Wastewater Revenue 5.00% 01/01/36 - 10/01/47	23,000,000	26,294,840
Delaware River Joint Toll Bridge Commission 5.00% 07/01/26	1,000,000	1,231,220
Delaware River Port Authority 5.00% 01/01/29 - 01/01/40	8,600,000	10,169,108
General Authority of Southcentral Pennsylvania 4.00% 06/01/49	3,015,000	3,329,585
Montgomery County Higher Education & Health Authority 4.00% 09/01/49	3,000,000	3,263,580
Pennsylvania Economic Development Financing Authority 4.00% 11/15/42	5,000,000	5,449,200
Pennsylvania Turnpike Commission 6.00% 12/01/34 (a)	12,000,000	12,534,254

		74,185,879

Rhode Island - 0.6%
Rhode Island Health & Educational Building Corp. 5.00% 09/01/43	5,000,000	5,562,400
Rhode Island Infrastructure Bank Water Pollution Control Revenue 5.00% 10/01/28	2,200,000	2,662,858

		8,225,258

South Carolina - 1.6%
Piedmont Municipal Power Agency 5.00% 01/01/25	2,315,000	2,477,212
Piedmont Municipal Power Agency (AGC Insured) 5.75% 01/01/34 (b)	5,500,000	5,841,495

See Notes to Schedules of Investments and Notes to Financial Statements.

58	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

South Carolina State Public Service Authority 5.00% 12/01/37 - 12/01/38	12,000,000	13,980,180

		22,298,887

Tennessee - 0.8%
City of Memphis 4.00% 06/01/46	5,000,000	5,424,150
County of Shelby 5.00% 03/01/21	3,500,000	3,521,840
The Metropolitan Nashville Airport Authority Rev., Series 2019 B, 5.00% 07/01/30	1,310,000	1,674,730

		10,620,720

Texas - 7.3%
City of Austin Airport System Revenue 5.00% 11/15/46	3,000,000	3,528,780
City of Austin Water & Wastewater System Revenue 5.00% 11/15/42	13,595,000	14,895,634
City of Dallas Waterworks & Sewer System Revenue 5.00% 10/01/46	3,550,000	4,236,038
City of Houston Utility System Revenue
5.00% 05/15/28 -11/15/33	10,470,000	11,416,309
5.25% 11/15/30 -11/15/31 (a)	12,000,000	12,433,560
Dallas/Fort Worth International Airport 5.25% 11/01/29	5,000,000	5,726,000
Harris County-Houston Sports Authority 5.00% 11/15/30	2,000,000	2,289,120
Lower Colorado River Authority 5.00% 05/15/44	2,000,000	2,362,140
North Texas Tollway Authority
5.00% 01/01/26 - 01/01/48	9,000,000	10,759,200
5.00% 09/01/31 (a)	3,500,000	3,721,025
6.00% 01/01/38 (a)	5,000,000	5,241,150
Texas Transportation Commission State Highway Fund 5.00% 04/01/23	10,750,000	12,075,582
The University of Texas System 5.00% 08/15/26	10,000,000	12,333,300

		101,017,838

	Principal Amount ($)	Fair Value $
Utah - 0.9%
Utah State Board of Regents 5.00% 11/01/30	4,000,000	4,126,640
Utah Transit Authority 5.00% 06/15/42 (a)	7,500,000	8,201,208

		12,327,848

Virginia - 1.7%
County of Fairfax 4.00% 10/01/35	6,645,000	7,723,550
University of Virginia 5.00% 04/01/47	6,000,000	7,220,640
Virginia Resources Authority
4.00% 11/01/41	5,585,000	6,232,525
5.00% 11/01/46	1,720,000	2,043,274

		23,219,989

Total Municipal Bonds and Notes (Cost $1,268,837,699)		1,352,944,890

Short-Term Investments - 1.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.57% (Cost $17,584,856) (e)(f)	17,584,856	17,584,856

Total Investments (Cost $1,286,422,555)		1,370,529,746

Other Assets and Liabilities, net - 0.5%		7,290,823

NET ASSETS – 100.0%		1,377,820,569

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)

Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.

(b)	The security is insured by AGC, AGMC, AMBAC, FGIC or NPFG. The Elfun Tax-Exempt Income Fund had no insurance concentrations of 5% or greater as of December 31, 2019 (as a percentage of net assets).

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Tax-Exempt Income Fund	59

Elfun Tax-Exempt Income Fund

Schedule of Investments, continued — December 31, 2019

(c)	Escrowed to maturity bonds are collateralized by U.S. Treasury securities which are held in escrow by a Trustee and are used to pay principal and interest on such bonds.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(e)	Coupon amount represents effective yield.
(f)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of December 31, 2019.
*	Less than 0.05%.

Abbreviations:

AGC - Assured Guaranty Corporation

AGMC - Assured Guaranty Municipal Company

AMBAC - American Municipal Bond Assurance Corporation

FGIC - Financial Guaranty Insurance Corporations

NPFG - National Public Finance Guaranty Corporation

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2019:

Fund	Investments	Level 1	Level 2	Level 3	Total

Elfun Tax-Exempt Income Fund	Investments in Securities

	Municipal Bonds and Notes	$—	$1,352,944,890	$—	$1,352,944,890

	Short-Term Investments	17,584,856	—	—	17,584,856

	Total Investments in Securities	$17,584,856	$1,352,944,890	$—	$1,370,529,746

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	12,476,076	$12,476,076	$279,474,140	$274,365,360	$—	$—	17,584,856	$17,584,856	$291,684

See Notes to Schedules of Investments and Notes to Financial Statements.

60	Elfun Tax-Exempt Income Fund

Elfun Income Fund

Management’s Discussion of Fund Performance — December 31, 2019 (Unaudited)

The Elfun Income Fund (the “Fund”) seeks to provide a high level of income consistent with prudent investment management and the preservation of capital. The Fund’s benchmark is the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”).

For the 12-month period ended December 31, 2019 (the “Reporting Period”), the total return for the Fund was 9.50% and the Index was 8.72%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Asset allocation and duration, which each had a positive impact, and security selection, which had a negative impact, were the primary drivers of Fund performance during the Reporting Period relative to the Index.

Reflecting our view that the credit and economic cycle would persist, which was bolstered by a new round of monetary stimulus, the Fund maintained an over-weight asset allocation to credit sectors during the Reporting Period. Largely in response to renewed monetary policy stimulus, credit spreads tightened over the Reporting Period. Credit performance versus duration-equivalent treasuries was positive over the Reporting Period, with investment-grade credit and high-yield strongly out-performing risk-free assets. As such, the Fund’s allocation to credit generated positive excess returns relative to the Index.

Over the course of the Reporting Period, the ten-year government interest rate decreased from 2.69% to 1.92%. During the third quarter of 2019, we felt that long-term rates were nearing a cyclical low, which turned out to be the case, as the ten-year government interest rate hit a low of 1.46%. During that period, we established a short duration position relative to the Index, positively impacting the Fund’s performance relative to the Index.

Security selection in the investment-grade credit allocation generated positive excess returns relative to the Index, which was offset by security selection in the agency MBS and treasury allocations, with each generating negative excess returns relative to the Index.

The Fund used treasury futures, interest rate swaps, options on treasury futures and index credit default swaps in order to actively manage duration and credit spread duration during the Reporting Period. The Fund’s use of treasury futures contributed to Fund performance relative to the Index, while its use of interest rate swaps, options on treasury futures and index credit default swaps detracted from Fund performance relative to the Index.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Elfun Income Fund	61

Elfun Income Fund

Understanding Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2019.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return	$1,000.00	$1,000.00
Beginning Account Value July 1, 2019	$1,025.00	$1,023.84
Ending Account Value December 31, 2019	$1.38	$1.38

*

Expenses are equal to the Fund’s annualized expense ratio of 0.27%** (for the period July 1, 2019-December 31, 2019), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

62	Elfun Income Fund

Elfun Income Fund

Performance Summary — December 31, 2019 (Unaudited)

Quality Ratings

as of December 31, 2019 as a % of Fair Value (a)(b)

Moody’s / S&P /Rating*	Percentage of Fair Value
Aaa / AAA	18.3%

Aa / AA	55.3%

A / A	6.3%

Baa / BBB	17.2%

Ba / BB and lower	2.3%

NR / Other	0.6%

100.0%

Sector Allocation

Portfolio composition as a % of Fair Value of $270,808 (in thousands) as of December 31, 2019 (a)(b)

Average Annual Total Return For the Periods Ended December 31, 2019

(Inception date: 12/31/84)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
Elfun Income Fund	9.50%	3.21%	4.26%	$15,182

Bloomberg Barclays U.S. Aggregate Bond Index	8.72%	3.05%	3.75%	$14,445

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.
(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

*

Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

Elfun Income Fund	63

Elfun Income Fund

Performance Summary, continued — December 31, 2019 (Unaudited)

See Notes to Performance beginning on page 1 for further information.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

64	Elfun Income Fund

Elfun Income Fund

Schedule of Investments — December 31, 2019

	Principal Amount ($)	Fair Value $

Bonds and Notes - 97.1%†
U.S. Treasuries - 23.7%
U.S. Treasury Bonds
2.25% 08/15/46 (a)	1,602,000	1,560,949
3.00% 08/15/48 (a)	9,157,700	10,342,477
U.S. Treasury Notes
1.63% 02/15/26 (a)	11,376,000	11,274,683
1.88% 06/30/20 - 12/15/20	17,957,900	17,988,758
2.25% 03/31/20 (a)	4,600,000	4,606,828
2.50% 01/31/24 (a)	6,934,600	7,163,767
2.63% 02/15/29 (a)	2,334,000	2,475,134

		55,412,596

Agency Mortgage Backed - 35.1%
Federal Home Loan Mortgage Corp.
3.00% 03/01/43 (a)	3,256,622	3,350,475
4.00% 01/01/48	5,133,570	5,400,320
4.05% 09/25/28 (a)(b)	300,000	334,945
4.50% 06/01/33 - 02/01/35 (a)	11,995	12,857
5.00% 07/01/35 (a)	96,864	107,360
5.50% 05/01/20 - 04/01/39 (a)	152,643	170,725
6.00% 07/01/29 - 11/01/37 (a)	353,628	401,376
7.00% 01/01/27 - 08/01/36 (a)	75,059	85,392
7.50% 11/01/29 - 09/01/33 (a)	7,013	7,648
8.00% 11/01/30 (a)	3,270	3,693
Federal National Mortgage Assoc.
3.50% 06/01/44	3,283,442	3,460,125
3.50% 08/01/45 - 07/01/47 (a)	8,871,088	9,345,846
4.00% 01/01/41 - 10/01/47 (a)	5,065,642	5,344,987
4.50% 02/01/20 - 02/01/40 (a)	771,805	840,016
5.00% 07/01/20 - 05/01/39 (a)	232,802	257,113
5.50% 06/01/20 - 01/01/39 (a)	596,533	666,902
6.00% 02/01/20 - 05/01/41 (a)	1,305,264	1,480,389
6.50% 05/01/21 - 08/01/36 (a)	62,792	68,478
7.00% 10/01/32 - 02/01/34 (a)	8,841	9,511
7.50% 12/01/26 - 03/01/33 (a)	38,959	43,455
8.00% 06/01/24 - 10/01/31 (a)	10,801	11,740
8.50% 04/01/30 (a)	2,219	2,658
9.00% 12/01/22 (a)	684	700
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR 4.47% 04/01/37 (a)(b)	2,415	2,482
Federal National Mortgage Assoc. TBA
2.50% TBA (c)	11,012,000	11,111,548
4.00% TBA (c)	25,833,502	26,917,524
Government National Mortgage Assoc.
3.00% 12/20/42 (a)	4,646,484	4,812,929
3.50% 05/20/45	4,927,650	5,143,338

	Principal Amount ($)	Fair Value $
4.00% 01/20/41 - 04/20/43 (a)	1,487,217	1,585,088
4.50% 08/15/33 - 03/20/41 (a)	690,267	741,987
5.00% 08/15/33 (a)	37,143	40,420
6.00% 04/15/27 - 09/15/36 (a)	186,390	209,335
6.50% 03/15/24 - 09/15/36 (a)	67,494	73,294
7.00% 11/15/27 - 10/15/36 (a)	39,335	43,244
7.50% 03/15/23 - 11/15/31 (a)	13,963	14,521
8.00% 09/15/27 - 06/15/30 (a)	24,240	25,494
9.00% 12/15/21 (a)	283	291

		82,128,206

Agency Collateralized Mortgage Obligations - 1.0%
Federal Home Loan Mortgage Corp.
0.08% 09/25/43 (a)(b)(d)	835,591	2,830
2.43% 08/25/29	1,392,000	1,391,902
2.51% 07/25/29	745,000	750,196
Federal Home Loan Mortgage Corp. REMIC
3.50% 09/15/29 - 11/15/30 (a)(d)	196,913	10,113
5.50% 06/15/33 (a)(d)	33,991	6,115
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR 4.86% 08/15/25 (a)(b)(d)	72,833	3,059
Federal Home Loan Mortgage Corp. STRIPS
1.47% 08/01/27 (a)(e)(f)	652	580
8.00% 02/01/23 - 07/01/24 (a)(d)	1,987	236
Federal National Mortgage Assoc. REMIC
1.09% 12/25/42 (a)(b)(d)	181,389	7,175
5.00% 02/25/40 - 09/25/40 (a)(d)	107,819	11,950
8.00% 05/25/22 (a)(d)	1	9
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR 4.21% 07/25/38 (a)(b)(d)	36,673	5,300
Federal National Mortgage Assoc. STRIPS
1.87% 12/25/34 (a)(e)(f)	34,954	30,141
4.50% 08/25/35 - 01/25/36 (a)(d)	71,507	10,973
5.00% 03/25/38 - 05/25/38 (a)(d)	38,662	6,496
5.50% 12/25/33 (a)(d)	11,110	2,207
6.00% 01/25/35 (a)(d)	41,958	8,008
7.50% 11/25/23 (a)(d)	3,937	392
8.00% 08/25/23 - 07/25/24 (a)(d)	3,670	445
8.50% 07/25/22 (a)(d)	441	27
9.00% 05/25/22 (a)(d)	338	18

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	65

Elfun Income Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

Government National Mortgage Assoc. REMIC
4.50% 05/20/38 - 08/16/39 (a)(d)	51,485	1,520
5.00% 09/20/38 (a,d)	4,696	16

		2,249,708

Asset Backed - 2.7%
American Express Credit Account Master Trust 0.24% + 1 month USD LIBOR 1.98% 04/15/24 (b)	1,254,000	1,254,978
American Express Credit Account Master Trust 2018-1 2.67% 10/17/22 (a)	603,000	603,860
American Express Credit Account Master Trust 2018-8 3.18% 04/15/24 (a)	1,264,000	1,292,322
BA Credit Card Trust 2018-A1 2.70% 07/17/23 (a)	528,000	533,002
BMW Floorplan Master Owner Trust 2018-1 3.15% 05/15/23 (a)(g)	333,000	338,185
Chase Funding Trust 2004-1 4.99% 11/25/33 (a)(h)	141,494	141,494
Enterprise Fleet Financing 2019-1 LLC 3.07% 10/20/24 (a)(g)	487,000	497,897
GMF Floorplan Owner Revolving Trust 0.32% + 1 month USD LIBOR 2.06% 09/15/22 (b)(g)	460,000	460,057
Hyundai Auto Lease Securitization Trust 2018-A 2.89% 03/15/22 (g)	663,000	667,039
Nissan Auto Lease Trust 2019-A 2.76% 03/15/22 (a)	385,000	388,577
Securitized Term Auto Receivables Trust 2018-1A 3.30% 11/25/22 (a)(g)	135,000	137,368

		6,314,779

Corporate Notes - 29.7%
3M Co. 3.13% 09/19/46	39,000	37,132
Abbott Laboratories
3.75% 11/30/26 (a)	28,000	30,606
4.90% 11/30/46 (a)	68,000	89,162
AbbVie Inc.
2.60% 11/21/24 (g)	145,000	146,269
2.95% 11/21/26 (g)	200,000	203,362
3.20% 05/14/26 (a)	70,000	72,481
3.20% 11/21/29 (g)	130,000	132,665
4.05% 11/21/39 (g)	85,000	89,242

	Principal Amount ($)	Fair Value $
4.25% 11/21/49 (g)	55,000	58,332
4.45% 05/14/46 (a)	80,000	86,294
4.70% 05/14/45 (a)	31,000	34,592
4.88% 11/14/48 (a)	23,000	26,533
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.50% 05/15/21 (a)	150,000	154,881
Aetna Inc. 3.50% 11/15/24 (a)	68,000	71,228
Aflac Inc. 4.00% 10/15/46 (a)	30,000	32,798
Aircastle Ltd. 4.25% 06/15/26 (a)	112,000	118,235
Albemarle Wodgina Pty Ltd. 3.45% 11/15/29 (g)	235,000	235,524
Alcon Finance Corp. 3.80% 09/23/49 (g)	207,000	217,660
Alexandria Real Estate Equities Inc. 4.70% 07/01/30 (a)	43,000	49,443
Alibaba Group Holding Ltd. 4.00% 12/06/37 (a)	200,000	214,352
Alimentation Couche-Tard Inc. 2.70% 07/26/22 (a)(g)	116,000	117,344
Allegion PLC 3.50% 10/01/29	90,000	92,021
Allergan Finance LLC
3.25% 10/01/22 (a)	84,000	85,897
4.63% 10/01/42 (a)	13,000	13,547
Allergan Funding SCS
3.00% 03/12/20 (a)	179,000	179,136
3.45% 03/15/22 (a)	68,000	69,582
Allergan Sales LLC 5.00% 12/15/21 (a)(g)	194,000	202,965
Ally Financial Inc. 5.75% 11/20/25	95,000	106,545
Altria Group Inc.
2.95% 05/02/23 (a)	54,000	55,404
3.80% 02/14/24 (a)	45,000	47,367
4.25% 08/09/42 (a)	10,000	9,895
4.50% 05/02/43 (a)	44,000	44,801
4.80% 02/14/29 (a)	107,000	119,123
Amazon.com Inc.
2.80% 08/22/24 (a)	39,000	40,376
3.15% 08/22/27 (a)	34,000	36,008
3.88% 08/22/37 (a)	32,000	36,327
4.05% 08/22/47 (a)	35,000	41,305
4.25% 08/22/57 (a)	46,000	55,772
Ameren Corp.
2.50% 09/15/24	210,000	210,764
3.65% 02/15/26 (a)	47,000	49,170
America Movil SAB de C.V.
3.13% 07/16/22 (a)	205,000	209,994

See Notes to Schedules of Investments and Notes to Financial Statements.

66	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

4.38% 04/22/49 (a)	200,000	228,570
5.00% 03/30/20 (a)	100,000	100,665
American Campus Communities Operating Partnership LP 4.13% 07/01/24 (a)	36,000	38,455
American Express Co. 3.00% 10/30/24 (a)	106,000	109,614
American International Group Inc.
4.25% 03/15/29 (a)	82,000	91,287
4.50% 07/16/44 (a)	88,000	101,488
6.40% 12/15/20 (a)	57,000	59,362
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter) 5.75% 04/01/48 (a)(b)	23,000	25,252
American Tower Corp.
3.70% 10/15/49	48,000	48,035
3.80% 08/15/29 (a)	101,000	107,976
American Water Capital Corp. 2.95% 09/01/27 (a)	67,000	68,346
Amgen Inc.
2.65% 05/11/22 (a)	125,000	126,856
3.20% 11/02/27 (a)	47,000	49,474
4.56% 06/15/48 (a)	74,000	86,165
4.66% 06/15/51 (a)	23,000	27,077
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65% 02/01/26 (a)	132,000	140,878
4.70% 02/01/36 (a)	39,000	45,124
4.90% 02/01/46 (a)	89,000	105,881
Anheuser-Busch InBev Worldwide Inc.
4.00% 04/13/28 (a)	23,000	25,285
4.38% 04/15/38 (a)	133,000	149,636
4.60% 04/15/48 (a)	58,000	66,142
4.75% 04/15/58 (a)	43,000	50,228
5.55% 01/23/49 (a)	141,000	183,200
Anthem Inc.
2.88% 09/15/29	47,000	46,963
3.30% 01/15/23 (a)	67,000	69,301
3.70% 09/15/49	47,000	46,844
Apache Corp.
4.38% 10/15/28 (a)	24,000	25,105
5.10% 09/01/40 (a)	50,000	50,858
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter) 4.95% 01/14/50 (b)(g)	115,000	116,579

	Principal Amount ($)	Fair Value $
Apple Inc.
2.20% 09/11/29	93,000	91,397
2.85% 05/11/24 (a)	68,000	70,332
2.95% 09/11/49	60,000	58,591
3.35% 02/09/27 (a)	35,000	37,342
3.45% 02/09/45 (a)	129,000	136,558
3.85% 08/04/46 (a)	92,000	103,715
Applied Materials Inc. 4.35% 04/01/47 (a)	53,000	63,965
Aptiv PLC 4.40% 10/01/46 (a)	69,000	66,701
Archer-Daniels-Midland Co. 2.50% 08/11/26 (a)	48,000	48,836
Ascension Health 4.85% 11/15/53 (a)	84,000	106,029
AstraZeneca PLC
3.50% 08/17/23 (a)	53,000	55,484
4.00% 01/17/29 (a)	34,000	37,776
4.38% 08/17/48 (a)	19,000	22,558
AT&T Inc.
4.35% 03/01/29 (a)	128,000	142,172
4.45% 04/01/24 (a)	52,000	56,306
4.50% 05/15/35 (a)	96,000	107,000
4.55% 03/09/49 (a)	49,000	54,415
4.75% 05/15/46 (a)	33,000	37,316
4.80% 06/15/44 (a)	76,000	86,711
4.85% 03/01/39 (a)	78,000	90,108
5.15% 11/15/46 (a)	13,000	15,530
5.25% 03/01/37 (a)	67,000	80,182
5.35% 12/15/43 (a)	52,000	61,214
5.45% 03/01/47 (a)	128,000	158,536
Athene Holding Ltd. 4.13% 01/12/28 (a)	62,000	63,910
Avangrid Inc. 3.15% 12/01/24 (a)	102,000	105,302
Baidu Inc. 2.88% 07/06/22 (a)	255,000	257,440
Bank of America Corp.
3.25% 10/21/27 (a)	3,000	3,132
3.95% 04/21/25 (a)	73,000	77,869
4.18% 11/25/27 (a)	137,000	148,733
4.25% 10/22/26 (a)	133,000	145,146
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter) 3.12% 01/20/23 (a)(b)	84,000	85,667
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter) 3.37% 01/23/26 (a)(b)	42,000	43,975

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	67

Elfun Income Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter) 3.42% 12/20/28 (a)(b)	92,000	96,627
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter) 3.56% 04/23/27 (b)	233,000	246,281
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter) 3.95% 01/23/49 (a)(b)	44,000	50,130
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter) 4.24% 04/24/38 (a)(b)	91,000	105,200
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter) 4.27% 07/23/29 (a)(b)	31,000	34,461
Bank of America Corp. (4.33% fixed rate until 03/15/49; 1.52% + 3 month USD LIBOR thereafter) 4.33% 03/15/50 (a)(b)	54,000	64,871
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter) 4.44% 01/20/48 (a)(b)	85,000	103,924
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter) 4.34% 10/05/28 (a)(b)	150,000	158,301
Barclays PLC 4.84% 05/09/28 (a)	200,000	215,974
Barrick North America Finance LLC 5.70% 05/30/41 (a)	14,000	17,303
BAT Capital Corp.
2.76% 08/15/22 (a)	93,000	94,388
3.56% 08/15/27 (a)	47,000	48,039
4.39% 08/15/37 (a)	96,000	97,473
4.54% 08/15/47 (a)	43,000	43,174
Bayer US Finance II LLC 3.50% 06/25/21 (a)(g)	416,000	423,667

	Principal Amount ($)	Fair Value $
Becton Dickinson and Co.
2.89% 06/06/22 (a)	89,000	90,471
3.70% 06/06/27 (a)	55,000	58,544
3.73% 12/15/24 (a)	3,000	3,186
4.67% 06/06/47 (a)	13,000	15,473
4.69% 12/15/44 (a)	11,000	12,800
Berkshire Hathaway Energy Co.
3.25% 04/15/28 (a)	36,000	38,057
3.80% 07/15/48 (a)	39,000	42,154
6.13% 04/01/36 (a)	23,000	31,599
Berkshire Hathaway Finance Corp. 4.25% 01/15/49 (a)	56,000	66,623
Berkshire Hathaway Inc. 4.50% 02/11/43 (a)	3,000	3,657
BHP Billiton Finance USA Ltd. 5.00% 09/30/43 (a)	23,000	29,596
BNP Paribas S.A. (2.82% fixed rate until 11/19/24; 1.11% + 3 month USD LIBOR thereafter) 2.82% 11/19/25 (b)(g)	289,000	292,514
BNP Paribas S.A. (5.13% fixed rate until 11/15/27; 2.84% + USD 5 year Swap Rate thereafter) 5.13% 12/31/99 (a)(b)(g)	200,000	204,290
Boardwalk Pipelines LP 4.80% 05/03/29 (a)	91,000	96,933
Boston Scientific Corp. 4.70% 03/01/49 (a)	35,000	42,514
BP Capital Markets America Inc.
3.02% 01/16/27 (a)	164,000	169,915
3.22% 11/28/23 (a)	55,000	57,222
Brighthouse Financial Inc.
3.70% 06/22/27 (a)	8,000	7,977
4.70% 06/22/47 (a)	4,000	3,703
Bristol-Myers Squibb Co.
3.20% 06/15/26 (a)(g)	136,000	142,891
3.40% 07/26/29 (a)(g)	91,000	97,481
3.45% 11/15/27 (g)	3,000	3,201
4.13% 06/15/39 (a)(g)	72,000	83,007
4.25% 10/26/49 (a)(g)	72,000	85,553
4.35% 11/15/47 (g)	4,000	4,750
4.55% 02/20/48 (g)	78,000	95,609
5.00% 08/15/45 (g)	32,000	41,024
Brixmor Operating Partnership LP 3.90% 03/15/27 (a)	36,000	37,754
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65% 01/15/23 (a)	16,000	16,093
3.00% 01/15/22 (a)	67,000	68,000

See Notes to Schedules of Investments and Notes to Financial Statements.

68	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

3.13% 01/15/25 (a)	16,000	16,227
3.88% 01/15/27 (a)	31,000	32,206
Brown-Forman Corp. 4.00% 04/15/38 (a)	15,000	16,794
Bunge Limited Finance Corp. 3.75% 09/25/27 (a)	25,000	25,564
Burlington Northern Santa Fe LLC
4.15% 12/15/48 (a)	85,000	98,287
4.55% 09/01/44 (a)	124,000	147,934
Cameron LNG LLC
3.30% 01/15/35 (g)	93,000	94,577
3.70% 01/15/39 (g)	47,000	48,211
Campbell Soup Co. 3.30% 03/15/21 (a)	158,000	160,346
Canadian Natural Resources Ltd.
3.85% 06/01/27 (a)	77,000	82,111
4.95% 06/01/47 (a)	16,000	19,579
Cantor Fitzgerald LP 4.88% 05/01/24 (a)(g)	227,000	242,232
Capital One Financial Corp.
3.75% 07/28/26 (a)	124,000	130,568
4.75% 07/15/21 (a)	181,000	188,477
Cardinal Health Inc.
2.62% 06/15/22 (a)	45,000	45,463
3.08% 06/15/24 (a)	26,000	26,771
Caterpillar Inc.
3.25% 09/19/49	88,000	88,358
3.80% 08/15/42 (a)	26,000	29,032
Celulosa Arauco y Constitucion S.A. 4.20% 01/29/30 (g)	209,000	209,936
Cenovus Energy Inc.
4.25% 04/15/27 (a)	30,000	31,754
5.25% 06/15/37 (a)	47,000	51,915
5.40% 06/15/47 (a)	13,000	15,086
Centene Corp.
4.25% 12/15/27 (g)	227,000	233,769
4.63% 12/15/29 (g)	70,000	73,716
CenterPoint Energy Inc.
2.50% 09/01/22 (a)	181,000	182,602
3.60% 11/01/21 (a)	85,000	87,259
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46% 07/23/22 (a)	132,000	138,753
4.91% 07/23/25 (a)	18,000	19,839
5.05% 03/30/29 (a)	51,000	57,753
5.75% 04/01/48 (a)	101,000	118,089
6.38% 10/23/35 (a)	13,000	16,415
6.48% 10/23/45 (a)	30,000	37,357

	Principal Amount ($)	Fair Value $
Cheniere Corpus Christi Holdings LLC 5.88% 03/31/25	185,000	208,303
Chevron Corp. 3.19% 06/24/23 (a)	50,000	52,108
Chubb INA Holdings Inc. 4.35% 11/03/45 (a)	67,000	81,385
Cigna Corp.
3.25% 04/15/25 (g)	55,000	57,049
3.40% 09/17/21	69,000	70,624
3.40% 03/01/27 (g)	54,000	56,079
3.75% 07/15/23	53,000	55,637
3.88% 10/15/47 (g)	50,000	51,162
4.13% 11/15/25	93,000	100,975
4.38% 10/15/28	34,000	37,729
4.80% 08/15/38	32,000	37,307
4.90% 12/15/48	41,000	49,019
Cisco Systems Inc. 5.90% 02/15/39 (a)	49,000	68,767
Citigroup Inc. 2.70% 10/27/22 (a)	84,000	85,389
4.40% 06/10/25 (a)	31,000	33,711
4.45% 09/29/27 (a)	23,000	25,346
4.65% 07/30/45 - 07/23/48 (a)	164,000	204,585
4.75% 05/18/46 (a)	54,000	64,710
5.50% 09/13/25	241,000	275,820
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter) 2.88% 07/24/23 (a)(b)	56,000	56,934
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter) 2.98% 11/05/30 (b)	140,000	142,155
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter) 3.88% 01/24/39 (a)(b)	41,000	45,214
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter) 4.28% 04/24/48 (a)(b)	29,000	34,450
Citigroup Inc. (5.88% fixed rate until 03/27/20; 4.06% + 3 month USD LIBOR thereafter) 5.88% 12/29/49 (a)(b)	317,000	319,476
CME Group Inc. 3.75% 06/15/28 (a)	42,000	46,512

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	69

Elfun Income Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

CMS Energy Corp. 4.88% 03/01/44 (a)	154,000	183,536
CNA Financial Corp.
3.45% 08/15/27 (a)	33,000	34,323
3.90% 05/01/29 (a)	89,000	95,687
CNH Industrial Capital LLC
4.38% 11/06/20 (a)	68,000	69,316
4.88% 04/01/21 (a)	84,000	86,712
CNOOC Nexen Finance 2014 ULC 4.25% 04/30/24 (a)	423,000	453,452
Comcast Corp.
3.20% 07/15/36 (a)	85,000	86,981
3.25% 11/01/39	140,000	142,110
3.38% 08/15/25 (a)	4,000	4,244
3.45% 02/01/50	70,000	71,873
3.97% 11/01/47 (a)	150,000	165,294
4.15% 10/15/28 (a)	80,000	90,068
4.60% 08/15/45 (a)	53,000	63,586
4.70% 10/15/48 (a)	44,000	54,289
CommonSpirit Health 4.35% 11/01/42 (a)	130,000	132,804
Conagra Brands Inc.
3.80% 10/22/21 (a)	157,000	161,938
5.30% 11/01/38 (a)	40,000	47,500
5.40% 11/01/48 (a)	31,000	37,923
Conagra Brands Inc. 0.75% + 3 month USD LIBOR 2.70% 10/22/20 (a)(b)	118,000	118,079
Concho Resources Inc.
3.75% 10/01/27 (a)	14,000	14,734
4.30% 08/15/28 (a)	50,000	54,506
4.88% 10/01/47 (a)	32,000	37,096
ConocoPhillips Co. 4.30% 11/15/44 (a)	84,000	98,642
Consolidated Edison Company of New York Inc.
2.90% 12/01/26 (a)	83,000	85,135
3.88% 06/15/47 (a)	48,000	52,219
Constellation Brands Inc.
3.15% 08/01/29	194,000	196,505
3.70% 12/06/26 (a)	73,000	77,545
4.50% 05/09/47 (a)	68,000	74,561
Continental Resources Inc. 4.50% 04/15/23 (a)	304,000	318,552
Corning Inc. 4.38% 11/15/57 (a)	46,000	47,123
Credit Suisse Group Funding Guernsey Ltd. 3.13% 12/10/20 (a)	250,000	252,240
Crown Castle International Corp. 5.20% 02/15/49 (a)	61,000	75,358

	Principal Amount ($)	Fair Value $
CSX Corp. 4.50% 03/15/49 - 08/01/54 (a)	143,000	166,264
CubeSmart LP 4.38% 02/15/29 (a)	97,000	106,410
CVS Health Corp.
3.00% 08/15/26	94,000	95,950
3.25% 08/15/29	75,000	76,511
3.35% 03/09/21 (a)	59,000	59,939
3.88% 07/20/25 (a)	34,000	36,266
4.10% 03/25/25 (a)	90,000	96,790
4.30% 03/25/28 (a)	26,000	28,446
4.78% 03/25/38 (a)	50,000	56,889
5.00% 12/01/24 (a)	75,000	83,034
5.05% 03/25/48 (a)	84,000	99,645
5.13% 07/20/45 (a)	20,000	23,698
Dell International LLC/EMC Corp.
4.00% 07/15/24 (a)(g)	109,000	114,234
4.42% 06/15/21 (a)(g)	132,000	135,837
5.30% 10/01/29 (a)(g)	86,000	96,833
5.45% 06/15/23 (a)(g)	50,000	54,241
6.02% 06/15/26 (a)(g)	24,000	27,709
8.10% 07/15/36 (a)(g)	11,000	14,449
8.35% 07/15/46 (a)(g)	17,000	23,271
Deutsche Bank AG
2.70% 07/13/20 (a)	117,000	117,092
3.30% 11/16/22 (a)	205,000	207,116
Devon Energy Corp. 5.00% 06/15/45 (a)	34,000	39,707
DH Europe Finance II Sarl
2.60% 11/15/29	82,000	81,852
3.25% 11/15/39	47,000	47,579
3.40% 11/15/49	23,000	23,579
Diamondback Energy Inc.
2.88% 12/01/24	115,000	116,341
3.25% 12/01/26	80,000	80,926
3.50% 12/01/29	69,000	70,268
5.38% 05/31/25	278,000	292,028
Digital Realty Trust LP 3.60% 07/01/29 (a)	149,000	155,684
Discover Bank 3.10% 06/04/20 (a)	291,000	292,216
Discovery Communications LLC
2.95% 03/20/23 (a)	234,000	238,746
3.95% 03/20/28 (a)	57,000	60,935
4.95% 05/15/42 (a)	17,000	18,843
5.00% 09/20/37 (a)	23,000	26,065
Dollar Tree Inc.
4.00% 05/15/25 (a)	67,000	71,643
4.20% 05/15/28 (a)	25,000	26,854
Dominion Energy Inc.
2.58% 07/01/20 (a)	88,000	88,230
3.07% 08/15/24 (h)	87,000	89,031

See Notes to Schedules of Investments and Notes to Financial Statements.

70	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

Dover Corp. 2.95% 11/04/29	95,000	95,706
DTE Energy Co.
2.85% 10/01/26 (a)	41,000	41,240
3.85% 12/01/23 (a)	41,000	43,018
Duke Energy Carolinas LLC 3.95% 03/15/48 (a)	54,000	60,356
Duke Energy Corp.
1.80% 09/01/21 (a)	114,000	113,798
3.55% 09/15/21 (a)	68,000	69,547
3.75% 09/01/46 (a)	16,000	16,503
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88% 12/31/99 (b)	140,000	146,833
Duke Energy Progress LLC 4.15% 12/01/44 (a)	58,000	65,451
Duke Realty LP
3.25% 06/30/26 (a)	44,000	45,584
3.38% 12/15/27 (a)	37,000	38,621
DuPont de Nemours Inc.
5.32% 11/15/38 (a)	28,000	33,378
5.42% 11/15/48 (a)	28,000	34,499
Duquesne Light Holdings Inc. 3.62% 08/01/27 (a)(g)	123,000	123,092
Eastman Chemical Co.
3.50% 12/01/21 (a)	89,000	91,135
3.60% 08/15/22 (a)	35,000	36,231
4.50% 01/15/21 - 12/01/28 (a)	239,000	248,409
Eaton Corp. 3.10% 09/15/27 (a)	48,000	49,941
Ecolab Inc.
3.25% 12/01/27 (a)	28,000	29,507
3.95% 12/01/47 (a)	35,000	39,237
Edison International
2.40% 09/15/22	280,000	278,678
5.75% 06/15/27 (a)	30,000	33,735
Eli Lilly & Co. 3.95% 03/15/49 (a)	86,000	99,418
Emera US Finance LP 4.75% 06/15/46 (a)	16,000	18,494
Enbridge Energy Partners LP 5.50% 09/15/40 (a)	12,000	14,302
Enbridge Inc. 4.00% 11/15/49	70,000	73,411
Enel Finance International N.V. 3.63% 05/25/27 (a)(g)	273,000	283,207
Energy Transfer Operating LP
4.25% 03/15/23 (a)	89,000	92,860
4.50% 04/15/24 (a)	58,000	61,735
4.95% 06/15/28 (a)	28,000	30,715
6.13% 12/15/45 (a)	21,000	24,355
6.50% 02/01/42 (a)	79,000	93,938

	Principal Amount ($)	Fair Value $
Energy Transfer Partners LP/Regency Energy Finance Corp. 4.50% 11/01/23 (a)	43,000	45,462
Entergy Louisiana LLC
3.05% 06/01/31 (a)	65,000	67,078
4.00% 03/15/33 (a)	34,000	38,305
Enterprise Products Operating LLC 4.25% 02/15/48 (a)	137,000	148,609
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25% 08/16/77 (a)(b)	44,000	44,320
EOG Resources Inc.
4.15% 01/15/26 (a)	7,000	7,708
5.10% 01/15/36 (a)	34,000	41,688
EPR Properties 4.95% 04/15/28 (a)	46,000	50,347
EQM Midstream Partners LP
4.75% 07/15/23 (a)	14,000	14,043
5.50% 07/15/28 (a)	14,000	13,753
Equinor ASA 3.25% 11/18/49	50,000	50,452
ERP Operating LP 4.50% 07/01/44 (a)	37,000	43,996
Exelon Corp.
3.50% 06/01/22 (a)	73,000	74,935
4.45% 04/15/46 (a)	96,000	107,901
FedEx Corp.
3.10% 08/05/29	150,000	150,038
4.10% 02/01/45 (a)	116,000	112,888
Fifth Third Bancorp 3.65% 01/25/24 (a)	158,000	166,688
FirstEnergy Corp. 3.90% 07/15/27 (a)	16,000	17,127
FirstEnergy Transmission LLC 4.55% 04/01/49 (a)(g)	86,000	98,756
Fiserv Inc.
3.50% 07/01/29 (a)	63,000	66,318
4.40% 07/01/49 (a)	38,000	43,220
Florida Power & Light Co. 4.13% 02/01/42 (a)	67,000	76,649
Ford Motor Co. 4.35% 12/08/26 (a)	54,000	55,618
Ford Motor Credit Company LLC
3.10% 05/04/23 (a)	237,000	236,419
3.22% 01/09/22 (a)	215,000	216,483
3.34% 03/28/22 (a)	200,000	201,724
8.13% 01/15/20 (a)	243,000	243,435

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	71

Elfun Income Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

General Mills Inc.
3.70% 10/17/23 (a)	67,000	70,556
4.55% 04/17/38 (a)	34,000	39,416
4.70% 04/17/48 (a)	13,000	15,599
General Motors Co.
5.20% 04/01/45 (a)	12,000	12,134
5.40% 04/01/48 (a)	30,000	31,028
General Motors Financial Company Inc.
3.45% 01/14/22 - 04/10/22 (a)	300,000	306,764
3.55% 04/09/21 (a)	196,000	199,263
4.20% 11/06/21 (a)	359,000	371,863
5.25% 03/01/26 (a)	55,000	61,015
Georgia-Pacific LLC 3.60% 03/01/25 (a)(g)	272,000	287,069
Gilead Sciences Inc.
2.95% 03/01/27 (a)	12,000	12,468
3.50% 02/01/25 (a)	33,000	35,017
3.65% 03/01/26 (a)	34,000	36,580
4.15% 03/01/47 (a)	78,000	86,789
4.80% 04/01/44 (a)	32,000	38,655
GlaxoSmithKline Capital Inc.
3.38% 05/15/23 (a)	80,000	83,514
3.63% 05/15/25 (a)	75,000	80,372
GlaxoSmithKline Capital PLC 3.38% 06/01/29 (a)	105,000	112,616
Glencore Finance Canada Ltd. 4.95% 11/15/21 (a)(g)	69,000	72,148
Glencore Funding LLC 4.88% 03/12/29 (a)(g)	88,000	95,979
Grupo Televisa SAB 5.00% 05/13/45 (a)	204,000	212,947
Halliburton Co.
3.80% 11/15/25 (a)	50,000	53,355
5.00% 11/15/45 (a)	45,000	51,350
Hasbro Inc. 3.00% 11/19/24	280,000	281,434
HCA Inc. 4.13% 06/15/29 (a)	48,000	50,986
Hess Corp.
5.60% 02/15/41 (a)	19,000	22,378
5.80% 04/01/47 (a)	12,000	14,691
Hewlett Packard Enterprise Co. 6.35% 10/15/45 (a)	20,000	24,174
Highwoods Realty LP
4.13% 03/15/28 (a)	52,000	55,625
4.20% 04/15/29 (a)	132,000	142,103
Honeywell International Inc. 2.70% 08/15/29	98,000	100,493
HSBC Holdings PLC 4.25% 03/14/24 (a)	222,000	235,868

	Principal Amount ($)	Fair Value $
HSBC Holdings PLC (3.80% fixed rate until 03/11/24; 1.21% + 3 month USD LIBOR thereafter) 3.80% 03/11/25 (a)(b)	258,000	270,903
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter) 4.29% 09/12/26 (a)(b)	423,000	457,893
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter) 6.00% 12/31/99 (a)(b)	465,000	497,336
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter) 6.50% 12/31/99 (a)(b)	205,000	225,572
Hyundai Capital America 3.10% 04/05/22 (a)(g)	59,000	59,775
Imperial Brands Finance PLC
3.13% 07/26/24 (g)	264,000	266,534
3.50% 07/26/26 (g)	200,000	201,382
ING Groep N.V. 4.10% 10/02/23	287,000	305,463
Ingersoll-Rand Luxembourg Finance S.A.
3.50% 03/21/26 (a)	126,000	131,936
3.55% 11/01/24 (a)	63,000	66,025
3.80% 03/21/29 (a)	26,000	28,016
Intel Corp.
2.45% 11/15/29	280,000	279,625
2.60% 05/19/26 (a)	30,000	30,665
2.88% 05/11/24 (a)	18,000	18,672
International Business Machines Corp.
3.45% 02/19/26 (a)	254,000	270,241
3.50% 05/15/29 (a)	205,000	220,326
4.15% 05/15/39 (a)	150,000	168,995
4.25% 05/15/49 (a)	150,000	171,593
International Paper Co. 4.40% 08/15/47 (a)	69,000	73,842
Interstate Power & Light Co. 3.40% 08/15/25 (a)	241,000	247,620
Jabil Inc. 3.95% 01/12/28 (a)	63,000	64,676
Jefferies Group LLC 5.13% 01/20/23 (a)	53,000	57,311

See Notes to Schedules of Investments and Notes to Financial Statements.

72	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

Johnson & Johnson 3.63% 03/03/37 (a)	46,000	50,804
Johnson Controls International PLC 4.50% 02/15/47 (a)	26,000	28,128
JPMorgan Chase & Co.
3.30% 04/01/26 (a)	174,000	183,015
3.63% 12/01/27 (a)	35,000	36,972
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter) 3.51% 01/23/29 (a)(b)	42,000	44,580
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter) 3.88% 07/24/38 (a)(b)	57,000	63,083
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter) 3.90% 01/23/49 (a)(b)	105,000	117,983
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter) 3.96% 01/29/27 (a)(b)	158,000	171,411
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter) 4.01% 04/23/29 (a)(b)	61,000	66,955
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter) 4.03% 07/24/48 (a)(b)	67,000	76,479
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter) 6.10% 10/29/49 (a)(b)	145,000	158,598
JPMorgan Chase & Co. 3.47% + 3 month USD LIBOR 5.41% 12/29/49 (a)(b)	64,000	64,564
Kaiser Foundation Hospitals 3.27% 11/01/49	154,000	154,619
Keurig Dr Pepper Inc.
4.50% 11/15/45 (a)	40,000	44,149
4.60% 05/25/28 (a)	12,000	13,516

	Principal Amount ($)	Fair Value $
Kinder Morgan Energy Partners LP
3.50% 03/01/21 (a)	206,000	208,940
4.70% 11/01/42 (a)	13,000	13,741
5.00% 03/01/43	37,000	40,530
5.30% 09/15/20 (a)	71,000	72,619
6.38% 03/01/41 (a)	37,000	45,952
Kinder Morgan Inc. 5.05% 02/15/46 (a)	35,000	39,334
KLA Corp. 4.65% 11/01/24	234,000	258,001
Kraft Heinz Foods Co.
2.80% 07/02/20 (a)	15,000	15,029
4.38% 06/01/46 (a)	110,000	108,406
L3Harris Technologies Inc. 3.85% 12/15/26 (g)	71,000	76,021
Lam Research Corp. 4.00% 03/15/29 (a)	127,000	139,809
Las Vegas Sands Corp. 3.50% 08/18/26	67,000	69,310
Lear Corp.
4.25% 05/15/29 (a)	109,000	112,778
5.25% 05/15/49 (a)	49,000	51,026
Liberty Property LP 4.38% 02/01/29 (a)	77,000	87,609
Lincoln National Corp.
3.63% 12/12/26 (a)	35,000	36,978
4.35% 03/01/48 (a)	49,000	53,948
Lloyds Banking Group PLC (2.91% fixed rate until 11/07/22; 0.81% + 3 month USD LIBOR thereafter) 2.91% 11/07/23 (a)(b)	203,000	205,996
Lockheed Martin Corp.
3.55% 01/15/26 (a)	36,000	38,636
4.50% 05/15/36 (a)	85,000	100,938
Lowe’s Companies Inc.
3.70% 04/15/46 (a)	15,000	15,305
4.05% 05/03/47 (a)	36,000	38,893
4.55% 04/05/49 (a)	55,000	64,770
LYB International Finance BV 4.88% 03/15/44 (a)	20,000	22,752
LYB International Finance II BV 3.50% 03/02/27 (a)	18,000	18,891
Marathon Oil Corp. 3.85% 06/01/25 (a)	29,000	30,684
Marsh & McLennan Companies Inc.
3.50% 03/10/25 (a)	55,000	58,099
4.90% 03/15/49 (a)	109,000	138,186
Masco Corp. 3.50% 11/15/27 (a)	16,000	16,546

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	73

Elfun Income Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

McDonald’s Corp.
3.63% 09/01/49	54,000	55,196
3.70% 01/30/26 (a)	14,000	15,045
3.80% 04/01/28 (a)	65,000	70,807
4.88% 12/09/45 (a)	35,000	42,373
McKesson Corp. 3.65% 11/30/20 (a)	354,000	359,137
Medtronic Inc. 4.63% 03/15/45 (a)	12,000	15,080
Memorial Sloan-Kettering Cancer Center 4.13% 07/01/52 (a)	118,000	134,280
Merck & Company Inc.
2.75% 02/10/25 (a)	52,000	53,910
3.40% 03/07/29 (a)	91,000	98,588
4.00% 03/07/49 (a)	64,000	74,914
MetLife Inc.
4.05% 03/01/45 (a)	16,000	18,544
4.72% 12/15/44 (a)	59,000	71,813
Microsoft Corp.
2.40% 08/08/26 (a)	67,000	67,865
3.45% 08/08/36 (a)	40,000	43,858
3.50% 02/12/35 (a)	46,000	50,773
3.70% 08/08/46 (a)	129,000	145,575
3.95% 08/08/56 (a)	68,000	80,322
4.10% 02/06/37 (a)	18,000	21,257
4.50% 02/06/57 (a)	19,000	24,629
Mitsubishi UFJ Financial Group Inc. 2.80% 07/18/24	264,000	269,156
Mizuho Financial Group Inc. (3.92% fixed rate until 09/11/23; 1.00% + 3 month USD LIBOR thereafter) 3.92% 09/11/24 (a)(b)	220,000	231,154
Molson Coors Brewing Co.
2.10% 07/15/21 (a)	142,000	142,098
4.20% 07/15/46 (a)	32,000	31,908
Morgan Stanley
2.75% 05/19/22 (a)	189,000	192,266
3.70% 10/23/24 (a)	28,000	29,738
3.95% 04/23/27 (a)	128,000	137,079
4.10% 05/22/23 (a)	106,000	111,864
4.35% 09/08/26	188,000	205,591
4.38% 01/22/47 (a)	81,000	97,008
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter) 2.72% 07/22/25 (b)	301,000	305,247
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter) 3.97% 07/22/38 (a)(b)	58,000	64,606

	Principal Amount ($)	Fair Value $
Morgan Stanley (4.43% fixed rate until 01/23/29; 1.63% + 3 month USD LIBOR thereafter) 4.43% 01/23/30 (a)(b)	79,000	89,328
MPLX LP
3.38% 03/15/23 (a)	34,000	34,917
5.20% 12/01/47 (g)	33,000	35,486
5.25% 01/15/25 (g)	598,000	627,816
6.25% 10/15/22 (g)	170,000	172,567
MPLX LP 1.10% + 3 month USD LIBOR 2.99% 09/09/22 (b)	180,000	180,502
Mylan Inc. 5.20% 04/15/48 (a)	44,000	48,964
Mylan N.V.
3.15% 06/15/21 (a)	61,000	61,783
3.95% 06/15/26 (a)	15,000	15,594
National Australia Bank Ltd. (3.93% fixed rate until 08/02/29; 1.88% + 5 year CMT Rate thereafter) 3.93% 08/02/34 (b)(g)	264,000	274,275
National Oilwell Varco Inc. 3.60% 12/01/29	140,000	140,606
National Retail Properties Inc. 4.00% 11/15/25 (a)	65,000	69,811
Newfield Exploration Co. 5.63% 07/01/24	469,000	517,293
Newmont Goldcorp Corp. 4.88% 03/15/42 (a)	62,000	72,498
Nexen Inc. 6.40% 05/15/37 (a)	59,000	80,756
NextEra Energy Capital Holdings Inc. 3.25% 04/01/26 (a)	126,000	131,252
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter) 5.65% 05/01/79 (a)(b)	86,000	95,494
Noble Energy Inc.
3.85% 01/15/28 (a)	169,000	178,295
3.90% 11/15/24 (a)	36,000	38,106
4.20% 10/15/49	95,000	96,473
5.05% 11/15/44 (a)	16,000	17,703
Nordstrom Inc.
4.38% 04/01/30	50,000	50,968
5.00% 01/15/44 (a)	4,000	3,920
Norfolk Southern Corp. 3.95% 10/01/42 (a)	61,000	65,585

See Notes to Schedules of Investments and Notes to Financial Statements.

74	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

Northrop Grumman Corp.
2.55% 10/15/22 (a)	32,000	32,481
3.85% 04/15/45 (a)	14,000	15,056
4.03% 10/15/47 (a)	12,000	13,395
Novartis Capital Corp. 3.00% 11/20/25 (a)	8,000	8,418
Nucor Corp. 3.95% 05/01/28 (a)	71,000	77,235
Nutrien Ltd.
4.00% 12/15/26 (a)	32,000	34,147
4.90% 06/01/43 (a)	60,000	67,528
NXP BV/NXP Funding LLC 4.13% 06/01/21 (a)(g)	502,000	514,645
Occidental Petroleum Corp.
2.70% 08/15/22	115,000	116,256
2.90% 08/15/24	57,000	57,902
3.50% 08/15/29	105,000	107,084
4.10% 02/15/47 (a)	18,000	17,485
4.85% 03/15/21	10,000	10,299
6.20% 03/15/40	34,000	40,617
Omnicom Group Inc./Omnicom Capital Inc. 3.63% 05/01/22 (a)	79,000	81,803
Oncor Electric Delivery Company LLC 3.80% 09/30/47 (a)	18,000	19,803
ONEOK Inc.
4.35% 03/15/29	88,000	95,562
5.20% 07/15/48	116,000	132,271
Oracle Corp.
2.40% 09/15/23 (a)	34,000	34,546
2.65% 07/15/26 (a)	91,000	93,146
3.80% 11/15/37 (a)	22,000	24,009
4.00% 07/15/46 - 11/15/47 (a)	125,000	139,214
4.13% 05/15/45 (a)	30,000	33,837
Oshkosh Corp. 5.38% 03/01/25 (a)	54,000	55,884
Owens Corning 4.40% 01/30/48 (a)	36,000	34,773
PacifiCorp 6.25% 10/15/37 (a)	4,000	5,597
Packaging Corp. of America 3.00% 12/15/29	140,000	141,163
Parker-Hannifin Corp. 3.25% 06/14/29 (a)	82,000	85,527
Patterson-UTI Energy Inc. 5.15% 11/15/29	70,000	71,520
PayPal Holdings Inc.
2.65% 10/01/26	125,000	126,686
2.85% 10/01/29	60,000	60,480
PepsiCo Inc.
2.63% 07/29/29	121,000	123,692
3.38% 07/29/49	33,000	34,609
3.45% 10/06/46 (a)	33,000	34,973

	Principal Amount ($)	Fair Value $
Perrigo Finance Unlimited Co.
3.50% 03/15/21 (a)	227,000	228,342
4.38% 03/15/26	200,000	206,356
Petroleos Mexicanos
5.35% 02/12/28 (a)	48,000	47,757
5.63% 01/23/46 (a)	33,000	29,743
6.35% 02/12/48 (a)	60,000	57,929
6.49% 01/23/27 (g)	55,000	58,678
6.50% 03/13/27 (a)	110,000	116,524
7.69% 01/23/50 (g)	94,000	102,781
Pfizer Inc.
3.45% 03/15/29 (a)	39,000	41,973
3.60% 09/15/28 (a)	93,000	101,806
3.90% 03/15/39 (a)	51,000	57,496
4.13% 12/15/46 (a)	42,000	48,875
4.40% 05/15/44 (a)	19,000	22,694
Philip Morris International Inc.
3.38% 08/15/29 (a)	221,000	231,752
4.13% 03/04/43 (a)	79,000	85,268
Phillips 66 3.90% 03/15/28 (a)	68,000	74,218
Phillips 66 Partners LP
3.75% 03/01/28 (a)	26,000	27,126
4.68% 02/15/45 (a)	48,000	51,809
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29	233,000	229,621
3.65% 06/01/22 (a)	132,000	135,527
4.70% 06/15/44 (a)	32,000	31,127
PPL Capital Funding Inc. 3.10% 05/15/26 (a)	81,000	82,499
Precision Castparts Corp. 4.38% 06/15/45 (a)	60,000	69,985
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter) 5.70% 09/15/48 (a)(b)	111,000	127,099
Public Service Company of Colorado 3.70% 06/15/28 (a)	86,000	93,765
Public Service Electric & Gas Co. 2.38% 05/15/23 (a)	138,000	139,806
QUALCOMM Inc.
2.90% 05/20/24 (a)	3,000	3,096
3.00% 05/20/22 (a)	30,000	30,752
3.25% 05/20/27 (a)	4,000	4,208
4.30% 05/20/47 (a)	16,000	18,333
Quest Diagnostics Inc. 2.95% 06/30/30	35,000	35,071
Realty Income Corp. 3.00% 01/15/27 (a)	29,000	29,865

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	75

Elfun Income Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

Reynolds American Inc. 4.45% 06/12/25 (a)	4,000	4,308
Rio Tinto Finance USA PLC 4.13% 08/21/42 (a)	37,000	42,418
Rockwell Automation Inc. 4.20% 03/01/49 (a)	66,000	76,855
Rockwell Collins Inc. 3.50% 03/15/27 (a)	50,000	53,171
Rogers Communications Inc. 5.00% 03/15/44 (a)	25,000	30,374
Roper Technologies Inc. 2.95% 09/15/29	97,000	97,983
Royal Bank of Scotland Group PLC (4.52% fixed rate until 06/25/23; 1.55% + 3 month USD LIBOR thereafter) 4.52% 06/25/24 (a)(b)	201,000	213,458
RPM International Inc. 3.75% 03/15/27 (a)	40,000	41,347
Ryder System Inc.
2.50% 09/01/24	190,000	191,305
2.90% 12/01/26	245,000	247,602
3.65% 03/18/24 (a)	89,000	93,479
Sabine Pass Liquefaction LLC
4.20% 03/15/28 (a)	44,000	46,685
5.00% 03/15/27 (a)	16,000	17,641
Santander Holdings USA Inc.
3.70% 03/28/22 (a)	196,000	201,510
4.40% 07/13/27 (a)	40,000	43,242
Santander UK Group Holdings PLC
4.75% 09/15/25 (a)(g)	200,000	215,542
Saudi Arabian Oil Co.
3.50% 04/16/29 (a)(g)	254,000	263,942
4.38% 04/16/49 (a)(g)	254,000	279,194
Schlumberger Holdings Corp.
3.90% 05/17/28 (a)(g)	76,000	80,869
Selective Insurance Group Inc.
5.38% 03/01/49 (a)	83,000	97,614
Sempra Energy
3.80% 02/01/38 (a)	28,000	29,242
4.00% 02/01/48 (a)	37,000	38,745
Shell International Finance BV
2.38% 08/21/22 (a)	119,000	120,673
3.13% 11/07/49	137,000	135,111
3.75% 09/12/46 (a)	29,000	31,794
4.13% 05/11/35 (a)	37,000	43,111
Shire Acquisitions Investments Ireland DAC
2.88% 09/23/23 (a)	13,000	13,258
3.20% 09/23/26 (a)	21,000	21,643
Simon Property Group LP
3.38% 06/15/27 (a)	55,000	58,245

	Principal Amount ($)	Fair Value $
Southern California Edison Co.
2.40% 02/01/22 (a)	106,000	106,577
2.90% 03/01/21 (a)	146,000	147,269
4.00% 04/01/47	169,000	177,759
4.20% 03/01/29 (a)	126,000	138,807
Southern Company Gas Capital Corp.
4.40% 05/30/47 (a)	13,000	14,360
Southern Copper Corp.
5.88% 04/23/45 (a)	64,000	80,006
Southwestern Electric Power Co.
2.75% 10/01/26 (a)	64,000	63,834
Spectra Energy Partners LP
3.38% 10/15/26 (a)	15,000	15,522
4.50% 03/15/45 (a)	13,000	14,259
Spirit Realty LP
4.00% 07/15/29	106,000	111,497
Starbucks Corp.
4.00% 11/15/28 (a)	40,000	44,370
Steel Dynamics Inc.
2.80% 12/15/24	70,000	70,601
3.45% 04/15/30	70,000	70,968
4.13% 09/15/25 (a)	404,000	415,518
Sumitomo Mitsui Financial Group Inc.
2.78% 07/12/22 (a)	159,000	161,771
Suncor Energy Inc.
4.00% 11/15/47 (a)	15,000	16,376
Sunoco Logistics Partners Operations LP
5.30% 04/01/44 (a)	62,000	65,621
Suzano Austria GmbH
6.00% 01/15/29	244,000	275,808
Syngenta Finance N.V.
3.70% 04/24/20 (a)(g)	225,000	225,679
3.93% 04/23/21 (a)(g)	330,000	335,514
4.44% 04/24/23 (a)(g)	200,000	207,782
Sysco Corp.
3.25% 07/15/27 (a)	46,000	48,154
Takeda Pharmaceutical Company Ltd.
4.00% 11/26/21	310,000	320,760
Tampa Electric Co.
4.35% 05/15/44 (a)	121,000	138,135
Target Corp.
2.50% 04/15/26 (a)	54,000	55,246
Teck Resources Ltd.
5.40% 02/01/43 (a)	100,000	105,661
Telefonica Emisiones S.A.
4.10% 03/08/27 (a)	300,000	324,816
Texas Instruments Inc.
3.88% 03/15/39 (a)	71,000	80,663

See Notes to Schedules of Investments and Notes to Financial Statements.

76	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

The Allstate Corp. 4.20% 12/15/46 (a)	36,000	42,012
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter) 5.75% 08/15/53 (a)(b)	127,000	136,719
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter) 4.63% 12/29/49 (a)(b)	71,000	74,754
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter) 4.65% 12/31/99 (a)(b)	101,000	102,515
The Boeing Co.
2.70% 02/01/27	178,000	180,181
2.95% 02/01/30	104,000	106,137
3.25% 03/01/28 (a)	14,000	14,592
3.55% 03/01/38 (a)	12,000	12,488
3.75% 02/01/50	50,000	53,165
The Cleveland Electric Illuminating Co. 4.55% 11/15/30 (a)(g)	230,000	258,191
The Dow Chemical Co.
4.25% 10/01/34 (a)	66,000	72,859
5.55% 11/30/48	48,000	60,233
The Estee Lauder Companies Inc.
2.38% 12/01/29	70,000	69,980
3.13% 12/01/49	55,000	55,089
The George Washington University 4.13% 09/15/48 (a)	100,000	115,165
The Goldman Sachs Group Inc.
3.50% 11/16/26 (a)	181,000	190,501
3.85% 01/26/27 (a)	30,000	31,936
4.25% 10/21/25 (a)	5,000	5,436
5.15% 05/22/45 (a)	49,000	60,356
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter) 2.88% 10/31/22 (a)(b)	124,000	125,648
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter) 2.91% 06/05/23 (a)(b)	129,000	131,096

	Principal Amount ($)	Fair Value $
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81% 04/23/29 (a)(b)	48,000	51,452
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02% 10/31/38 (a)(b)	56,000	60,888
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22% 05/01/29 (a)(b)	82,000	90,400
The Hartford Financial Services Group Inc.
2.80% 08/19/29	200,000	202,612
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR
4.03% 02/12/47 (a)(b)(g)	120,000	111,938
The Home Depot Inc.
3.50% 09/15/56 (a)	60,000	63,058
3.90% 12/06/28 - 06/15/47 (a)	90,000	101,394
4.50% 12/06/48 (a)	39,000	48,186
The Interpublic Group of Companies Inc.
3.75% 10/01/21 (a)	163,000	167,478
The Kroger Co.
2.95% 11/01/21 (a)	149,000	151,509
4.65% 01/15/48 (a)	33,000	36,080
The Mosaic Co.
5.63% 11/15/43 (a)	14,000	16,565
The Sherwin-Williams Co.
2.75% 06/01/22 (a)	15,000	15,258
3.45% 06/01/27 (a)	4,000	4,231
4.50% 06/01/47 (a)	11,000	12,554
The Southern Co.
3.25% 07/01/26 (a)	30,000	31,147
4.40% 07/01/46 (a)	15,000	16,652
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63% 09/15/31 (a)(b)	100,000	104,888
The Walt Disney Co.
3.38% 11/15/26	16,000	17,136
4.00% 10/01/23	220,000	235,085
4.75% 11/15/46	13,000	16,669
6.65% 11/15/37	94,000	139,635

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	77

Elfun Income Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

The Williams Companies Inc.
3.75% 06/15/27 (a)	16,000	16,694
3.90% 01/15/25 (a)	31,000	32,591
4.85% 03/01/48 (a)	46,000	50,441
4.90% 01/15/45 (a)	21,000	22,695
5.40% 03/04/44 (a)	14,000	15,755
Time Warner Cable LLC
4.50% 09/15/42 (a)	12,000	12,285
6.55% 05/01/37 (a)	42,000	51,975
Total Capital International S.A.
3.46% 02/19/29 (a)	124,000	134,370
TransCanada PipeLines Ltd.
4.25% 05/15/28 (a)	124,000	137,775
4.88% 01/15/26 (a)	20,000	22,436
Transcontinental Gas Pipe Line Company LLC
4.00% 03/15/28 (a)	55,000	58,398
Trinity Health Corp.
3.43% 12/01/48	37,000	36,819
Truist Bank (3.50% fixed rate until 08/02/21; 0.59% + 3 month USD LIBOR thereafter)
3.50% 08/02/22 (b)	93,000	94,995
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80% 12/31/99 (b)	252,000	259,419
TWDC Enterprises 18 Corp.
4.13% 06/01/44 (a)	18,000	21,344
Tyco Electronics Group S.A.
3.13% 08/15/27 (a)	52,000	53,580
Tyson Foods Inc.
4.00% 03/01/26 (a)	175,000	189,478
4.55% 06/02/47 (a)	16,000	18,334
U.S. Bancorp
3.15% 04/27/27 (a)	89,000	93,502
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13% 12/29/49 (a)(b)	166,000	170,553
UBS Group AG (2.86% fixed rate until 08/15/22; 0.95% + 3 month USD LIBOR thereafter)
2.86% 08/15/23 (a)(b)(g)	284,000	288,291
UBS Group AG (3.13% fixed rate until 08/13/29; 1.47% + 3 month USD LIBOR thereafter)
3.13% 08/13/30 (b)(g)	259,000	264,594

	Principal Amount ($)	Fair Value $
UDR Inc.
3.00% 08/15/31	75,000	74,969
Union Pacific Corp.
3.50% 06/08/23 (a)	87,000	91,139
3.60% 09/15/37 (a)	18,000	18,700
4.10% 09/15/67 (a)	37,000	38,189
4.30% 03/01/49 (a)	51,000	58,968
United Technologies Corp.
3.13% 05/04/27 (a)	142,000	148,799
3.65% 08/16/23 (a)	93,000	98,076
3.95% 08/16/25 (a)	34,000	37,100
4.13% 11/16/28 (a)	10,000	11,258
4.15% 05/15/45 (a)	56,000	64,163
4.45% 11/16/38 (a)	45,000	53,187
4.50% 06/01/42 (a)	39,000	46,811
UnitedHealth Group Inc.
4.45% 12/15/48 (a)	92,000	109,934
4.75% 07/15/45 (a)	29,000	35,670
Vale S.A.
5.63% 09/11/42 (a)	29,000	34,044
Valero Energy Corp.
4.00% 04/01/29 (a)	211,000	227,536
Valero Energy Partners LP
4.38% 12/15/26 (a)	100,000	109,132
Ventas Realty LP
3.25% 10/15/26 (a)	67,000	68,829
Verizon Communications Inc.
3.88% 02/08/29 (a)	30,000	33,094
4.33% 09/21/28 (a)	67,000	76,070
4.40% 11/01/34 (a)	98,000	113,985
4.52% 09/15/48 (a)	54,000	64,669
4.67% 03/15/55 (a)	52,000	64,190
4.86% 08/21/46 (a)	212,000	263,249
5.25% 03/16/37 (a)	42,000	52,712
ViacomCBS Inc.
2.90% 01/15/27 (a)	34,000	34,035
3.45% 10/04/26 (a)	47,000	48,003
3.70% 06/01/28 (a)	41,000	42,975
4.38% 03/15/43 (a)	48,000	50,839
5.25% 04/01/44 (a)	12,000	13,955
Virginia Electric & Power Co.
4.00% 11/15/46 (a)	104,000	115,056
Visa Inc.
3.15% 12/14/25 (a)	16,000	16,926
4.30% 12/14/45 (a)	44,000	54,220
Vistra Operations Company LLC
3.55% 07/15/24 (a)(g)	235,000	239,030
Vodafone Group PLC
4.38% 05/30/28 (a)	53,000	58,746
5.25% 05/30/48 (a)	37,000	44,508
Volkswagen Group of America Finance LLC
4.00% 11/12/21 (a)(g)	400,000	413,588

See Notes to Schedules of Investments and Notes to Financial Statements.

78	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

Vornado Realty LP
3.50% 01/15/25 (a)	35,000	36,523
Vulcan Materials Co.
3.90% 04/01/27 (a)	18,000	19,028
Walmart Inc.
3.63% 12/15/47 (a)	43,000	47,645
3.70% 06/26/28 (a)	80,000	88,179
3.95% 06/28/38 (a)	34,000	39,516
4.05% 06/29/48 (a)	56,000	66,520
WEC Energy Group Inc.
3.55% 06/15/25 (a)	58,000	61,573
Wells Fargo & Co.
3.90% 05/01/45 (a)	6,000	6,810
4.15% 01/24/29 (a)	160,000	178,739
4.75% 12/07/46 (a)	162,000	195,045
Wells Fargo & Co. (2.88% fixed rate until 10/30/29; 1.17% + 3 month USD LIBOR thereafter)
2.88% 10/30/30 (b)	46,000	46,352
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20% 06/17/27 (a)(b)	174,000	180,478
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88% 12/29/49 (a,b)	88,000	98,564
Wells Fargo & Co. 3.77% + 3 month USD LIBOR
5.66% 03/29/49 (a)(b)	102,000	103,393
Western Midstream Operating LP
4.00% 07/01/22 (a)	162,000	166,476
5.38% 06/01/21 (a)	166,000	170,856
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11% 07/24/34 (b)	106,000	111,385
Willis North America Inc.
3.60% 05/15/24 (a)	62,000	64,873
WPP Finance 2010
3.75% 09/19/24 (a)	40,000	42,164
WRKCo Inc.
3.00% 09/15/24 (a)	48,000	48,996
Xilinx Inc.
2.95% 06/01/24 (a)	37,000	38,054
Zoetis Inc.
3.00% 09/12/27 (a)	17,000	17,455
3.90% 08/20/28 (a)	53,000	57,485

		69,495,313

	Principal Amount ($)	Fair Value $

Non-Agency Collateralized Mortgage Obligations - 3.4%
Banc of America Commercial Mortgage Trust 2016-UBS10
4.91% 07/15/49 (a)(b)	290,000	310,615
BANK 2018-BNK11
4.36% 03/15/61 (a)(b)	139,000	151,852
BANK 2019-BNK17
4.52% 04/15/52 (a)(b)	122,000	130,687
BX Commercial Mortgage Trust 2018-IND 0.75% + 1 month USD LIBOR
2.49% 11/15/35 (a)(b)(g)	323,527	323,246
Cantor Commercial Real Estate Lending 2019-CF3
3.01% 01/15/53	925,000	949,087
CD 2019-CD8 Mortgage Trust
2.91% 08/15/57	839,000	855,841
Citigroup Commercial Mortgage Trust 2016-P5
2.94% 10/10/49 (a)	399,397	409,351
Citigroup Commercial Mortgage Trust 2016-P6
4.03% 12/10/49 (a)(b)	336,823	361,302
Citigroup Commercial Mortgage Trust 2018-C5
4.51% 06/10/51 (a)(b)	250,000	273,280
COMM 2013-LC13 Mortgage Trust
4.56% 08/10/46 (a)(b)(g)	170,000	182,947
COMM 2014-CR14 Mortgage Trust
4.53% 02/10/47 (a)(b)	240,000	257,222
GS Mortgage Securities Trust 2012-GCJ9
1.95% 11/10/45 (a)(b)(d)	703,232	32,163
GS Mortgage Securities Trust 2016-GS3
2.85% 10/10/49 (a)	333,000	340,837
GS Mortgage Securities Trust 2017-GS8
3.47% 11/10/50 (a)	767,075	810,368
GS Mortgage Securities Trust 2018-GS9
4.14% 03/10/51 (a)(b)	291,000	313,863
Impac CMB Trust 2004-5 0.72% + 1 month USD LIBOR
2.51% 10/25/34 (a)(b)	45,152	44,281
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
1.51% 12/15/47 (a)(b)(d)	586,140	20,404

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	79

Elfun Income Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Fair Value $

JPMBB Commercial Mortgage Securities Trust 2013-C12
4.04% 07/15/45 (a)(b)	125,000	131,340
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.67% 11/15/48 (a)(b)	250,000	262,749
MASTR Alternative Loan Trust 2003-5
5.00% 08/25/18 (a)(d)	1,569	52
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.90% 03/15/48 (a)(b)(d)	3,535,671	127,528
Morgan Stanley Capital I Trust 2006-IQ11
6.07% 10/15/42 (a)(b)	201,687	205,646
UBS Commercial Mortgage Trust 2018-C12
4.79% 08/15/51 (a)(b)	213,000	235,406
Wells Fargo Commercial Mortgage Trust 2015-C26
1.21% 02/15/48 (a)(b)(d)	2,688,530	135,731
Wells Fargo Commercial Mortgage Trust 2019-C50
4.35% 05/15/52 (a)	175,000	183,324
WFRBS Commercial Mortgage Trust 2013-C17
4.26% 12/15/46 (a)	235,000	249,135
WFRBS Commercial Mortgage Trust 2014-LC14
4.35% 03/15/47 (a)(b)	533,000	570,154

		7,868,411

Sovereign Bonds - 1.0%
Government of Chile
3.86% 06/21/47 (a)	200,000	222,838
Government of Colombia
5.00% 06/15/45 (a)	200,000	232,680
Government of Mexico
4.00% 10/02/23	86,000	90,631
4.75% 03/08/44 (a)	200,000	221,184
Government of Panama
3.16% 01/23/30	200,000	206,258
3.87% 07/23/60	200,000	215,494
Government of Peru
5.63% 11/18/50 (a)	105,000	153,538
Government of Philippines
3.95% 01/20/40 (a)	200,000	229,616
Government of Qatar
3.38% 03/14/24 (a)(g)	200,000	209,268
4.82% 03/14/49 (a)(g)	258,000	319,497
Government of Uruguay
5.10% 06/18/50	105,744	127,170

		2,228,174

	Principal Amount ($) or Number of Shares	Fair Value $

Municipal Bonds and Notes - 0.5%
American Municipal Power Inc.
6.27% 02/15/50 (a)	135,000	180,345
Commonwealth of Massachusetts
2.90% 09/01/49	75,000	70,790
New Jersey Transportation Trust Fund Authority
6.88% 12/15/39 (a)	165,000	165,434
Port Authority of New York & New Jersey
4.46% 10/01/62 (a)	220,000	269,632
State of California
4.60% 04/01/38 (a)	200,000	221,600
State of Illinois
5.10% 06/01/33 (a)	95,000	102,413
The University of Texas System
3.35% 08/15/47 (a)	115,000	119,779

		1,129,993

Total Bonds and Notes (Cost $219,066,225)		226,827,180

Domestic Equity - 0.1%
Preferred Stock - 0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $186,475) (a)(b)	7,459	204,302

Total Investments in Securities (Cost $219,252,700)		227,031,482

Short-Term Investments - 18.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.57% (a)(e)(i)	35,778,498	35,778,498
U.S. Treasury Bills 1.47% (e)	8,000,000	7,998,484

Total Short-Term Investments (Cost $43,776,888)		43,776,982

Total Investments (Cost $263,029,588)		270,808,464

Liabilities in Excess of Other Assets, net - (15.9)%		(37,145,845)

NET ASSETS - 100.0%		233,662,619

See Notes to Schedules of Investments and Notes to Financial Statements.

80	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — December 31, 2019

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)

Buy Protection
Markit CDX North America Investment Grade Index	Intercontinental Exchange	$2,853	1.00%/ Quarterly	06/20/24	$(74,363)	$(47,001)	$(27,362)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$7,957	5.00%/ Quarterly	06/20/24	$786,182	$451,199	$334,983

							$307,621

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/ Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation

CME Group, Inc.	$10,655	Pays/Quarterly	3 Month U.S. Dollar LIBOR	3.05%	11/19/21	$(267,899)	$—	$(267,899)
CME Group, Inc.	10,657	Pays/Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	(268,852)	—	(268,852)

								$(536,751)

The Fund had the following long futures contracts open at December 31, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)

2 Yr. U.S. Treasury Notes Futures	March 2020	192	$41,370,849	$41,376,000	$5,151
5 Yr. U.S. Treasury Notes Futures	March 2020	7	828,593	830,266	1,673
10 Yr. U.S. Treasury Notes Futures	March 2020	49	6,329,296	6,292,672	(36,624)

					$(29,800)

The Fund had the following short futures contracts open at December 31, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation

Ultra Long-Term U.S. Treasury Bond Futures	March 2020	5	$(919,112)	$(908,282)	$10,830
U.S. Long Bond Futures	March 2020	19	(3,022,611)	(2,962,219)	60,392
10 Yr. U.S. Treasury Ultra Futures	March 2020	58	(8,249,836)	(8,160,781)	89,055

					$160,277

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	81

Elfun Income Fund

Schedule of Investments, continued — December 31, 2019

During the fiscal year ended December 31, 2019 average notional values related to derivative contracts were as follows:

	Purchased Put Options	Written Put Options	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts	Interest Rate Swap Contracts

Average Notional Value	$3,510	$351	$61,865,987	$11,419,276	$8,623,273	$21,312,326

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At December 31, 2019, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBAs.
(b)

Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(d)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(e)	Coupon amount represents effective yield.
(f)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, these securities amounted to $14,197,103 or 6.08% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees .

(h)	Step coupon bond.
(i)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of December 31, 2019.

Abbreviations:

CMT - Constant Maturity Treasury

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

STRIPS - Separate Trading of Registered Interest and Principal of Security

TBA - To Be Announced

See Notes to Schedules of Investments and Notes to Financial Statements.

82	Elfun Income Fund

Elfun Income Fund

Schedule of Investments, continued — December 31, 2019

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2019:

Fund	Investments	Level 1	Level 2	Level 3	Total

Elfun Income Fund	Investments in Securities

	U.S. Treasuries	$—	$55,412,596	$—	$55,412,596

	Agency Mortgage Backed	—	82,128,206	—	82,128,206

	Agency Collateralized Mortgage Obligations	—	2,249,708	—	2,249,708

	Asset Backed	—	6,314,779	—	6,314,779

	Corporate Notes	—	69,495,313	—	69,495,313

	Non-Agency Collateralized Mortgage Obligations	—	7,868,411	—	7,868,411

	Sovereign Bonds	—	2,228,174	—	2,228,174

	Municipal Bonds and Notes	—	1,129,993	—	1,129,993

	Preferred Stock	204,302	—	—	204,302

	Short-Term Investments	35,778,498	7,998,484	—	43,776,982

	Total Investments in Securities	$35,982,800	$234,825,664	$—	$270,808,464

	Other Financial Instruments

	Credit Default Swap Contracts - Unrealized Appreciation	$—	$334,983	$—	$334,983

	Credit Default Swap Contracts - Unrealized Depreciation	—	(27,362)	—	(27,362)

	Interest Rate Swap Contracts - Unrealized Depreciation	—	(536,751)	—	(536,751)

	Long Futures Contracts - Unrealized Appreciation	6,824	—	—	6,824

	Long Futures Contracts - Unrealized Depreciation	(36,624)	—	—	(36,624)

	Short Futures Contracts - Unrealized Appreciation	160,277	—	—	160,277

	Total Other Financial Instruments	$130,477	$(229,130)	$—	$(98,653)

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	41,181,071	$41,181,071	$128,245,890	$133,648,463	$—	$—	35,778,498	$35,778,498	$1,118,847

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Income Fund	83

Elfun Government Money Market Fund

Management’s Discussion of Fund Performance — December 31, 2019 (Unaudited)

The Elfun Government Money Market Fund (the “Fund”) seeks a high level of current income consistent with prudent investment management and the preservation of capital. The Fund’s benchmark is the Daily-Linked 90- Day T-Bill (the “Index”).

For the 12-month period ended December 31, 2019 (the “Reporting Period”), the total return for the Fund was 1.99%, and the Index was 2.12%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Federal Reserve’s (the “Fed”) mid-cycle adjustment easing monetary policy was a primary driver of the Fund’s performance during the Reporting Period. The Fed’s three 25 basis point rate cuts brought the target interest rate range to 150-175 basis points and saw money market yields follow accordingly. Three month bill yields fell from approximately 2.36% at year-end 2018 to just under 1.55% at year-end 2019. A negatively sloped London Interbank Offering Rate (LIBOR) curve and the Fed’s action to inject liquidity into the market following a spike in repo rates in September were also notable drivers of the Fund’s performance.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

84	Elfun Government Money Market Fund

Elfun Government Money Market Fund

Understanding Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2019.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value July 1, 2019	$1,000.00	$1,000.00
Ending Account Value December 31, 2019	$1,009.00	$1,024.00
Expenses Paid During the Period*	$1.22	$1.22

*

Expenses are equal to the Fund’s annualized expense ratio of 0.24%** (for the period July 1, 2019-December 31, 2019), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

Elfun Government Money Market Fund	85

Elfun Government Money Market Fund

Performance Summary — December 31, 2019 (Unaudited)

Sector Allocation

Portfolio composition as a % of Investments of $128,669 (in thousands) on December 31, 2019 (a)

Average Annual Total Return For the Periods Ended December 31, 2019

(Inception date: 6/13/90)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment

Elfun Government Money Market Fund	1.99%	0.85%	0.46%	$10,465

Daily-linked 90-Day T-Bill	2.12%	1.08%	0.58%	$10,560

(a)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

86	Elfun Government Money Market Fund

Elfun Government Money Market Fund

Performance Summary, continued — December 31, 2019 (Unaudited)

See Notes to Performance beginning on page 1 for further information.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

An investment in the Elfun Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the Fund.

Elfun Government Money Market Fund	87

Elfun Government Money Market Fund

Schedule of Investments — December 31, 2019

	Principal Amount ($)	Amortized Cost $

Short-Term Investments - 100.1%†
U.S. Treasuries - 26.9%
U.S. Treasury Bills 1.52% 01/07/20 (a)	500,000	499,896
1.58% 03/26/20 - 05/14/20 (a)	1,650,000	1,641,925
1.60% 06/25/20 (a)	650,000	645,039
1.63% 01/28/20 (a)	3,300,000	3,296,187
1.65% 04/30/20 (a)	500,000	497,339
1.67% 04/30/20 (a)	500,000	497,306
1.85% 04/02/20 (a)	250,000	248,859
1.86% 01/02/20 (a)	250,000	250,000
1.87% 01/02/20 - 03/12/20 (a)	2,350,000	2,342,721
1.88% 02/06/20 - 02/20/20 (a)	2,500,000	2,494,097
1.90% 03/26/20 (a)	1,000,000	995,660
1.92% 03/19/20 (a)	1,000,000	995,979
2.06% 01/16/20 (a)	500,000	499,609
2.08% 01/02/20 - 01/30/20 (a)	800,000	799,209
2.09% 01/02/20 (a)	700,000	700,000
2.13% 01/09/20 (a)	1,000,000	999,596
U.S. Treasury Notes
1.13% 03/31/20 - 04/30/20 (a)	1,500,000	1,497,574
1.38% 01/31/20 - 08/31/20 (a)	589,000	588,361
2.50% 06/30/20 (a)	500,000	502,209
2.88% 10/31/20 (a)	1,000,000	1,010,140
3.50% 05/15/20 (a)	2,200,000	2,215,115
U.S. Treasury Notes 3 month Treasury Money Market Yield + 0.00% 1.53% 01/31/20 (b)	1,975,000	1,974,882
U.S. Treasury Notes 3 month Treasury Money Market Yield + 0.03% 1.56% 04/30/20 (b)	2,380,000	2,379,363
U.S. Treasury Notes 3 month Treasury Money Market Yield + 0.04% 1.57% 07/31/20 (b)	2,100,000	2,099,189
U.S. Treasury Notes 3 month Treasury Money Market Yield + 0.05% 1.57% 10/31/20 (b)	1,750,000	1,749,187
U.S. Treasury Notes 3 month Treasury Money Market Yield + 0.12% 1.64% 01/31/21 (b)	900,000	899,654
U.S. Treasury Notes 3 month Treasury Money Market Yield + 0.14% 1.66% 04/30/21 (b)	1,600,000	1,598,373
U.S. Treasury Notes 3 month Treasury Money Market Yield + 0.22% 1.75% 07/31/21 (b)	200,000	199,905

	Principal Amount ($)	Amortized Cost $
U.S. Treasury Notes 3 month Treasury Money Market Yield + 0.30% 1.83% 10/31/21 (b)	500,000	500,270

		34,617,644

U.S. Government Agency Obligations - 45.2%
Fannie Mae Discount Notes 1.58% 03/04/20 (a)	1,300,000	1,296,523
Federal Farm Credit Banks 1 month USD LIBOR - 0.00% 1.74% 11/12/20 (b)	600,000	599,948
1.79% 04/23/20 (b)	630,000	629,996
Federal Farm Credit Banks 1 month USD LIBOR - 0.01% 1.78% 03/25/20 (b)	1,100,000	1,099,974
Federal Farm Credit Banks 1 month USD LIBOR - 0.02% 1.70% 06/10/20 (b)	700,000	699,985
1.77% 05/22/20 (b)	400,000	399,994
Federal Farm Credit Banks 1 month USD LIBOR - 0.05% 1.69% 09/16/20 (b)	300,000	299,991
1.74% 02/25/20 (b)	400,000	399,995
Federal Farm Credit Banks 3 month USD LIBOR + 0.11% 1.64% 12/28/20 (b)	1,000,000	999,304
Federal Farm Credit Banks SOFR + 0.04% 1.58% 09/11/20 (b)	300,000	300,000
Federal Farm Credit Discount Notes 1.88% 02/24/20 (a)	800,000	797,833
Federal Home Loan Bank Discount Notes 1.57% 02/05/20 (a)	1,000,000	998,539
1.60% 02/21/20 - 03/13/20 (a)	2,200,000	2,194,276
1.61% 03/04/20 - 03/20/20 (a)	2,000,000	1,994,186
1.62% 02/14/20 (a)	1,200,000	1,197,721
1.63% 05/27/20 (a)	1,200,000	1,192,262
1.66% 04/08/20 (a)	1,000,000	995,635
1.68% 01/22/20 (a)	1,000,000	999,083
1.69% 04/13/20 (a)	1,000,000	995,325
1.71% 01/15/20 (a)	1,000,000	999,393
1.72% 01/03/20 (a)	1,000,000	999,953
1.88% 03/27/20 (a)	500,000	497,834
1.93% 03/20/20 (a)	500,000	497,952
Federal Home Loan Banks 1.62% 03/02/20 - 06/26/20 (a)	2,900,000	2,899,884
1.69% 07/14/20 (a)	1,000,000	1,000,000
1.74% 07/09/20 (a)	500,000	500,000
1.93% 06/12/20 (a)	1,000,000	1,000,000

See Notes to Schedules of Investments and Notes to Financial Statements.

88	Elfun Government Money Market Fund

Elfun Government Money Market Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Amortized Cost $

1.94% 09/04/20 (a)	1,000,000	1,000,000
1.95% 06/17/20 (a)	1,000,000	1,000,000
2.07% 01/17/20 (a)	900,000	899,990
2.38% 03/30/20 (a)	1,000,000	1,001,189
2.63% 05/28/20 (a)	500,000	502,007
Federal Home Loan Banks 1 month USD LIBOR - 0.02% 1.69% 01/06/20 (b)	850,000	850,000
Federal Home Loan Banks 1 month USD LIBOR - 0.03% 1.68% 08/07/20 (b)	1,000,000	1,000,000
1.69% 01/11/21 (b)	500,000	500,000
Federal Home Loan Banks 1 month USD LIBOR - 0.04% 1.72% 12/17/20 (b)	500,000	500,000
Federal Home Loan Banks SOFR + 0.01% 1.55% 01/24/20 (b)	1,000,000	1,000,000
Federal Home Loan Banks SOFR + 0.02% 1.56% 02/21/20 - 05/22/20 (b)	1,500,000	1,500,000
Federal Home Loan Banks SOFR + 0.03% 1.57% 11/06/20 (b)	1,000,000	1,000,000
Federal Home Loan Banks SOFR + 0.04% 1.58% 02/21/20 (b)	600,000	600,000
Federal Home Loan Banks SOFR + 0.06% 1.60% 05/06/20 (b)	300,000	300,000
Federal Home Loan Banks SOFR + 0.07% 1.61% 03/27/20 (b)	1,300,000	1,300,000
Federal Home Loan Banks SOFR + 0.08% 1.62% 05/11/20 (b)	1,000,000	1,000,000
Federal Home Loan Banks SOFR + 0.10% 1.64% 12/23/20 (b)	500,000	500,000
Federal Home Loan Banks SOFR + 0.12% 1.66% 10/07/20 (b)	500,000	500,000
Federal Home Loan Banks SOFR + 0.13% 1.67% 10/16/20 (b)	1,500,000	1,500,000
Federal Home Loan Mortgage Corp. 2.50% 04/23/20 (a)	700,000	701,322
1.88% 11/17/20 (a)	1,000,000	1,001,962
Federal Home Loan Mortgage Corp. SOFR + 0.00% 1.54% 02/12/20 (b)	1,000,000	1,000,000

	Principal Amount ($)	Amortized Cost $
Federal Home Loan Mortgage Corp. SOFR + 0.01% 1.55% 05/13/20 (b)	3,000,000	2,999,734
Federal Home Loan Mortgage Corp. SOFR + 0.02% 1.56% 02/28/20 - 11/20/20 (b)	3,800,000	3,799,848
Federal Home Loan Mortgage Corp. SOFR + 0.03% 1.57% 05/08/20 (b)	1,050,000	1,050,000
Federal Home Loan Mortgage Corp. SOFR + 0.04% 1.58% 09/10/20 (b)	1,000,000	1,000,000
Federal National Mortgage Assoc. SOFR + 0.04% 1.58% 01/29/21 (b)	1,000,000	1,000,000
Federal National Mortgage Assoc. SOFR + 0.08% 1.62% 10/30/20 (b)	450,000	450,000
Freddie Mac Discount Notes 1.60% 05/19/20 (a)	400,000	397,593
Freddie Mac Discount Notes 1.58% 03/19/20 (a)	1,000,000	996,685
1.92% 01/03/20 (a)	700,000	699,963

		58,035,879

Repurchase Agreements - 28.0%
BNP Paribas S.A. U.S. Treasury Repo 1.55% dated 12/31/19, to be repurchased at $10,000,861 on 01/02/20, collateralized by $732,529 U.S. Treasury Bonds, 0.75% to 2.88% maturing from 02/15/45 to 08/15/45, collateralized by $3,848,291 U.S. Treasury Notes, 0.13% to 2.75% maturing from 02/29/20 to 07/15/29, collateralized by $5,619,179 U.S. Treasury Strips, 0.00% maturing from 05/15/24 to 11/15/45. 01/02/20	10,000,000	10,000,000
Citigroup Global Markets, Inc. U.S. Treasury Repo 1.55% dated 12/31/19, to be repurchased at $7,000,603 on 02/01/20, collateralized by $7,107,505 U.S. Treasury Bonds, 1.38% to 3.63% maturing from 02/15/44 to 08/15/44, collateralized by $32,578 U.S. Treasury Note, 1.68% maturing on 01/31/21. 01/02/20	7,000,000	7,000,000

See Notes to Schedules of Investments and Notes to Financial Statements.

Elfun Government Money Market Fund	89

Elfun Government Money Market Fund

Schedule of Investments, continued — December 31, 2019

	Principal Amount ($)	Amortized Cost $

Merrill Lynch, Pierce, Fenner & Smith, Inc. U.S. Treasury Repo 1.55% dated 12/31/19, to be repurchased at $9,015,776 on 01/02/20, collateralized by $9,195,409 U.S. Treasury Note, 1.63% maturing on 11/30/26. 01/02/20	9,015,000	9,015,000
Standard Chartered PLC U.S. Treasury Repo 1.55% dated 12/31/19, to be repurchased at $10,000,861 on 01/02/20, collateralized by $1,470 U.S. Treasury Bill, 2.75% maturing on 07/31/23, collateralized by $3,762,520 U.S. Treasury Bonds, 0.00% to 4.50% maturing from 03/26/20 to 05/15/49, collateralized by $5,749,304 U.S. Treasury Notes, 0.13% to 2.88% maturing from 04/15/20 to 11/15/49, collateralized by $686,706 Federal National Mortgage Association, 4.00% maturing on 10/01/47. 01/02/20	10,000,000	10,000,000

		36,015,000

Total Short-Term Investments (Cost $128,668,523)		128,668,523

Liabilities in Excess of Other Assets, net - (0.1)%		(107,856)

NET ASSETS - 100.0%		128,560,667

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Coupon amount represents effective yield.
(b)

Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

†	Percentages are based on net assets as of December 31, 2019.

Abbreviations:

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2019:

Fund	Investments	Level 1	Level 2	Level 3	Total

Elfun Government Money Market Fund	Investments in Securities

	U.S. Treasuries	$—	$34,617,644	$—	$34,617,644

	U.S. Government Agency Obligations	—	58,035,879	—	58,035,879

	Repurchase Agreements	—	36,015,000	—	36,015,000

	Total Investments in Securities	$—	$128,668,523	$—	$128,668,523

See Notes to Schedules of Investments and Notes to Financial Statements.

90	Elfun Government Money Market Fund

Elfun International Equity Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/19	12/31/18	12/31/17	12/31/16		12/31/15*
Inception date						1/1/88

Net asset value, beginning of period	$18.51	$22.68	$18.73	$19.31		$19.70

Income/(loss) from investment operations:
Net investment income	0.43 (a)	0.45 (a)	0.34 (a)	0.41		0.34
Net realized and unrealized gains/(losses) on investments	5.15	(4.16)	3.96	(0.58)		(0.37)

Total income/(loss) from investment operations	5.58	(3.71)	4.30	(0.17)		(0.03)

Less distributions from:
Net investment income	0.40	0.46	0.35	0.41		0.36

Total distributions	0.40	0.46	0.35	0.41		0.36

Net asset value, end of period	$23.69	$18.51	$22.68	$18.73		$19.31

Total Return(b)	30.14%	(16.33)%	22.99%	(0.86)%		(0.18)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$199,123	$183,982	$237,769	$208,044		$234,448

Ratios to average net assets:
Net expenses	0.38%	0.36%	0.36%	0.37	%(c)(d)	0.35%
Gross expenses	0.38%	0.36%	0.36%	0.43	%(c)(d)	0.35%
Net investment income	2.02%	2.06%	1.64%	2.11%		1.59%
Portfolio turnover rate	15%	27%	30%	33%		24%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(c)	Reflects a voluntary reimbursement of other operating expenses by GE Asset Management, Inc., the Fund’s investment adviser and administrator prior to July 1, 2016.
(d)	The net and gross expense ratios include the refunded custody expense. Without the effect of the refunded custody expense, the net and gross ratio would have been 0.40% and 0.47%, respectively.
*	Beginning with the year ended December 31, 2016, the Funds were audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	91

Elfun Trusts

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15*
Inception date					5/27/35

Net asset value, beginning of period	$50.14	$60.36	$53.23	$54.59	$58.02

Income/(loss) from investment operations:
Net investment income	0.71 (a)	0.74 (a)	0.76 (a)	0.81	0.80
Net realized and unrealized gains/(losses) on investments	17.15	(2.85)	12.88	2.54	0.25

Total income/(loss) from investment operations	17.86	(2.11)	13.65	3.35	1.05

Less distributions from:
Net investment income	0.67	0.76	0.78	0.79	0.80
Net realized gains	5.17	7.35	5.74	3.92	3.68

Total distributions	5.84	8.11	6.52	4.71	4.48

Net asset value, end of period	$62.16	$50.14	$60.36	$53.23	$54.59

Total Return(b)	35.57%	(3.39)%	25.61%	6.08%	1.70%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$2,979,222	$2,427,667	$2,737,919	$2,331,966	$2,364,319

Ratios to average net assets:
Net expenses	0.18%	0.19%	0.18%	0.18%	0.16%
Gross expenses	0.18%	0.19%	0.18%	0.18%	0.16%
Net investment income	1.20%	1.17%	1.25%	1.43%	1.32%
Portfolio turnover rate	17%	18%	16%	15%	11%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
*	Beginning with the year ended December 31, 2016, the Funds were audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

92	Financial Highlights

Elfun Diversified Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/19	12/31/18	12/31/17	12/31/16		12/31/15*
Inception date						1/1/88

Net asset value, beginning of period	$17.02	$18.60	$17.91	$17.50		$18.78

Income/(loss) from investment operations:
Net investment income	0.41 (a)	0.42 (a)	0.43 (a)	0.38		0.34
Net realized and unrealized gains/(losses) on investments	2.93	(1.45)	2.32	0.58		(0.57)

Total income/(loss) from investment operations	3.34	(1.03)	2.75	0.96		(0.23)

Less distributions from:
Net investment income	0.42	0.43	0.46	0.36		0.34
Net realized gains	0.40	0.12	1.60	0.19		0.71

Total distributions	0.82	0.55	2.06	0.55		1.05

Net asset value, end of period	$19.54	$17.02	$18.60	$17.91		$17.50

Total Return(b)	19.58%	(5.51)%	15.40%	5.48%		(1.25)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$199,011	$181,943	$209,939	$198,938		$209,688

Ratios to average net assets:
Net expenses	0.30%	0.33%	0.40%	0.39	%(c)	0.37%
Gross expenses	0.30%	0.33%	0.40%	0.39	%(c)	0.37%
Net investment income	2.20%	2.26%	2.23%	1.98%		1.69%
Portfolio turnover rate	162%	72%	186%	116%		123%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(c)	The net and gross expense ratios include the refunded custody expense (See Note 6). Without the effect of the refunded custody expense, the ratios would have been 0.45%.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	93

Elfun Tax-Exempt Income Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15*
Inception date					1/1/80

Net asset value, beginning of period	$11.19	$11.55	$11.48	$11.88	$11.97

Income/(loss) from investment operations:
Net investment income	0.38 (a)	0.46 (a)	0.46 (a)	0.46	0.46
Net realized and unrealized gains/(losses) on investments	0.41	(0.36)	0.07	(0.40)	(0.09)

Total income from investment operations	0.79	0.10	0.53	0.06	0.37

Less distributions from:
Net investment income	0.44	0.46	0.46	0.46	0.46

Total distributions	0.44	0.46	0.46	0.46	0.46

Net asset value, end of period	$11.54	$11.19	$11.55	$11.48	$11.88

Total Return(b)	7.13%	0.90%	4.71%	0.42%	3.21%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,377,821	$1,376,980	$1,471,350	$1,495,248	$1,588,272

Ratios to average net assets:
Net expenses	0.20%	0.21%	0.20%	0.20%	0.18%
Gross expenses	0.20%	0.21%	0.20%	0.20%	0.18%
Net investment income	3.35%	4.06%	4.00%	3.84%	3.92%
Portfolio turnover rate	25%	18%	26%	31%	22%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
*	Beginning with the year ended December 31, 2016, the Funds were audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

94	Financial Highlights

Elfun Income Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/19	12/31/18	12/31/17	12/31/16	12/31/15*
Inception date					12/31/84

Net asset value, beginning of period	$11.02	$11.44	$11.28	$11.26	$11.57

Income/(loss) from investment operations:
Net investment income	0.32 (a)	0.32 (a)	0.29 (a)	0.30	0.32
Net realized and unrealized gains/(losses) on investments	0.73	(0.41)	0.15	0.09	(0.29)

Total income/(loss) from investment operations	1.05	(0.09)	0.44	0.39	0.03

Less distributions from:
Net investment income	0.33	0.33	0.28	0.28	0.32
Net realized gains	—	—	—	0.09	0.02

Total distributions	0.33	0.33	0.28	0.37	0.34

Net asset value, end of period	$11.74	$11.02	$11.44	$11.28	$11.26

Total Return(b)	9.50%	(0.80)%	3.90%	3.52%	0.22%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$233,663	$229,477	$261,189	$276,142	$289,872

Ratios to average net assets:
Net expenses	0.29%	0.34%	0.33%	0.31%	0.28%
Gross expenses	0.29%	0.34%	0.33%	0.31%	0.28%
Net investment income	2.77%	2.88%	2.54%	2.63%	2.71%
Portfolio turnover rate	107%	207%	299%	238%	278%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
*	Beginning with the year ended December 31, 2016, the Funds were audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	95

Elfun Government Money Market Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/19	12/31/18	12/31/17	12/31/16		12/31/15*
Inception date						6/13/90

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00

Income/(loss) from investment operations:
Net investment income	0.02 (a)	0.02 (a)	0.01 (a)	0.00	(b)	—

Total income from investment operations	0.02	0.02	0.01	0.00	(b)	—

Less distributions from:
Net investment income	0.02	0.02	0.01	0.00	(b)	0.00	(b)
Net realized gains	—	—	0.00 (b)	—		—

Total distributions	0.02	0.02	0.01	0.00	(b)	0.00	(b)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00		$1.00

Total Return(c)	1.99%	1.55%	0.58%	0.06%		0.08%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$128,561	$104,275	$109,828	$111,339		$129,039

Ratios to average net assets:
Net expenses	0.26%	0.32%	0.34%	0.49	%(e)	0.09	%(d)
Gross expenses	0.26%	0.32%	0.34%	0.49	%(e)	0.25%
Net investment income (loss)	1.96%	1.53%	0.56%	(0.11	)%(e)	—%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Rounds to less than $0.005.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(d)	Reflects a voluntary waiver of management fees and/or subsidy of certain expenses by GEAM, the adviser and administrator of the Fund prior to July 1, 2016.
(e)	Ratio includes income tax expense. Without this expense, the net and gross expense ratios would have been 0.33% and the net investment income ratio would have been 0.05%.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

The accompanying Notes are an integral part of these financial statements.

96	Financial Highlights

This page has been intentionally left blank.

Elfun Funds

Statements of Assets and Liabilities — December 31, 2019

	Elfun International Equity Fund	Elfun Trusts
Assets
Investments in securities, at fair value (cost $137,388,023; $1,565,903,159; $115,137,717; $1,268,837,699; $219,252,700 and $0, respectively)	$192,306,375	$2,892,829,537
Investments in affiliated securities, at fair value (cost $0; $0; $47,998,327; $0; $0 and $0, respectively)	—	—
Short-term investments, at fair value (cost $0; $0; $2,789,006; $0; $7,998,390 and $92,653,523, respectively)	—	—
Short-term affiliated investments, at fair value	6,197,070	83,003,349
Repurchase agreements	—	—
Cash	—	—
Net cash collateral on deposit with broker for future contracts	139,714	—
Foreign currency (cost $5,310; $0; $14,761; $0; $0 and $0, respectively)	5,311	—
Receivable for investments sold	—	—
Income receivables	625,995	4,270,242
Receivable for fund shares sold	4,317	345,411
Income receivable from affiliated investments	5,032	83,319
Receivable for accumulated variation margin on swap contracts	—	—
Receivable for accumulated variation margin on futures contracts	6,850	—
Other assets	—	22,996

Total assets	199,290,664	2,980,554,854

Liabilities
Distribution payable to shareholders	—	—
Due to custodian	—	11,418
Net cash collateral on futures contracts due to broker	—	—
Net cash collateral on swap contracts due to broker	—	—
Payable for investments purchased	—	—
Payable for fund shares redeemed	1,982	816,207
Payable for accumulated variation margin on swap contracts	—	—
Payable for accumulated variation margin on futures contracts	—	—
Payable to the Adviser	35,099	353,881
Payable for custody, fund accounting and sub-administration fees	10,460	29,525
Accrued other expenses	24,578	121,440
Accrued foreign capital gains tax	95,190	—

Total liabilities	167,309	1,332,471

Net Assets	$199,123,355	$2,979,222,383

Net Assets Consist of:
Capital paid in	$154,339,059	$1,639,331,357
Total distributable earnings (loss)	$44,784,296	$1,339,891,026

Net Assets	$199,123,355	$2,979,222,383

Shares outstanding (Par value $10; $10; $10; $10; $10; and $1, respectively; unlimited shares authorized)	8,403,753	47,928,974
Net asset value, offering and redemption price per share	$23.69	$62.16

The accompanying Notes are an integral part of these financial statements.

98	Statements of Assets and Liabilities

Elfun Diversified Fund	Elfun Tax-Exempt Income Fund	Elfun Income Fund	Elfun Government Money Market Fund

$137,160,261	$1,352,944,890	$227,031,482	$—
53,112,119	—	—	—
2,789,006	—	7,998,484	92,653,523
20,765,085	17,584,856	35,778,498	—
—	—	—	36,015,000
—	—	—	623
28,051	—	—	—
15,160	—	—	—
3,470,420	—	11,191,511	—
452,092	17,264,655	1,250,077	—
349	202,981	36,141	233,338
31,190	25,206	56,675	156,325
239,702	—	800,547	—
—	—	131,238	—
1,597	—	1,925	939

218,065,032	1,388,022,588	284,276,578	129,059,748

—	1,322,716	119,009	16,166
2,278	—	4,741	—
—	—	121,419	—
87,441	—	166,205	—
18,652,859	8,451,366	49,354,027	—
74,103	189,043	60,825	441,105
152,363	—	638,487	—
7,489	—	—	—
26,996	181,148	28,866	10,585
24,924	12,504	91,302	4,649
26,031	45,242	29,078	26,576
—	—	—	—

19,054,484	10,202,019	50,613,959	499,081

$199,010,548	$1,377,820,569	$233,662,619	$128,560,667

$171,415,998	$1,331,572,573	$227,388,284	$128,560,667
$27,594,550	$46,247,996	$6,274,335	$—

$199,010,548	$1,377,820,569	$233,662,619	$128,560,667

10,187,188	119,370,147	19,910,709	128,561,380
$19.54	$11.54	$11.74	$1.00

The accompanying Notes are an integral part of these financial statements.

Statements of Assets and Liabilities	99

Elfun Funds

Statements of Operations — For the year ended December 31, 2019

	Elfun International Equity Fund	Elfun Trusts
Investment Income
Income
Dividend	$5,210,869	$36,679,455
Interest	—	—
Income from affiliated investments	81,822	1,351,922
Less: Foreign taxes withheld	(568,241)	(44,095)

Total income	4,724,450	37,987,282

Expenses
Advisory and administration fees	413,223	3,854,072
Blue Sky fees	27,782	32,212
Transfer agent fees	110,898	471,964
Trustees’ fees	19,509	60,472
Custody, fund accounting and sub-administration fees	83,199	347,756
Professional fees	55,994	80,167
Printing and shareholder reports	32,009	125,242
Other expenses	12,689	82,616

Total expenses before waivers	755,303	5,054,501

Fees waived and/or recouped by the adviser	—	—

Total expenses	755,303	5,054,501

Net investment income	$3,969,147	$32,932,781

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$(2,676,568)	$239,548,391
Affiliated investments	—	—
Futures	(216,961)	—
Written options	—	—
Swap contracts	—	—
Foreign currency transactions	14,588	—
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	49,810,726	557,369,993
Affiliated investments	—	—
Futures	6,789	—
Swap contracts	—	—
Foreign currency translations	8,959	—

Net realized and unrealized gain (loss) on investments	46,947,533	796,918,384

Net Increase in Net Assets Resulting from Operations	$50,916,680	$829,851,165

The accompanying Notes are an integral part of these financial statements.

100	Statements of Operations

Elfun Diversified Fund	Elfun Tax-Exempt Income Fund	Elfun Income Fund	Elfun Government Money Market Fund

$1,360,397	$62	$10,386	$—
1,500,636	49,128,708	6,003,333	2,583,283
1,966,181	291,684	1,118,847	—
—	—	—	—

4,827,214	49,420,454	7,132,566	2,583,283

328,515	2,223,985	396,598	116,569
29,302	30,434	28,773	19,499
92,980	206,125	109,584	61,672
19,386	38,870	20,138	18,242
24,156	181,141	29,162	28,300
64,085	53,500	41,536	28,114
20,609	61,349	39,568	30,253
5,198	32,790	5,737	1,477

584,231	2,828,194	671,096	304,126

(1,687)	—	(3,849)	—

582,544	2,828,194	667,247	304,126

$4,244,670	$46,592,260	$6,465,319	$2,279,157

$3,627,136	$2,543,876	$4,572,317	$72
228,323	—	—	—
478,712	(38,889)	973,970	—
848	—	3,021	—
17,151	—	8,185	—
(289)	—	—	—

17,678,836	46,694,908	9,468,998	—
8,250,012	—	—	—
(190,997)	—	(491,783)	—
55,391	—	135,839	—
1,080	—	—	—

30,146,203	49,199,895	14,670,547	72

$34,390,873	$95,792,155	$21,135,866	$2,279,229

The accompanying Notes are an integral part of these financial statements.

Statements of Operations	101

Elfun Funds

Statements of Changes in Net Assets

	Elfun International Equity Fund		Elfun Trusts
	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018
Increase (Decrease) in Net Assets

Operations:
Net investment income	$3,969,147	$4,608,952	$32,932,781	$32,702,525
Net realized gain (loss) on investments, futures, swap contracts, options contracts, and foreign currency related transactions	(2,878,941)	2,994,695	239,548,391	313,947,889
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures, swap contracts and foreign currency translations	49,826,474	(44,660,948)	557,369,993	(427,642,446)

Net increase (decrease) from operations	50,916,680	(37,057,301)	829,851,165	(80,992,032)

Distributions to shareholders:
Total distributions	(3,308,378)	(4,494,291)	(260,239,907)	(346,605,889)

Increase (decrease) in assets from operations and distributions	47,608,302	(41,551,592)	569,611,258	(427,597,921)

Share transactions:
Proceeds from sale of shares	1,338,896	3,187,752	33,246,104	53,658,651
Value of distributions reinvested	2,803,168	3,868,438	209,686,670	278,812,837
Cost of shares redeemed	(36,608,980)	(19,291,445)	(260,989,132)	(215,125,396)

Net increase (decrease) from share transactions	(32,466,916)	(12,235,255)	(18,056,358)	117,346,092

Total increase (decrease) in net assets	15,141,386	(53,786,847)	551,554,900	(310,251,829)

Net Assets
Beginning of year	183,981,969	237,768,816	2,427,667,483	2,737,919,312

End of year	$199,123,355	$183,981,969	$2,979,222,383	$2,427,667,483

Changes in Fund Shares
Shares sold	61,930	142,810	559,128	886,867
Issued for distributions reinvested	117,978	211,506	3,359,088	5,602,033
Shares redeemed	(1,714,834)	(899,037)	(4,408,014)	(3,429,325)

Net increase (decrease) in fund shares	(1,534,926)	(544,721)	(489,798)	3,059,575

The accompanying Notes are an integral part of these financial statements.

102	Statements of Changes in Net Assets

Elfun Diversified Fund		Elfun Tax-Exempt Income Fund
Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018

$4,244,670	$4,557,788	$46,592,260	$57,447,561
4,351,881	1,112,797	2,504,987	(2,154,716)
25,794,322	(16,461,988)	46,694,908	(43,488,260)

34,390,873	(10,791,403)	95,792,155	11,804,585

(8,007,411)	(5,726,511)	(53,093,761)	(57,447,575)

26,383,462	(16,517,914)	42,698,394	(45,642,990)

6,924,567	5,751,778	37,744,180	52,101,473
7,016,606	4,986,474	36,589,427	39,620,528
(23,257,310)	(22,216,449)	(116,191,472)	(140,449,316)

(9,316,137)	(11,478,197)	(41,857,865)	(48,727,315)

17,067,325	(27,996,111)	840,529	(94,370,305)

181,943,223	209,939,334	1,376,980,040	1,471,350,345

$199,010,548	$181,943,223	$1,377,820,569	$1,376,980,040

362,413	312,332	3,301,456	4,614,192
358,356	294,883	3,188,172	3,522,242
(1,226,639)	(1,199,520)	(10,136,364)	(12,474,273)

(505,870)	(592,305)	(3,646,736)	(4,337,839)

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	103

Elfun Funds

Statements of Changes in Net Assets

	Elfun Income Fund		Elfun Government Money Market Fund
	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2019	Year Ended December 31, 2018
Increase (Decrease) in Net Assets

Operations:
Net investment income	$6,465,319	$6,939,136	$2,279,157	$1,556,972
Net realized gain (loss) on investments, futures, swap contracts, options contracts, and foreign currency related transactions	5,557,493	(5,426,673)	72	(3)
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	9,113,054	(3,757,452)	—	—

Net increase (decrease) from operations	21,135,866	(2,244,989)	2,279,229	1,556,969

Distributions to shareholders:
Total distributions	(6,631,821)	(7,065,178)	(2,279,939)	(1,556,972)

Increase (decrease) in assets from operations and distributions	14,504,045	(9,310,167)	(710)	(3)

Share transactions:
Proceeds from sale of shares	10,978,969	10,263,456	75,378,874	49,255,283
Value of distributions reinvested	5,078,985	5,368,470	2,130,041	1,430,523
Cost of shares redeemed	(26,376,400)	(38,033,816)	(53,222,553)	(56,238,963)

Net increase (decrease) from share transactions	(10,318,446)	(22,401,890)	24,286,362	(5,553,157)

Total increase (decrease) in net assets	4,185,599	(31,712,057)	24,285,652	(5,553,160)

Net Assets
Beginning of year	229,477,020	261,189,077	104,275,015	109,828,175

End of year	$233,662,619	$229,477,020	$128,560,667	$104,275,015

Changes in Fund Shares
Shares sold	949,477	925,381	75,378,874	49,255,283
Issued for distributions reinvested	440,756	485,128	2,130,041	1,430,523
Shares redeemed	(2,296,448)	(3,427,061)	(53,222,553)	(56,238,963)

Net increase (decrease) in fund shares	(906,215)	(2,016,552)	24,286,362	(5,553,157)

The accompanying Notes are an integral part of these financial statements.

104	Statements of Changes in Net Assets

Elfun Funds

Notes to Financial Statements — December 31, 2019

1.	Organization of the Funds

The Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Government Money Market Fund (each, a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Under each Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.

Notes to Financial Statements	105

Elfun Funds

Notes to Financial Statements, continued — December 31, 2019

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2019 is disclosed in each Fund’s Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not Fund specific are allocated pro rata across the Funds.

106	Notes to Financial Statements

Elfun Funds

Notes to Financial Statements, continued — December 31, 2019

Foreign Currency Translation  The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes  The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2019, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

3.	Securities and Other Investments

Delayed Delivery Transactions and When-Issued Securities  During the period, the Elfun Diversified Fund and Elfun Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the applicable Fund’s Schedule of Investments. A Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, a Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions  Certain Funds may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

A Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, a Fund will enter into TBA transactions only with established counterparties. A Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

Repurchase Agreements  Certain Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to a Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s the principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

Notes to Financial Statements	107

Elfun Funds

Notes to Financial Statements, continued — December 31, 2019

As of December 31, 2019, the Elfun Government Money Market Fund had invested in repurchase agreements with the gross values of $36,015,000 and associated collateral equal to $36,735,492.

4.	Derivative Financial Instruments

Futures Contracts  Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

During the fiscal year ended December 31, 2019, the following Funds entered into futures contracts for strategies listed below:

Funds	Strategies
Elfun International Equity Fund	Equitization of Cash
Elfun Diversified Fund	Management of Interest Rate Risk and Equitization of Cash
Elfun Income Fund	Management of Interest Rate Risk

Credit Default Swaps  During the fiscal year ended December 31, 2019, the Elfun Diversified Fund and Elfun Income Fund engaged in credit default swaps to manage credit risk. When a Fund is the buyer in a credit default swap contract, a Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, a Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, a Fund loses its investment and recovers nothing. However, if a credit event occurs, a Fund receives full notional value for a referenced debt obligation that may have little or no value. When a Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, a Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If a Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that a Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by a Fund for the same referenced obligation.

As the seller, a Fund may create economic leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. A Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. A Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. A Fund segregates

108	Notes to Financial Statements

Elfun Funds

Notes to Financial Statements, continued — December 31, 2019 assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if a Fund had invested in the referenced debt obligation directly. If a Fund is a buyer of a credit default swap and no credit event occurs, a Fund will not earn any return on its investment. If a Fund is a seller of a credit default swap, a Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject a Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps  Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the fiscal year ended December 31, 2019, the Elfun Diversified Fund and Elfun Income Fund entered into interest rate swaps in order to manage exposure to interest rates.

Options on Exchanged-Traded Futures Contracts  Certain Funds may purchase and write options, including options on exchanged-traded futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase a Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument. A Fund will not enter into a transaction involving options for speculative purposes. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

During the fiscal year ended December 31, 2019, the Elfun Diversified Fund and the Elfun Income Fund purchased and wrote options in order to manage interest rate risk.

The following tables summarize the value of the Funds’ derivative instruments as of December 31, 2019 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Elfun International Equity Fund
Futures Contracts	$—	$—	$—	$6,850	$—	$6,850
Elfun Diversified Fund
Swap Contracts	$—	$—	$239,782	$—	$—	$239,782
Elfun Income Fund
Futures Contracts	$131,238	$—	$—	$—	$—	$131,238
Swap Contracts	—	—	800,547	—	—	800,547

Notes to Financial Statements	109

Elfun Funds

Notes to Financial Statements, continued — December 31, 2019

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Elfun Diversified Fund
Futures Contracts	$(15,135)	$—	$—	$7,646	$—	$(7,489)
Swap Contracts	(145,151)	—	(7,212)	—	—	(152,363)
Elfun Income Fund
Swap Contracts	$(536,094)	$—	$(75,393)	$—	$—	$(638,487)

Realized Gain/Loss

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Elfun International Equity Fund
Futures Contracts	$—	$—	$—	$(216,961)	$—	$(216,961)
Elfun Diversified Fund
Futures Contracts	$388,569	$—	$—	$90,143	$—	$478,712
Swap Contracts	(34,888)	—	52,039	—	—	17,151
Purchased Option Contracts(a)	(7,172)	—	—	—	—	(7,172)
Written Option Contracts	848	—	—	—	—	848
Elfun Tax-Exempt Income Fund
Futures Contracts	$(38,879)	$—	$—	$—	$—	$(38,879)
Elfun Income Fund
Futures Contracts	$973,970	$—	$—	$—	$—	$973,970
Swap Contracts	(135,842)	—	144,027	—	—	8,185
Purchased Option Contracts	(25,541)	—	—	—	—	(25,541)
Written Option Contracts	3,021	—	—	—	—	3,021

(a)	Purchased options are included in net realized gain (loss) on investments

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Elfun International Equity Fund
Futures Contracts	$—	$—	$—	$6,789	$—	$6,789
Elfun Diversified Fund
Futures Contracts	$(213,715)	$—	$—	$22,718	$—	$(190,997)
Swap Contracts	(67,320)	—	122,711	—	—	55,391
Elfun Income Fund
Futures Contracts	$(491,783)	$—	$—	$—	$—	$(491,783)
Swap Contracts	(260,845)	—	396,684	—	—	135,839

110	Notes to Financial Statements

Elfun Funds

Notes to Financial Statements, continued — December 31, 2019

5.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:

Fund	Management Fee
Elfun International Equity Fund	0.21%
Elfun Trusts	0.14%
Elfun Diversified Fund	0.17%
Elfun Tax-Exempt Income Fund	0.16%
Elfun Income Fund	0.17%
Elfun Government Money Market Fund	0.10%

Effective April 30, 2019, with respect to both the Elfun Diversified Fund and the Elfun Income Fund, SSGA FM is contractually obligated until April 30, 2020 to waive its Management Fee and/or reimburse certain expenses for each Fund, in an amount equal to any acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from each Fund’s holdings in acquired funds for cash management purposes, if any. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to April 30, 2020 except with approval of the Board.

Amounts waived or reimbursed are included in the respective Statement of Operations.

Custody, Fund Accounting and Sub-Administration Fees  State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Funds. Amounts paid by the Funds to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statements of Operations.

Other Transactions with Affiliates  The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2019 are disclosed in the Schedules of Investments.

6.	Trustees’ Fees

The fees and expenses of each Fund’s trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

7.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2019 were as follows:

	U.S. Government Obligations		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Elfun International Equity Fund	$—	$—	$28,971,816	$61,689,592
Elfun Trusts	—	—	467,563,521	736,019,422
Elfun Diversified Fund	277,501,794	272,953,495	19,552,150	41,082,408
Elfun Tax-Exempt Income Fund	—	—	339,487,405	380,046,857
Elfun Income Fund	864,776,653	848,121,846	57,655,873	93,976,681

8.	Income Tax Information

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to the federal income taxes to the extent it

Notes to Financial Statements	111

Elfun Funds

Notes to Financial Statements, continued — December 31, 2019 distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds’ tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, foreign currency gains and losses, corporate actions, paydown losses, futures contracts, swap contracts, straddle loss deferrals, capital gain taxes, return of capital adjustments, and wash sale loss deferrals.

The tax character of distributions paid during the fiscal year ended December 31, 2019, were as follows:

Fund	Exempt Income	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Elfun International Equity Fund	$—	$3,308,378	$—	$—	$3,308,378
Elfun Trusts	—	43,174,602	217,065,305	—	260,239,907
Elfun Diversified Fund	—	5,574,026	2,433,385	—	8,007,411
Elfun Tax-Exempt Income Fund	52,554,575	539,186	—	—	53,093,761
Elfun Income Fund	—	6,631,821	—	—	6,631,821
Elfun Government Money Market Fund	—	2,279,939	—	—	2,279,939

The tax character of distributions paid during the fiscal year ended December 31, 2018, were as follows:

Fund	Exempt Income	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Elfun International Equity Fund	$—	$4,494,291	$—	$—	$4,494,291
Elfun Trusts	—	39,509,239	307,096,650	—	346,605,889
Elfun Diversified Fund	—	4,584,578	1,141,933	—	5,726,511
Elfun Tax-Exempt Income Fund	56,871,069	576,506	—	—	57,447,575
Elfun Income Fund	—	7,065,178	—	—	7,065,178
Elfun Government Money Market Fund	—	1,556,972	—	—	1,556,972

At December 31, 2019, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
Elfun International Equity Fund	$650,417	$—	$(9,300,718)	$—	$53,434,597	$—	$44,784,296
Elfun Trusts	4,202,965	—	—	8,761,683	1,326,926,378	—	1,339,891,026
Elfun Diversified Fund	376,753	—	—	534,018	27,078,321	—	27,989,092
Elfun Tax-Exempt Income Fund	—	207,622	(17,295,807)	—	63,336,181	—	46,247,996
Elfun Income Fund	842,910	—	—	—	5,431,425	—	6,274,335

112	Notes to Financial Statements

Elfun Funds

Notes to Financial Statements, continued — December 31, 2019

As of December 31, 2019, the Funds had capital loss carryforwards available to offset future realized capital gains as follows:

Fund	Non-Expiring Short Term	Non-Expiring Long Term
Elfun International Equity Fund	$2,934,842	$6,365,876
Elfun Tax-Exempt Income Fund	16,466,899	828,908

As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Elfun International Equity Fund	$144,987,220	$56,217,414	$2,694,400	$53,523,014
Elfun Trusts	1,648,906,508	1,381,598,383	54,672,005	1,326,926,378
Elfun Diversified Fund	186,699,881	29,852,349	2,774,427	27,077,922
Elfun Tax-Exempt Income Fund	1,307,193,565	65,382,650	2,046,469	63,336,181
Elfun Income Fund	263,230,749	8,268,776	789,714	7,479,062
Elfun Government Money Market Fund	128,668,523	—	—	—

9.	Line of Credit

The Funds (excluding the Elfun Government Money Market Fund) and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $250 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires October 2020 unless extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Funds had no outstanding loans as of December 31, 2019.

10.	Risks

Concentration Risk  As a result of a Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund’s investments more than if a Fund was more broadly diversified.

Interest Rate Risk  Is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of a Fund’s investments.

Foreign and Emerging Markets Risk  Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which a Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk  In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Notes to Financial Statements	113

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Notes to Financial Statements, continued — December 31, 2019

11.	Change in Accounting Principle

In March 2019, the Financial Accounting Standards Board issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20) — Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities held at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The adoption resulted in a change in accounting principle, since the Funds had historically amortized such premiums to maturity for U.S. GAAP. Accordingly, the Funds have adopted ASU 2017-08 to amend the premium amortization period for certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, each Fund applied the amendments on a modified retrospective basis by recognizing a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments as follows:

Fund	Adjustment
Elfun Diversified Fund	$5,431
Elfun Tax-Exempt Income Fund	15,262,249
Elfun Income Fund	21,189

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the net asset value of each Fund. With respect to each Fund’s results of operations, amortization of premium to first call date accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

114	Notes to Financial Statements

Elfun Funds

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Government Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Government Money Market Fund (collectively referred to as the “Funds”), including the schedules of investments, as of December 31, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds at December 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the year ended December 31, 2015 were audited by another independent registered public accounting firm whose report, dated February 24, 2016, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 27, 2020

Report of Independent Registered Public Accounting Firm	115

Elfun Funds

Tax Information — December 31, 2019 (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for their fiscal year ended December 31, 2019.

Dividends Received Deduction

The Funds report the maximum amount allowable of their net taxable income as eligible for the corporate dividends received deduction.

Qualified Dividend Income

A portion of dividends distributed by the Funds during the fiscal year ended December 31, 2019 is considered qualified dividend income and is eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. The Funds report the maximum amount allowable of their net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Long Term Capital Gains Distributions

Long term capital gains dividends were paid from Elfun Trusts and Elfun Diversified Fund during the year ended December 31, 2019 in the amounts of $217,065,305 and $2,433,385, respectively.

Foreign Tax Credit

The Elfun International Equity Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended December 31, 2019, the total amount of foreign taxes that will be passed through are $568,241 for the Elfun International Equity Fund.

The amount of foreign source income earned on the Elfun International Equity Fund during the year ended December 31, 2019 was $5,212,238.

Tax-Exempt Income

For the fiscal year ended December 31, 2019, the following Fund hereby designates as exempt-interest dividends the amounts set forth, or the amount ultimately treated as exempt-interest dividends:

Gross Amount
Elfun Tax-Exempt Income Fund	$52,554,575

116	Tax Information

Elfun Funds

Other Information — December 31, 2019 (Unaudited)

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds (excluding the Elfun Government Money Market Fund) have adopted a liquidity risk management program. SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation.

During the period covered by the liquidity program report to the Board, the program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions. SSGA FM reported that the program operated adequately and that the implementation of the program was effective to manage each Fund’s liquidity risk.

There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Proxy Voting Policies and Procedures and Record

The Funds have adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Funds’ website at http://www.ssga.com/geam, and (iii) on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to their reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-800-242-0134.

Other Information	117

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Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co-Chairperson of the Board	Term: Indefinite Elected: 12/18	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	68	Director, the Holland Series Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co-Chairperson of the Board	Term: Indefinite Appointed: 4/16	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 – 2019, Independent Director, SSGA Qualified Funds PLC.	68	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Senior Advisor to NGN Capital LLC (December 2019 – Present); Managing General Partner, NGN Capital LLC (2006 – December 2019); and Managing Director, Vice President of Walden Capital Management (1996 – present).	68	Director of Kleinfeld Bridal Corp. (March 2016 – present); Trustee of Neuroscience Research Institute (1986 – 2018); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Director, Muscular Dystrophy Association (since 2019); Trustee of GE Funds (1993 – February 2011); and Trustee of Gregorian University Foundation (1992 – 2007).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee and Co-Chairperson of the Audit Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	68	Director-Graduate Management Admissions Council (2015 – present).

118	Other Information

Elfun Funds

Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES (continued)
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	68	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.

Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co-Chairperson of the Audit Committee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Elected: 6/16	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	68	None

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	68	None
INTERESTED TRUSTEES(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee & President	Time Indefinite Elected: 12/18	President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).	68	None

Other Information	119

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Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
INTERESTED TRUSTEES(1) (continued)
Jeanne La Porta(3) c/o SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	Trustee	Time Indefinite Elected: 3/14	Senior Managing Director at State Street Global Advisors (July 2016 – present); Director of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); President of GE Retirement Savings Plan Funds (July 2016 – September 2018); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – present); President and Trustee of GEAM’s UCITs Funds (March 2014 – November 2014); Senior Vice President and Commercial Administrative Officer at GEAM (April 2010 –March 2014); Vice President of State Street Institutional Funds (July 2003 – April 2014); Vice President of Elfun Funds and GE Retirement Savings Plan Funds (October 2003 – July 2016).	18	None

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.
(1)	The individuals listed below are Trustees who are “interested persons,” as defined in the 1940 Act, of the Funds (“Interested Trustees”).
(2)	Ms. Needham is an Interested Trustee because of her employment by SSGA FM, an affiliate of the Funds.
(3)	Ms. La Porta is an Interested Trustee because of her employment by SSGA, an affiliate of the Funds.
*	Served in various capacities and/or with various affiliated entities during noted time period.

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President and Trustee	Term: Indefinite Elected: 7/16	President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present)*; Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).

120	Other Information

Elfun Funds

Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS (continued):
Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 7/16	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors. (2005 – present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 7/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 7/16	Vice President State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).

Sujata Upreti SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 9/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).

Daniel Foley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 9/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*

Other Information	121

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Other Information, continued — December 31, 2019 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS (continued):
Daniel G. Plourde SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – Present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).

Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

Andrew DeLorme SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2016 – present); Vice President and Counsel, State Street Global Advisors (August 2014 – March 2016).

Kevin Morris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1982	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (January 2016 – April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015 – January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012 – June 2015).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.

122	Other Information

Trustees

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Richard D. Shirk

Rina K. Spence

Michael A. Jessee

Ellen M. Needham

Jeanne M. La Porta

Officers

Ellen M. Needham, President

Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer

Sean O’Malley, Chief Legal Officer

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Daniel G. Plourde, Assistant Treasurer

Andrew DeLorme, Secretary

Kevin Morris, Assistant Secretary

David Urman, Assistant Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, Massachusetts 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Elfun Income Fund (the “Fund,” “Fund Entity” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. The Code is combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Fund’s Board of Trustees (the “Board”) has determined that the Fund has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Messrs. Michael F. Holland, Richard D. Shirk and John R. Costantino and Ms. Donna M. Rapaccioli. Each of the audit committee financial experts is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2019 and December 31, 2018, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Registrant’s principal accountant, for the audit of the Registrant’s annual financial statements or services normally provided by E&Y in connection with the Registrant’s statutory and regulatory filings and engagements were $32,930 and $32,930, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2019 and December 31, 2018, there were no fees billed by E&Y for assurance and related services that were reasonably related to the performance of the audit of the Registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

The aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns for the fiscal years ended December 31, 2019 and December 31, 2018 were $7,910 and $7,910, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2019 and December 31, 2018, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Registrant, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2019 and December 31, 2018, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Registrant that (i) relate directly to the operations and financial reporting of the Registrant and (ii) were pre-approved by the Registrant’s Audit Committee were approximately $6,939,666 and $6,581,832, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Fund’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Fund Entity’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Fund Entity’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2019 and December 31, 2018, the aggregate non-audit fees billed by E&Y for services rendered to the Registrant and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Registrant were approximately $35,152,927 and $36,297,003 respectively.

(h)

E&Y notified the Fund’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Fund, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Fund’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable to the Registrant.

(a)(4) Not applicable.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	ELFUN INCOME FUND

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	March 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	March 6, 2020

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	March 6, 2020